UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
(Name and address of agent for service)

414-287-3700
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Bridge Builder Bond Fund
Schedule of Investments
March 31, 2015 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 95.91%
Asset Backed Obligations - 7.91%
ABFC 2005-AQ1 Trust
4.93%, 06/25/2035	$872,406	$880,903
ABFC 2006-OPT1 Trust
0.32%, 09/25/2036	6,577,656	5,662,579
Academic Loan Funding Trust 2012-1
0.97%, 12/27/2022 (Acquired 10/28/2013, Cost $1,430,969) (b)	1,423,900	1,425,151
Academic Loan Funding Trust 2013-1
0.97%, 12/26/2044 (Acquired 11/15/2013, Cost $1,651,169) (b)	1,663,226	1,658,389
Ally Auto Receivables Trust 2011-5
1.32%, 07/15/2016	911,227	911,481
Ally Auto Receivables Trust 2012-1
1.21%, 07/15/2016	135,095	135,181
Ally Auto Receivables Trust 2012-3
0.85%, 08/15/2016	159,164	159,238
Ally Auto Receivables Trust 2014-SN2
1.03%, 09/20/2017	991,000	991,803
Ally Auto Receivables Trust/Lease
0.93%, 10/20/2016	2,750,000	2,749,725
1.21%, 03/20/2017	915,000	914,909
American Credit Acceptance Receivables Trust
1.64%, 11/15/2016 (Acquired 10/28/2013, Cost $32,228) (b)	32,241	32,243
2.28%, 09/17/2018 (Acquired 10/28/2013, Cost $331,589) (b)	332,000	332,289
American Credit Acceptance Receivables Trust 2013-1
1.45%, 04/16/2018 (Acquired 10/28/2013, Cost $242,329) (b)	242,511	242,602
American Credit Acceptance Receivables Trust 2014-1
1.14%, 03/12/2018 (Acquired 01/07/2014, Cost $237,929) (b)	237,939	238,019
American Credit Acceptance Receivables Trust 2014-2
0.99%, 10/10/2017 (Acquired 04/15/2014, Cost $1,921,029) (b)	1,921,095	1,920,661
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $1,033,910) (b)	1,034,000	1,035,338
American Credit Acceptance Receivables Trust 2014-3
2.43%, 06/10/2020 (Acquired 01/28/2015, Cost $500,591) (b)	500,000	500,809
American Credit Acceptance Receivables Trust 2014-4
1.33%, 07/10/2018 (Acquired 11/19/2014, Cost $980,270) (b)	980,330	981,309
American Credit Acceptance Receivables Trust 2015-1
1.43%, 08/12/2019 (Acquired 03/11/2015, Cost $2,115,840) (b)	2,116,000	2,112,545
American Express Credit Account Master Trust 2013-1
0.87%, 02/16/2021	5,000,000	5,026,905
American Homes 4 Rent 2014-SFR2 Trust
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,487) (b)	300,000	316,005
AmeriCredit Automobile Receivables Trust 2012-3
0.96%, 01/09/2017	7,150	7,150
AmeriCredit Automobile Receivables Trust 2012-5
0.62%, 06/08/2017	102,029	102,035
AmeriCredit Automobile Receivables Trust 2013-1
0.61%, 10/10/2017	76,424	76,432
AmeriCredit Automobile Receivables Trust 2013-5

0.90%, 09/10/2018	393,220	393,351
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13
5.09%, 01/25/2034	10,188	10,126
Anchorage Capital CLO 2013-1 Ltd
1.44%, 07/13/2025 (Acquired 11/25/2013, Cost $14,345,671) (b)	14,500,000	14,296,348
Apidos CDO
1.57%, 07/15/2023	3,000,000	3,000,000
Argent Securities Inc
1.31%, 03/25/2034	3,570,651	3,376,022
Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5
1.21%, 04/25/2034	3,667,317	3,471,856
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3
0.51%, 11/25/2035	6,881,663	6,675,447
Ascentium Equipment Receivables 2012-1 LLC
1.83%, 09/15/2019 (Acquired 10/28/2013, Cost $13,609) (b)	13,620	13,624
Asset Backed Securities Corp Home Equity Loan Trust Series 2002-HE3
2.50%, 10/15/2032	883,442	873,755
Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6
0.85%, 11/25/2033	1,862,969	1,758,369
Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6
0.89%, 09/25/2034	7,071,789	6,983,477
Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
0.34%, 03/25/2036	5,434,459	5,088,365
Asset-Backed Pass-Through Certificates Series 2004-R2
0.95%, 04/25/2034	795,657	782,965
Atlas Senior Loan Fund IV Ltd
1.73%, 02/17/2026 (Acquired 12/13/2013, Cost $14,959,441) (b)	15,000,000	14,929,500
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,875,536) (b)	4,900,000	4,899,485
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,309,176) (b)	10,300,000	10,426,927
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $11,997,974) (b)	12,000,000	12,088,836
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $755,734) (b)	755,760	755,738
Babson CLO Ltd 2013-I
1.36%, 04/20/2025 (Acquired 05/03/2013, Cost $764,587) (b)	775,000	765,264
Battalion CLO IV Ltd
1.66%, 10/22/2025	8,000,000	7,960,176
Battalion CLO VIII Ltd
1.79%, 04/18/2027	1,750,000	1,746,500
Bayview Financial Mortgage Pass-Through Trust 2006-A
5.48%, 02/28/2041	32,490	33,553
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	268,602	241,322
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.03%, 08/25/2034	7,536,175	6,946,582
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.07%, 08/25/2034	924,542	869,900
Bear Stearns Asset Backed Securities Trust 2003-2
1.67%, 03/25/2043	5,798,204	5,667,819
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.54%, 04/25/2036	75,295	72,043
Blue Elephant Loan Trust 2015-1
3.12%, 12/15/2022	2,941,000	2,934,530
BMW Vehicle Lease Trust 2013-1
0.54%, 09/21/2015	28,080	28,079
BMW Vehicle Owner Trust 2014-A
0.53%, 04/25/2017	1,098,000	1,098,129

0.97%, 11/26/2018	680,000	680,811
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $619,847) (b)	626,076	623,648
Cabela's Credit Card Master Note Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $789,723) (b)	784,000	791,944
California Republic Auto Receivables Trust 2012-1
1.18%, 08/15/2017 (Acquired 12/03/2014, Cost $951,260) (b)	950,950	952,503
Capital Auto Receivables Asset Trust 2013-1
0.62%, 07/20/2016	107,736	107,732
Capital Auto Receivables Asset Trust 2013-4
0.85%, 02/21/2017	1,000,000	1,000,825
1.09%, 03/20/2018	957,000	957,049
Carfinance Capital Auto Trust 2013-1
1.65%, 07/17/2017 (Acquired 10/28/2013, Cost $153,638) (b)	153,434	153,518
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $170,335) (b)	172,000	173,554
Carfinance Capital Auto Trust 2013-2
1.75%, 11/15/2017 (Acquired 10/28/2013, Cost $104,461) (b)	104,464	104,642
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014, Cost $1,079,399) (b)	1,079,511	1,077,816
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,910) (b)	375,000	378,612
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $3,102,951) (b)	3,103,156	3,097,406
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015, Cost $1,639,535) (b)	1,639,558	1,641,710
Carlyle Global Market Strategies CLO 2013-1 Ltd
1.56%, 02/14/2025 (Acquired 01/02/2014, Cost $5,047,549) (b)	5,100,000	5,068,803
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd
2.15%, 10/15/2021 (Acquired 05/22/2014, Cost $2,686,667) (a)(b)	2,686,667	2,667,592
CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	132,969	132,952
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	308,000	307,850
1.28%, 05/15/2019	275,000	274,806
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	2,105,000	2,104,478
Carnow Auto Receivables Trust 2013-1
1.97%, 11/15/2017 (Acquired 10/28/2013, Cost $284,594) (b)	284,541	284,356
Carnow Auto Receivables Trust 2014-1
0.96%, 01/17/2017 (Acquired 09/17/2014, Cost $1,503,332) (b)	1,503,372	1,501,518
1.89%, 11/15/2018 (Acquired 09/17/2014, Cost $999,939) (b)	1,000,000	999,075
Carrington Mortgage Loan Trust Series 2006-OPT1
0.35%, 02/25/2036	1,737,646	1,682,408
Catamaran CLO 2014-1 Ltd
1.81%, 04/20/2026	5,500,000	5,472,835
2.06%, 04/20/2026	4,500,000	4,362,125
Catamaran CLO 2014-2 Ltd
1.77%, 10/18/2026 (Acquired 12/17/2014, Cost $990,265) (b)	1,000,000	998,074
Chase Funding Trust Series 2003-4
5.42%, 05/25/2033	267,110	275,968
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	702,952	712,554
5.26%, 11/25/2034	412,863	423,355
Chase Issuance Trust
0.63%, 04/15/2019	16,700,000	16,636,156
Citigroup Mortgage Loan Trust Inc
0.53%, 10/25/2035	6,861,779	6,777,029

Concord Funding Co LLC
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (b)	3,096,000	3,130,056
Conseco Financial Corp
6.40%, 10/15/2018	7,027	7,174
7.05%, 01/15/2019	3,366	3,445
6.24%, 12/01/2028	74,959	77,252
7.07%, 01/15/2029	690	700
6.22%, 03/01/2030	165,251	174,604
6.18%, 04/01/2030	45,819	49,106
Consumer Credit Origination Loan Trust 2015-1
2.82%, 03/15/2021 (Acquired 02/03/2015 through 02/17/2015, Cost $1,523,240) (b)	1,523,323	1,528,910
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	2	2
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035	123,066	125,398
4.78%, 02/25/2036	1,234,453	1,223,119
0.42%, 04/25/2036	2,349,371	2,328,065
5.02%, 04/25/2036	346,184	311,310
4.97%, 09/25/2046	151,060	116,581
CPS Auto Receivables Trust 2011-B
3.68%, 09/17/2018 (Acquired 10/28/2013, Cost $86,105) (b)	85,241	86,287
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $324,567) (b)	320,709	326,624
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $176,476) (b)	175,071	176,807
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $841,586) (b)	835,590	840,338
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $600,483) (b)	602,113	597,879
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $570,473) (b)	571,400	571,963
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $1,669,511) (b)	1,669,641	1,669,018
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014, Cost $1,183,961) (b)	1,184,063	1,179,647
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018	2,604,357	2,588,342
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014, Cost $3,256,149) (b)	3,256,199	3,243,861
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,944) (b)	558,000	558,806
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014, Cost $3,155,172) (b)	3,155,246	3,146,086
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,947) (b)	525,000	532,911
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015, Cost $2,665,914) (b)	2,666,000	2,667,570
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,906) (b)	446,000	446,937
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $617,004) (b)	615,308	617,098
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $342,652) (b)	342,453	342,525
Credit Acceptance Auto Loan Trust 2012-2
1.52%, 03/16/2020 (Acquired 10/28/2013, Cost $606,576) (b)	605,337	606,691
Credit Acceptance Auto Loan Trust 2013-1
1.21%, 10/15/2020 (Acquired 01/30/2015, Cost $1,000,000) (b)	1,000,000	1,000,657
Credit Acceptance Auto Loan Trust 2014-1
1.55%, 10/15/2021 (Acquired 01/21/2015, Cost $1,398,044) (b)	1,400,000	1,398,247
Credit-Based Asset Servicing and Securitization LLC

4.19%, 12/25/2035	33,512	33,170
Crmn 2015-1a A
1.83%, 04/22/2027	750,000	750,000
CSMC Trust 2006-CF1
0.48%, 11/25/2035 (Acquired 10/28/2013, Cost $9,361) (b)	9,465	9,434
CWABS Asset-Backed Certificates Trust 2004-13
4.58%, 01/25/2033	65,021	65,188
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	261,151	262,655
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035	289,978	295,211
CWABS Asset-Backed Certificates Trust 2005-11
4.78%, 02/25/2036	1,026,780	1,042,140
CWABS Asset-Backed Certificates Trust 2005-17
4.91%, 05/25/2036	29,504	40,435
4.91%, 05/25/2036	93,345	115,113
CWABS Inc Asset-Backed Certificates Series 2003-5
5.41%, 01/25/2034	45,920	46,440
CWABS Inc Asset-Backed Certificates Series 2004-1
0.92%, 03/25/2034	104,149	99,305
1.00%, 03/25/2034	12,769	11,787
0.73%, 04/25/2034	1,112	1,036
CWABS Inc Asset-Backed Certificates Trust 2004-6
1.07%, 10/25/2034	101,129	97,857
0.95%, 11/25/2034	1,426,084	1,373,114
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	72,111	69,441
Drive Auto Receivables Trust 2015-A
1.01%, 11/15/2017 (Acquired 03/12/2015, Cost $2,525,894) (b)	2,526,000	2,525,748
4.12%, 06/15/2022 (Acquired 03/12/2015, Cost $1,765,578) (b)	1,766,000	1,765,470
DT Auto Owner Trust 2014-3
0.98%, 04/16/2018 (Acquired 12/03/2014, Cost $2,190,683) (b)	2,190,791	2,189,924
DT Auto Owner Trust 2015-1
1.06%, 09/17/2018 (Acquired 02/18/2015, Cost $2,264,881) (b)	2,264,883	2,265,599
Exeter Automobile Receivables Trust 2012-2
1.30%, 06/15/2017 (Acquired 10/28/2013, Cost $42,474) (b)	42,488	42,499
Exeter Automobile Receivables Trust 2013-1
1.29%, 10/16/2017 (Acquired 10/28/2013, Cost $1,277,449) (b)	1,276,084	1,278,101
Exeter Automobile Receivables Trust 2013-2
1.49%, 11/15/2017 (Acquired 10/28/2013, Cost $546,827) (b)	546,134	547,128
Exeter Automobile Receivables Trust 2014-1
1.29%, 05/15/2018 (Acquired 01/29/2014, Cost $1,771,568) (b)	1,771,195	1,772,819
Exeter Automobile Receivables Trust 2014-2
1.06%, 08/15/2018 (Acquired 05/20/2014, Cost $2,504,823) (b)	2,507,177	2,500,871
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,942) (b)	335,000	331,314
Exeter Automobile Receivables Trust 2014-3
1.32%, 01/15/2019 (Acquired 10/09/2014, Cost $2,799,360) (b)	2,799,519	2,797,859
2.77%, 11/15/2019 (Acquired 10/09/2014, Cost $666,906) (b)	667,000	669,872
Exeter Automobile Receivables Trust 2015-1
1.60%, 06/17/2019 (Acquired 02/26/2015, Cost $3,154,813) (b)	3,155,000	3,156,723
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,124,728) (b)	1,125,000	1,128,968
Fifth Third Auto Trust 2014-3
0.57%, 05/15/2017	960,000	959,666
0.96%, 03/15/2019	413,000	412,988
First Investors Auto Owner Trust 2012-2
1.47%, 05/15/2018 (Acquired 10/28/2013, Cost $221,085) (b)	220,652	220,984

First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $683,523) (b)	683,877	683,844
First Investors Auto Owner Trust 2013-2
1.23%, 03/15/2019 (Acquired 06/13/2013, Cost $1,037,115) (b)	1,036,006	1,037,625
First Investors Auto Owner Trust 2013-3
0.89%, 09/15/2017 (Acquired 10/21/2014 through 10/22/2014, Cost $555,546) (b)	555,396	555,415
First Investors Auto Owner Trust 2014-2
0.86%, 08/15/2018 (Acquired 01/28/2015, Cost $505,463) (b)	506,274	505,766
First Investors Auto Owner Trust 2014-3
1.06%, 11/15/2018 (Acquired 11/07/2014, Cost $676,996) (b)	677,000	676,936
1.67%, 11/16/2020 (Acquired 11/07/2014, Cost $275,992) (b)	276,000	276,513
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $425,377) (b)	425,919	426,310
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $579,875) (b)	579,872	581,336
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014, Cost $1,579,018) (b)	1,579,123	1,576,285
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,942) (b)	280,000	281,463
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014, Cost $2,104,146) (b)	2,104,362	2,102,570
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,895) (b)	892,000	898,795
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,907) (b)	440,000	447,807
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015, Cost $3,444,614) (b)	3,445,000	3,448,256
Flatiron CLO 2013-1 Ltd
1.66%, 01/17/2026 (Acquired 08/12/2014, Cost $745,644) (b)	750,000	745,719
Ford Credit Auto Lease Trust 2014-A
0.50%, 10/15/2016	879,072	878,688
Ford Credit Auto Lease Trust 2014-B
0.89%, 09/15/2017	1,391,000	1,391,658
1.10%, 11/15/2017	550,000	550,439
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	890,000	890,840
Ford Credit Auto Owner Trust 2014-C
0.61%, 08/15/2017	1,200,000	1,199,910
1.06%, 05/15/2019	1,040,000	1,041,951
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 10/07/2014, Cost $6,872,341) (b)	6,820,000	6,947,452
Ford Credit Auto Owner Trust 2015-A
0.81%, 01/15/2018	2,069,000	2,071,038
1.28%, 09/15/2019	942,000	944,838
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,898,844) (b)	4,900,000	4,990,831
Ford Credit Floorplan Master Owner Trust A
0.55%, 01/15/2018	1,150,000	1,150,369
Freedom Trust 2011-2
4.59%, 08/01/2046 (Acquired 10/28/2013 through 06/25/2014, Cost $443,680) (b)	434,156	441,338
Fremont Home Loan Trust 2004-2
1.03%, 07/25/2034	1,229,294	1,104,498
FRT 2013-1 Trust
4.21%, 10/25/2018 (a)	32,241	32,231
3.96%, 10/25/2033 (a)	57,958	57,959
5.00%, 10/25/2033 (a)	1,000,000	979,600
Galaxy XVIII CLO Ltd
1.73%, 10/15/2026	2,250,000	2,240,550
GCAT

3.23%, 07/25/2019 (Acquired 07/24/2014, Cost $2,701,083) (b)	2,701,083	2,717,746
GE Capital Mortgage Services Inc 1999-HE1 Trust
6.27%, 04/25/2029	268	270
6.71%, 04/25/2029	61,695	60,237
GE Equipment Midticket LLC
0.60%, 05/23/2016	245,936	245,946
0.78%, 09/22/2020	433,000	433,333
GE Mortgage Services LLC
6.74%, 12/25/2028	11	11
GLC II Trust 2013-1
4.00%, 12/18/2020	4,211,605	4,234,769
GLC Trust 2013-1
3.00%, 07/15/2021	3,232,975	3,229,742
GM Financial Automobile Leasing Trust 2014-1
0.61%, 07/20/2016 (Acquired 04/03/2014, Cost $2,864,694) (b)	2,865,593	2,862,048
GM Financial Automobile Leasing Trust 2015-1
1.10%, 12/20/2017	3,619,000	3,626,520
1.53%, 09/20/2018	1,198,000	1,205,083
1.73%, 06/20/2019	502,000	505,926
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/6/2013, Cost $1,364,348) (b)	1,363,337	1,356,793
GMAT 2014-1 Trust
3.72%, 02/25/2044 (Acquired 02/05/2014, Cost $508,099) (b)	508,099	507,339
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $1,659,553) (b)	1,659,891	1,667,672
Gramercy Park CLO Ltd
1.56%, 07/17/2023 (Acquired 07/10/2014, Cost $1,125,000) (b)	1,125,000	1,124,334
GSAA Trust
0.44%, 06/25/2035	1,730,586	1,680,743
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2
1.15%, 05/16/2044 (Acquired 10/28/2013, Cost $6,400,668) (b)	6,407,000	6,398,030
HLSS Servicer Advance Receivables Backed Notes Series 2013-T3
2.39%, 05/15/2046 (Acquired 04/09/2014, Cost $392,191) (b)	400,000	397,107
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7
1.98%, 11/15/2046 (Acquired 11/22/2013, Cost $2,282,382) (b)	2,283,000	2,262,681
HLSS Servicer Advance Receivables Trust
1.99%, 10/15/2045 (Acquired 10/28/2013, Cost $1,259,514) (b)	1,255,000	1,252,239
1.50%, 01/16/2046 (Acquired 10/28/2013, Cost $1,470,723) (b)	1,482,000	1,473,849
2.22%, 01/15/2047 (Acquired 01/14/2014, Cost $1,661,998) (b)	1,662,000	1,650,366
2.29%, 01/15/2048 (Acquired 01/16/2013, Cost $4,197,625) (b)	4,250,000	4,178,175
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.37%, 03/25/2036	91,178	74,472
Honda Auto Receivables 2012-1 Owner Trust
0.97%, 04/16/2018	349,000	349,158
Honda Auto Receivables 2014-1 Owner Trust
0.41%, 09/21/2016	3,289,295	3,287,618
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	930,000	929,560
Honda Auto Receivables 2015-1 Owner Trust
0.70%, 06/15/2017	683,000	682,982
HSBC Home Equity Loan Trust USA 2006-4
0.46%, 03/20/2036	6,300,000	5,928,218
HSBC Home Equity Loan Trust USA 2007-1
0.38%, 03/20/2036	40,390	40,021
HSBC Home Equity Loan Trust USA 2007-3
1.38%, 11/20/2036	549,360	546,982

Huntington Auto Trust 2011-1
1.31%, 11/15/2016 (Acquired 10/28/2013, Cost $446,503) (b)	445,513	446,074
Huntington Auto Trust 2012-1
0.81%, 09/15/2016	52,191	52,203
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	2,104,000	2,105,666
Hyundai Auto Receivables Trust 2015-A
0.68%, 10/16/2017	1,125,000	1,125,104
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	581	580
ING IM CLO 2013-3 Ltd
1.71%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (b)	7,400,000	7,399,260
2.06%, 01/18/2026 (Acquired 11/26/2013, Cost $8,860,530) (b)	9,000,000	8,889,300
John Deere Owner Trust 2012-B
0.69%, 01/15/2019	675,000	674,885
John Deere Owner Trust 2014-A
0.45%, 09/15/2016	1,962,008	1,961,361
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.30%, 07/25/2036	5,970,933	5,742,205
JP Morgan Mortgage Acquisition Trust 2007-CH1
0.30%, 11/25/2036	201,595	200,912
Kgs-alpha Sba Coof Tr 2012-2 Classa 20380825 Flt
0.86%, 08/01/2038 (Acquired 02/19/2014, Cost $614,416) (b)	13,724,238	501,792
KVK CLO 2014-1 Ltd
1.85%, 05/15/2026	7,800,000	7,796,568
3.67%, 05/15/2026	2,000,000	2,045,666
KVK CLO 2014-2 Ltd
1.80%, 07/15/2026	4,250,000	4,232,575
Lake Country Mortgage Loan Trust 2006-HE1
0.52%, 07/25/2034 (Acquired 10/28/2013, Cost $80,213) (b)	81,034	80,864
Limerock CLO II Ltd
1.76%, 04/18/2026 (Acquired 02/26/2014, Cost $248,743) (b)	250,000	249,454
Long Beach Mortgage Loan Trust 2004-1
0.92%, 02/25/2034	2,188,768	2,080,253
Long Beach Mortgage Loan Trust 2004-3
1.03%, 07/25/2034	108,093	104,163
Long Beach Mortgage Loan Trust 2006-WL2
0.37%, 01/25/2036	89,721	86,404
Madison Avenue Manufactured Housing Contract Trust 2002-A
2.42%, 03/25/2032	225,810	225,805
Magnetite IX Ltd
1.68%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,852) (b)	2,250,000	2,242,800
Magnetite VIII Ltd
1.73%, 04/15/2026 (Acquired 04/16/2014 through 01/21/2015, Cost $13,729,982) (b)	13,750,000	13,743,125
Magnetite XI Ltd
1.69%, 01/18/2027 (Acquired 12/04/2014, Cost $1,491,728) (b)	1,500,000	1,501,526
Mastr Asset Backed Securities Trust 2005-HE1
0.89%, 05/25/2035	2,000,000	1,939,900
Mid-State Capital Corp 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $1,050,745) (b)	1,059,037	1,109,200
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $549,958) (b)	535,570	550,330
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $996,966) (b)	963,738	997,963
MMCA Auto Owner Trust 2012-A
1.57%, 08/15/2017 (Acquired 10/28/2013, Cost $971,529) (b)	969,740	973,241
Morgan Stanley ABS Capital I Inc Trust 2004-OP1

1.04%, 11/25/2034	1,737,448	1,582,931
Morgan Stanley ABS Capital I Inc Trust 2006-NC3
0.34%, 03/25/2036	2,127,053	2,112,819
Nationstar Agency Advance Funding Trust 2013-T2A
1.89%, 02/18/2048 (Acquired 10/28/2013, Cost $372,454) (b)	381,000	374,717
Nationstar Home Equity Loan Trust 2006-B
0.34%, 09/25/2036	6,158,442	6,149,605
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $377,539) (b)	377,542	377,530
Neuberger Berman CLO XII Ltd
2.36%, 07/25/2023	250,000	249,995
New Century Home Equity Loan Trust Series 2003-5
5.17%, 11/25/2033	372,579	383,331
Nissan Auto Receivables 2012-A Owner Trust
1.00%, 07/16/2018	344,000	344,868
Nissan Auto Receivables 2014-A Owner Trust
0.42%, 11/15/2016	1,366,826	1,366,147
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	400,000	401,448
Normandy Mortgage Loan Co 2013-NPL3 LLC
4.95%, 09/16/2043 (Acquired 10/28/2013, Cost $1,076,205) (b)	1,076,205	1,074,590
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $2,481,983) (b)	2,481,983	2,482,732
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $954,590) (b)	1,000,000	995,000
OAK Hill Advisors Residential Loan Trust 2014-NPL2
3.48%, 04/25/2054 (Acquired 11/05/2014, Cost $4,375,719) (b)	4,375,719	4,383,731
4.00%, 04/25/2054 (Acquired 11/05/2014, Cost $995,146) (b)	1,028,000	1,006,708
Oak Hill Advisors Residential Loan Trust 2015-NPL1
3.47%, 01/25/2055 (Acquired 03/05/2015, Cost $4,441,000) (b)	4,441,000	4,440,689
4.00%, 01/25/2055 (Acquired 03/05/2015, Cost $1,507,326) (b)	1,558,000	1,507,521
Oakwood Mortgage Investors Inc
6.45%, 11/15/2017	4,632	4,745
OnDeck Asset Securitization Trust 2014-1 LLC
3.15%, 05/17/2018 (Acquired 04/30/2014, Cost $2,341,591) (b)	2,342,000	2,345,834
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014, Cost $3,390,302) (b)	3,390,000	3,395,119
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,934) (b)	402,000	404,999
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014, Cost $5,051,138) (b)	5,049,000	5,036,024
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (b)	1,864,000	1,848,529
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,450,912) (b)	3,452,000	3,483,275
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,332) (b)	500,000	502,810
Option One Mortgage Loan Trust
1.01%, 02/25/2033	19,116	17,792
Option One Mortgage Loan Trust 2004-3
1.07%, 11/25/2034	1,691,802	1,562,396
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW
1.11%, 10/25/2034	715,225	712,358
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH
0.73%, 01/25/2036	4,800,000	4,493,659
PFS Tax Lien Trust 2014-1
1.44%, 04/15/2016 (Acquired 04/29/2014, Cost $662,194) (b)	662,225	663,712
Prestige Auto Receivables Trust 2013-1
1.09%, 02/15/2018 (Acquired 01/23/2015, Cost $414,951) (b)	414,713	415,067

Progreso Receivables Funding I LLC
4.00%, 07/09/2018 (Acquired 04/25/2014, Cost $1,504,098) (b)	1,500,000	1,496,250
Progreso Receivables Funding II LLC
3.50%, 07/08/2019	3,500,000	3,485,650
Progreso Receivables Funding III LLC
3.63%, 02/08/2020 (Acquired 01/20/2015, Cost $3,090,000) (b)	3,090,000	3,083,820
5.50%, 02/08/2020 (Acquired 01/20/2015, Cost $793,000) (b)	793,000	796,965
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	7,976	8,108
Race Point VIII CLO Ltd
1.48%, 02/20/2025 (Acquired 02/19/2015, Cost $247,954) (b)	250,000	247,527
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	38,175	38,285
RAMP Series 2004-RS11 Trust
1.10%, 11/25/2034	306,285	301,758
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	52,905	53,523
RAMP Series 2006-RZ1 Trust
0.47%, 03/25/2036	1,600,677	1,560,791
RASC Series 2002-KS4 Trust
0.67%, 07/25/2032	5,416	4,607
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	58,134	58,073
RASC Series 2003-KS5 Trust
0.75%, 07/25/2033	6,885	6,043
3.62%, 07/25/2033	3,410	3,312
RASC Series 2003-KS9 Trust
0.81%, 11/25/2033	7,776	6,533
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	7,078	7,154
RASC Series 2005-KS6 Trust
0.79%, 07/25/2035	1,550,000	1,447,998
RBSHD 2013-1 Trust
4.69%, 10/25/2047 (Acquired 02/20/2014, Cost $1,495,132) (a)(b)	1,487,057	1,490,117
Real Estate Asset Trust 2013-1
3.23%, 05/25/2052 (Acquired 08/06/2014, Cost $1,257,351) (a)(b)	1,258,895	1,251,062
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	312,966	169,958
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	237,989	240,947
Santander Drive Auto Receivables Trust
1.21%, 10/16/2017 (Acquired 02/23/2015, Cost $2,323,537) (b)	2,322,000	2,323,651
Santander Drive Auto Receivables Trust 2012-5
1.56%, 08/15/2018	516,608	517,458
Santander Drive Auto Receivables Trust 2013-2
1.33%, 03/15/2018	1,200,000	1,201,128
Santander Drive Auto Receivables Trust 2013-3
1.19%, 05/15/2018	470,000	470,125
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	214,015	216,231
Securitized Asset Backed Receivables LLC Trust 2005-EC1
0.79%, 01/25/2035	338,363	324,894
Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.50%, 10/25/2035 (Acquired 03/13/2014, Cost $1,829,047) (b)	1,850,873	1,828,555
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.45%, 01/25/2036	84,161	63,152
Selene Non-Performing Loans LLC

2.98%, 05/25/2054 (Acquired 05/23/2014, Cost $1,143,179) (b)	1,143,179	1,131,797
SNAAC Auto Receivables Trust 2013-1
1.14%, 07/16/2018 (Acquired 10/28/2013, Cost $12,655) (b)	12,663	12,665
SNAAC Auto Receivables Trust 2014-1
1.03%, 09/17/2018 (Acquired 04/01/2014, Cost $877,676) (b)	877,698	877,334
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.84%, 10/25/2035	436,134	424,127
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.47%, 12/25/2036	2,225,000	2,154,959
SpringCastle America Funding LLC
2.70%, 05/25/2023 (Acquired 09/18/2014, Cost $8,272,759) (b)	8,273,263	8,294,559
4.61%, 10/25/2027 (Acquired 09/18/2014, Cost $1,749,642) (b)	1,750,000	1,779,095
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021 (Acquired 10/28/2013, Cost $7,169,410) (b)	7,193,187	7,225,168
Springleaf Funding Trust 2013-B
3.92%, 01/16/2023 (Acquired 10/28/2013, Cost $509,972) (b)	516,000	518,797
4.82%, 01/16/2023 (Acquired 10/28/2013 through 12/20/2013, Cost $1,122,746) (b)	1,140,000	1,137,492
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014, Cost $11,530,875) (b)	11,533,000	11,537,728
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,833) (b)	583,000	585,007
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015, Cost $13,389,552) (b)	13,392,000	13,518,943
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,655) (b)	1,087,000	1,098,189
Stanwich Mortgage Loan Trust
2.98%, 02/16/2043 (Acquired 10/28/2013, Cost $476,950) (b)	472,863	470,498
Structured Asset Investment Loan Trust 2004-4
0.97%, 04/25/2034	720,327	665,073
Structured Asset Sec Corp Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	74,914	74,545
3.45%, 02/25/2032	187,232	184,976
Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	35,257	37,128
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	300,493	309,556
5.55%, 03/25/2034	240,317	247,561
Sunset Mortgage Loan Co 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $4,813,707) (b)	4,813,707	4,792,864
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	5,014,117
THL Credit Wind River 2014-3 CLO Ltd
1.86%, 01/22/2027	5,750,000	5,766,675
Tidewater Auto Receivables Trust 2014-A
1.40%, 07/15/2018 (Acquired 06/06/2014 through 06/23/2014, Cost $1,900,431) (b)	1,901,000	1,899,466
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $2,384,752) (b)	2,385,000	2,386,741
Toyota Auto Receivables 2014-A Owner Trust
0.41%, 08/15/2016	1,477,117	1,476,901
Toyota Auto Receivables 2014-C Owner Trust
0.51%, 02/15/2017	1,067,000	1,066,911
0.93%, 07/16/2018	691,000	691,455
Trafigura Securitisation Finance PLC
2.57%, 10/15/2015 (Acquired 10/28/2013, Cost $2,569,027) (b)	2,569,000	2,569,931
Trafigura Securitisation Finance Plc. 2014-1
1.12%, 10/15/2021 (Acquired 10/23/2014, Cost $3,719,000) (b)	3,719,000	3,709,703
Truman Capital Mortgage Loan Trust 2014-NPL1
3.23%, 07/25/2053 (Acquired 08/19/2014, Cost $2,749,462) (b)	2,752,915	2,749,548
Truman Capital Mortgage Loan Trust 2014-NPL2

3.13%, 06/25/2054 (Acquired 09/09/2014, Cost $2,700,701) (b)	2,703,478	2,700,360
4.00%, 06/25/2054 (Acquired 09/09/2014, Cost $858,826) (b)	877,000	859,107
Truman Capital Mortgage Loan Trust 2014-NPL3
3.13%, 04/25/2053 (Acquired 09/09/2014, Cost $2,416,564) (b)	2,419,349	2,416,540
US Residential Opportunity Fund II Trust 2015-1
3.63%, 02/27/2035 (Acquired 02/19/2015, Cost $2,472,532) (b)	2,476,823	2,473,494
US Residential Opportunity Fund Trust
3.72%, 01/27/2035 (Acquired 02/06/2015, Cost $2,890,566) (b)	2,890,566	2,900,209
USAA Auto Owner Trust 2014-1
0.38%, 10/17/2016 (Acquired 02/25/2014, Cost $669,015) (b)	669,034	668,921
Vericrest Opportunity Loan Transferee 2014-NPL4 LLC
3.13%, 04/27/2054 (Acquired 06/20/2014, Cost $5,474,939) (b)	5,482,645	5,464,130
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 02/06/2015, Cost $3,263,863) (b)	3,267,379	3,261,171
Vibrant CLO Ltd 2015-3
1.89%, 04/20/2026	5,250,000	5,249,858
Volkswagen Auto Lease Trust 2015-A
0.87%, 06/20/2017	1,663,000	1,664,103
VOLT NPL X LLC
3.38%, 10/25/2054 (Acquired 11/13/2014, Cost $1,618,242) (b)	1,620,195	1,620,204
VOLT XIX LLC
3.88%, 04/25/2055 (Acquired 12/15/2014, Cost $3,754,700) (b)	3,758,539	3,772,693
VOLT XV LLC
3.25%, 05/26/2054 (Acquired 05/19/2014, Cost $1,146,816) (b)	1,146,816	1,144,648
VOLT XVI LLC
3.23%, 09/25/2058 (Acquired 08/19/2014, Cost $4,301,760) (b)	4,308,039	4,309,784
4.00%, 09/25/2058 (Acquired 10/15/2014, Cost $735,828) (b)	748,680	734,786
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/25/2015, Cost $3,380,862) (b)	3,384,402	3,382,554
4.25%, 02/25/2055 (Acquired 02/25/2015, Cost $656,145) (b)	668,000	656,562
VOLT XXIV LLC
3.50%, 02/25/2055	6,000,000	5,993,670
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/19/2014, Cost $4,969,290) (b)	4,975,096	4,968,359
4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,379,906) (b)	1,406,000	1,382,086
VOLT XXVII LLC
3.38%, 08/27/2057 (Acquired 10/24/2014, Cost $5,495,139) (b)	5,501,971	5,504,920
VOLT XXX LLC
3.63%, 10/25/2057 (Acquired 01/15/2015, Cost $3,127,617) (b)	3,127,617	3,133,281
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 01/22/2015, Cost $2,585,948) (b)	2,588,699	2,588,728
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 03/13/2015, Cost $3,995,973) (b)	4,000,000	3,995,576
Westgate Resorts 2012-2 LLC
3.00%, 01/20/2025 (Acquired 10/28/2013, Cost $563,007) (b)	562,014	563,532
Westgate Resorts 2012-A LLC
2.25%, 08/20/2025 (Acquired 01/12/2015, Cost $1,336,873) (b)	1,334,867	1,331,263
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $630,377) (b)	630,566	631,522
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $415,558) (b)	415,965	416,256
World Omni Auto Receivables Trust 2015-A
0.79%, 07/16/2018	1,099,000	1,099,344
1.34%, 05/15/2020	643,000	644,718
Total Asset Backed Obligations (Cost $669,952,791)		$671,472,591

Corporate Bonds - 27.68%
Basic Materials - 1.33%
Agrium Inc
3.15%, 10/01/2022	$875,000	$877,364
3.38%, 03/15/2025	430,000	430,014
4.13%, 03/15/2035	960,000	951,788
6.13%, 01/15/2041	2,850,000	3,542,824
5.25%, 01/15/2045	712,000	802,272
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $257,934) (b)	215,000	269,491
BHP Billiton Finance USA Ltd
5.40%, 03/29/2017	165,000	179,069
6.50%, 04/01/2019	284,000	334,363
3.85%, 09/30/2023	646,000	690,141
5.00%, 09/30/2043	3,530,000	4,042,567
CF Industries Inc
7.13%, 05/01/2020	900,000	1,084,448
5.38%, 03/15/2044	2,040,000	2,292,060
Dow Chemical Co/The
8.55%, 05/15/2019	96,000	120,194
4.25%, 11/15/2020	499,000	547,387
4.13%, 11/15/2021	441,000	479,228
3.00%, 11/15/2022	448,000	451,864
7.38%, 11/01/2029	339,000	459,898
5.25%, 11/15/2041	199,000	223,814
4.38%, 11/15/2042	1,570,000	1,575,319
Eastman Chemical Co
2.70%, 01/15/2020	7,390,000	7,496,837
4.50%, 01/15/2021	5,175,000	5,665,409
Ecolab Inc
1.45%, 12/08/2017	5,928,000	5,926,559
2.25%, 01/12/2020	233,000	234,457
5.50%, 12/08/2041	103,000	125,518
EI du Pont de Nemours & Co
1.95%, 01/15/2016	382,000	386,450
6.00%, 07/15/2018	516,000	588,078
5.60%, 12/15/2036	155,000	188,985
4.90%, 01/15/2041	222,000	249,388
Freeport-McMoRan Inc
2.15%, 03/01/2017	1,001,000	997,309
3.55%, 03/01/2022	5,025,000	4,651,286
4.55%, 11/14/2024	723,000	694,696
5.40%, 11/14/2034	125,000	113,814
5.45%, 03/15/2043	160,000	143,407
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,501,925) (b)	3,160,000	3,605,089
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,255,132) (b)	5,380,000	5,635,416
Glencore Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $198,621) (b)	188,000	200,075
3.60%, 01/15/2017 (Acquired 02/06/2014, Cost $6,204,942) (b)	6,016,000	6,202,183
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,822,093) (b)	5,000,000	5,140,075
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $522,245) (b)	537,000	537,260
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $51,770) (b)	54,000	54,993
4.63%, 04/29/2024 (Acquired 04/22/2014, Cost $1,028,406) (b)	1,000,000	1,036,910
Goldcorp Inc

3.63%, 06/09/2021	1,810,000	1,840,486
International Paper Co
6.00%, 11/15/2041	3,150,000	3,738,940
Lubrizol Corp
8.88%, 02/01/2019	1,205,000	1,503,864
LYB International Finance BV
5.25%, 07/15/2043	760,000	846,917
4.88%, 03/15/2044	1,500,000	1,611,229
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	4,069,203
4.63%, 02/26/2055	545,000	542,688
MeadWestvaco Corp
7.38%, 09/01/2019	3,300,000	3,922,136
Monsanto Co
2.75%, 07/15/2021	819,000	838,195
3.38%, 07/15/2024	500,000	519,777
4.20%, 07/15/2034	155,000	166,105
4.40%, 07/15/2044	605,000	650,620
4.70%, 07/15/2064	121,000	131,670
Mosaic Co/The
3.75%, 11/15/2021	1,227,000	1,296,398
4.25%, 11/15/2023	746,000	795,585
5.45%, 11/15/2033	814,000	941,186
4.88%, 11/15/2041	52,000	54,935
5.63%, 11/15/2043	3,515,000	4,174,094
Nucor Corp
4.00%, 08/01/2023	176,000	184,675
Placer Dome Inc
6.45%, 10/15/2035	203,000	217,924
Plum Creek Timberlands LP
5.88%, 11/15/2015	468,000	481,654
Potash Corp of Saskatchewan Inc
3.25%, 12/01/2017	31,000	32,474
6.50%, 05/15/2019	392,000	461,710
3.00%, 04/01/2025	1,100,000	1,101,471
PPG Industries Inc
6.65%, 03/15/2018	112,000	127,591
9.00%, 05/01/2021	217,000	292,854
5.50%, 11/15/2040	118,000	144,931
Praxair Inc
5.20%, 03/15/2017	50,000	54,061
2.65%, 02/05/2025	359,000	355,026
Rio Tinto Alcan Inc
5.75%, 06/01/2035	54,000	62,970
Rio Tinto Finance USA Ltd
9.00%, 05/01/2019	797,000	1,010,683
3.50%, 11/02/2020	132,000	139,199
3.75%, 09/20/2021	388,000	409,233
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	463,540
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,616) (b)	537,000	517,936
Teck Resources Ltd
4.75%, 01/15/2022	1,709,000	1,720,773
3.75%, 02/01/2023	453,000	424,262
Union Carbide Corp

7.50%, 06/01/2025	624,000	810,000
7.75%, 10/01/2096	681,000	919,729
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	4,806,350
8.25%, 01/17/2034	424,000	471,743
6.88%, 11/21/2036	167,000	161,522
6.88%, 11/10/2039	107,000	103,360
Westvaco Corp
9.75%, 06/15/2020	17,000	21,934
8.20%, 01/15/2030	537,000	758,426
		113,128,358
Communications - 2.38%
21st Century Fox America Inc
8.00%, 10/17/2016	114,000	125,981
7.25%, 05/18/2018	203,000	237,373
3.00%, 09/15/2022	380,000	384,579
8.88%, 04/26/2023	108,000	147,232
9.50%, 07/15/2024	175,000	246,736
7.30%, 04/30/2028	454,000	588,831
7.63%, 11/30/2028	310,000	420,239
6.20%, 12/15/2034	258,000	329,546
6.65%, 11/15/2037	310,000	418,034
6.90%, 08/15/2039	155,000	212,021
6.15%, 02/15/2041	3,790,000	4,899,981
Amazon.com Inc
3.30%, 12/05/2021	1,086,000	1,129,475
4.80%, 12/05/2034	854,000	936,558
America Movil SAB de CV
2.38%, 09/08/2016	441,000	448,228
5.00%, 10/16/2019	3,500,000	3,934,315
5.00%, 03/30/2020	7,300,000	8,272,506
3.13%, 07/16/2022	374,000	380,396
6.13%, 03/30/2040	283,000	350,866
AT&T Inc
0.90%, 02/12/2016	329,000	329,522
5.50%, 02/01/2018	543,000	597,758
4.45%, 05/15/2021	722,000	790,915
3.88%, 08/15/2021	134,000	141,958
3.00%, 02/15/2022	1,219,000	1,223,168
3.90%, 03/11/2024	3,750,000	3,924,450
6.30%, 01/15/2038	743,000	889,522
5.35%, 09/01/2040	1,094,000	1,193,900
4.30%, 12/15/2042	1,122,000	1,073,198
4.80%, 06/15/2044	5,695,000	5,831,856
4.35%, 06/15/2045	511,000	488,761
BellSouth Corp
6.88%, 10/15/2031	1,100,000	1,341,534
BellSouth Telecommunications LLC
6.30%, 12/15/2015	39,264	40,057
British Telecommunications PLC
5.95%, 01/15/2018	289,000	323,201
2.35%, 02/14/2019	220,000	223,615
9.63%, 12/15/2030	721,000	1,189,124
CBS Corp
1.95%, 07/01/2017	4,840,000	4,893,114
3.38%, 03/01/2022	302,000	307,247

3.70%, 08/15/2024	546,000	562,226
5.50%, 05/15/2033	77,000	85,769
5.90%, 10/15/2040	67,000	79,683
4.90%, 08/15/2044	315,000	333,735
Centel Capital Corp
9.00%, 10/15/2019	464,000	562,072
CenturyLink Inc
5.15%, 06/15/2017	322,000	337,295
Cisco Systems Inc
5.50%, 02/22/2016	155,000	161,797
2.90%, 03/04/2021	186,000	195,800
3.63%, 03/04/2024	550,000	594,155
5.90%, 02/15/2039	515,000	661,854
5.50%, 01/15/2040	481,000	594,744
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022	542,000	788,567
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	119,272
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	259,483
Comcast Corp
5.90%, 03/15/2016	134,000	140,569
6.50%, 01/15/2017	103,000	112,961
4.25%, 01/15/2033	1,895,000	2,032,778
4.20%, 08/15/2034	555,000	601,251
6.50%, 11/15/2035	1,342,000	1,824,069
6.45%, 03/15/2037	310,000	419,776
6.95%, 08/15/2037	107,000	151,983
Cox Communications Inc
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $320,780) (b)	348,000	352,987
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,996,683) (b)	2,000,000	2,059,780
4.80%, 02/01/2035 (Acquired 12/05/2014, Cost $7,147,857) (b)	7,150,000	7,520,084
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $164,517) (b)	134,000	189,740
Cox Enterprises Inc
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $317,951) (b)	273,000	356,704
Crown Castle Towers LLC
3.21%, 08/15/2015 (Acquired 10/28/2013, Cost $289,925) (b)	287,000	289,068
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,591,235) (b)	4,529,000	4,607,651
6.00%, 07/08/2019	209,000	243,318
8.75%, 06/15/2030	648,000	990,563
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,111) (b)	240,000	270,635
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.60%, 02/15/2021	578,000	632,030
5.00%, 03/01/2021	271,000	301,636
3.80%, 03/15/2022	1,394,000	1,444,863
3.95%, 01/15/2025	205,000	211,207
6.00%, 08/15/2040	2,106,000	2,387,437
6.38%, 03/01/2041	329,000	387,413
5.15%, 03/15/2042	40,000	41,803
Discovery Communications LLC
4.38%, 06/15/2021	752,000	811,087
4.95%, 05/15/2042	1,161,000	1,225,702
eBay Inc
2.88%, 08/01/2021	393,000	394,301
2.60%, 07/15/2022	1,963,000	1,876,043

3.45%, 08/01/2024	960,000	950,585
4.00%, 07/15/2042	213,000	184,648
GTE Corp
8.75%, 11/01/2021	114,000	149,252
6.94%, 04/15/2028	351,000	448,798
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 (Acquired 10/28/2013, Cost $1,147,831) (b)	1,087,000	1,106,824
Historic TW Inc
9.15%, 02/01/2023	347,000	479,234
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	779,892
6.40%, 04/30/2040	372,000	508,227
5.95%, 04/01/2041	527,000	689,216
4.45%, 01/15/2043	1,765,000	1,916,592
New Cingular Wireless Services Inc
8.75%, 03/01/2031	1,140,000	1,718,510
Nippon Telegraph & Telephone Corp
1.40%, 07/18/2017	237,000	237,859
Orange SA
2.75%, 09/14/2016	437,000	446,850
2.75%, 02/06/2019	3,000,000	3,107,130
8.75%, 03/01/2031	655,000	1,011,116
Qwest Corp
6.75%, 12/01/2021	3,866,000	4,431,402
Rogers Communications Inc
4.10%, 10/01/2023	1,255,000	1,338,192
8.75%, 05/01/2032	258,000	376,266
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $431,773) (b)	361,000	468,870
Sky PLC
3.75%, 09/16/2024 (Acquired 09/09/2014, Cost $285,945) (b)	287,000	296,714
Sprint Capital Corp
6.90%, 05/01/2019	301,000	311,159
8.75%, 03/15/2032	38,000	39,235
TCI Communications Inc
8.75%, 08/01/2015	44,000	45,197
7.13%, 02/15/2028	138,000	189,794
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,565,625
7.18%, 06/18/2019	215,000	247,519
7.20%, 07/18/2036	1,644,000	1,853,610
Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	497,269
6.22%, 07/03/2017	545,000	601,761
3.19%, 04/27/2018	221,000	230,490
5.13%, 04/27/2020	500,000	564,369
5.46%, 02/16/2021	233,000	266,280
Telstra Corp Ltd
3.13%, 04/07/2025 (Acquired 03/30/2015, Cost $2,281,116) (b)	2,285,000	2,281,116
Thomson Reuters Corp
4.70%, 10/15/2019	222,000	244,423
3.95%, 09/30/2021	934,000	996,959
3.85%, 09/29/2024	342,000	354,133
4.50%, 05/23/2043	312,000	319,046
Time Warner Cable Inc
5.85%, 05/01/2017	100,000	108,767

6.75%, 07/01/2018	5,490,000	6,307,895
8.75%, 02/14/2019	184,000	227,139
8.25%, 04/01/2019	222,000	271,537
6.55%, 05/01/2037	375,000	470,943
7.30%, 07/01/2038	253,000	341,048
6.75%, 06/15/2039	539,000	690,852
5.88%, 11/15/2040	475,000	568,105
5.50%, 09/01/2041	385,000	442,266
Time Warner Entertainment Co LP
8.38%, 03/15/2023	208,000	279,498
8.38%, 07/15/2033	671,000	984,059
Time Warner Inc
4.75%, 03/29/2021	585,000	653,155
4.00%, 01/15/2022	900,000	964,174
7.63%, 04/15/2031	4,513,000	6,310,162
7.70%, 05/01/2032	842,000	1,197,406
6.50%, 11/15/2036	257,000	333,528
6.20%, 03/15/2040	323,000	412,911
6.25%, 03/29/2041	170,000	219,397
5.38%, 10/15/2041	181,000	211,979
4.65%, 06/01/2044	2,145,000	2,310,710
Verizon Communications Inc
1.35%, 06/09/2017	889,000	889,583
2.63%, 02/21/2020	1,205,000	1,225,919
4.50%, 09/15/2020	1,070,000	1,181,572
3.00%, 11/01/2021	1,975,000	2,014,397
5.15%, 09/15/2023	2,630,000	3,015,253
6.40%, 09/15/2033	7,405,000	9,242,477
4.40%, 11/01/2034	2,056,000	2,094,353
5.85%, 09/15/2035	149,000	176,398
4.27%, 01/15/2036 (Acquired 09/17/2013 through 10/03/2013, Cost $2,235,276) (b)	2,311,000	2,293,335
6.55%, 09/15/2043	49,000	63,806
4.86%, 08/21/2046	9,143,000	9,572,127
4.52%, 09/15/2048 (Acquired 10/28/2013 through 03/30/2015, Cost $5,520,445) (b)	6,396,000	6,367,000
5.01%, 08/21/2054	5,813,000	6,031,511
4.67%, 03/15/2055 (Acquired 09/11/2013 through 10/14/2014, Cost $6,013,408) (b)	6,860,000	6,718,279
Verizon Maryland LLC
5.13%, 06/15/2033	103,000	109,962
Verizon New England Inc
7.88%, 11/15/2029	1,159,000	1,521,506
Verizon New York Inc
7.38%, 04/01/2032	91,000	113,640
Verizon Pennsylvania LLC
6.00%, 12/01/2028	439,000	503,211
8.35%, 12/15/2030	540,000	717,148
Viacom Inc
6.25%, 04/30/2016	80,000	84,756
2.75%, 12/15/2019	149,000	151,347
4.50%, 03/01/2021	62,000	67,186
3.88%, 12/15/2021	581,000	607,940
3.13%, 06/15/2022	224,000	223,933
3.25%, 03/15/2023	69,000	68,098
4.85%, 12/15/2034	156,000	161,161
4.50%, 02/27/2042	209,000	199,020
4.38%, 03/15/2043	718,000	669,384
Vodafone Group PLC

1.63%, 03/20/2017	857,000	862,209
1.50%, 02/19/2018	784,000	783,474
5.45%, 06/10/2019	78,000	88,591
		201,857,957
Consumer, Cyclical - 1.34%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $362,957) (b)	379,018	398,916
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	125,042	135,671
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	4,711,078	5,158,631
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,995,000	3,017,462
American Honda Finance Corp
2.25%, 08/15/2019	739,000	751,572
Arrow Electronics Inc
3.00%, 03/01/2018	197,000	202,112
6.88%, 06/01/2018	279,000	314,202
6.00%, 04/01/2020	478,000	544,793
4.50%, 03/01/2023	183,000	191,572
7.50%, 01/15/2027	992,000	1,220,165
Bed Bath & Beyond Inc
4.92%, 08/01/2034	1,865,000	1,999,763
BorgWarner Inc
3.38%, 03/15/2025	1,205,000	1,240,294
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	15,028	15,694
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	38,725	43,178
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	6,232,433	7,019,278
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	207,338	217,186
Costco Wholesale Corp
2.25%, 02/15/2022	751,000	749,296
CVS Health Corp
4.00%, 12/05/2023	6,000,000	6,503,970
5.30%, 12/05/2043	3,260,000	3,982,556
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $759,804) (b)	688,455	814,390
Daimler Finance North America LLC
1.65%, 04/10/2015 (Acquired 10/28/2013, Cost $1,189,217) (b)	1,189,000	1,189,133
2.63%, 09/15/2016 (Acquired 08/12/2014 through 12/22/2014, Cost $551,252) (b)	542,000	553,913
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,033,369) (b)	1,011,000	1,044,040
1.38%, 08/01/2017 (Acquired 07/24/2014, Cost $3,289,694) (b)	3,300,000	3,302,303
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,075,637) (b)	3,080,000	3,115,414
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,845) (b)	195,000	199,968
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,217,042) (b)	3,250,000	3,287,329
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,566,905) (b)	3,575,000	3,599,550
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,743) (b)	700,000	722,740
8.50%, 01/18/2031	155,000	245,367
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,061,926	3,594,089
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	318,787	341,501
Delta Air Lines 2011-1 Class A Pass Through Trust

5.30%, 04/15/2019	106,883	116,236
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	350,258	377,841
DR Horton Inc
6.50%, 04/15/2016	107,000	112,082
Ford Motor Co
4.75%, 01/15/2043	7,240,000	7,916,021
Ford Motor Credit Co LLC
2.15%, 01/09/2018	386,000	390,409
Gap Inc/The
5.95%, 04/12/2021	391,000	448,617
General Motors Co
4.00%, 04/01/2025	8,070,000	8,196,852
Home Depot Inc/The
5.40%, 03/01/2016	475,000	495,876
4.40%, 04/01/2021	77,000	87,029
5.88%, 12/16/2036	5,490,000	7,261,683
4.40%, 03/15/2045	268,000	299,231
Johnson Controls Inc
4.25%, 03/01/2021	344,000	373,579
3.75%, 12/01/2021	475,000	503,125
3.63%, 07/02/2024	161,000	166,827
6.00%, 01/15/2036	107,000	132,100
5.25%, 12/01/2041	722,000	823,066
4.95%, 07/02/2064	1,380,000	1,479,596
Kohl's Corp
6.25%, 12/15/2017	103,000	115,003
Lowe's Cos Inc
7.11%, 05/15/2037	361,000	505,557
5.13%, 11/15/2041	238,000	288,938
4.65%, 04/15/2042	449,000	514,611
Macy's Retail Holdings Inc
7.45%, 07/15/2017	134,000	151,433
3.88%, 01/15/2022	950,000	1,014,059
2.88%, 02/15/2023	421,000	418,521
4.38%, 09/01/2023	192,000	211,419
6.90%, 01/15/2032	400,000	526,864
4.50%, 12/15/2034	368,000	389,496
5.13%, 01/15/2042	101,000	113,207
Marriott International Inc/MD
3.00%, 03/01/2019	7,250,000	7,495,971
McDonald's Corp
6.30%, 10/15/2037	660,000	865,398
Nissan Motor Acceptance Corp
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $718,371) (b)	727,000	730,546
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $505,745) (b)	500,000	515,030
Nordstrom Inc
4.00%, 10/15/2021	398,000	432,187
PACCAR Financial Corp
1.60%, 03/15/2017	407,000	412,609
0.86%, 12/06/2018	3,000,000	3,016,098
Target Corp
6.00%, 01/15/2018	217,000	245,189
3.50%, 07/01/2024	355,000	376,897
Toyota Motor Credit Corp
3.20%, 06/17/2015	572,000	575,480

2.00%, 09/15/2016	1,600,000	1,631,269
2.05%, 01/12/2017	402,000	410,534
1.75%, 05/22/2017	516,000	524,043
1.45%, 01/12/2018	193,000	194,235
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	24,943	26,440
Walgreen Co
3.10%, 09/15/2022	871,000	877,965
Walgreens Boots Alliance Inc
3.30%, 11/18/2021	907,000	933,768
4.50%, 11/18/2034	1,079,000	1,140,430
Wal-Mart Stores Inc
3.30%, 04/22/2024	3,820,000	4,038,546
7.55%, 02/15/2030	72,000	108,591
5.25%, 09/01/2035	124,000	153,214
6.20%, 04/15/2038	108,000	147,064
		113,996,830
Consumer, Non-cyclical - 3.03%
AbbVie Inc
1.75%, 11/06/2017	866,000	869,072
2.90%, 11/06/2022	574,000	569,384
Actavis Funding SCS
3.00%, 03/12/2020	539,000	551,443
3.45%, 03/15/2022	898,000	919,801
3.80%, 03/15/2025	2,355,000	2,430,430
4.55%, 03/15/2035	4,708,000	4,907,233
4.75%, 03/15/2045	1,395,000	1,482,684
Actavis Inc
3.25%, 10/01/2022	271,000	270,745
ADT Corp/The
3.50%, 07/15/2022	577,000	525,070
4.13%, 06/15/2023	217,000	202,895
4.88%, 07/15/2042	323,000	258,400
Aetna Inc
6.75%, 12/15/2037	341,000	476,255
4.50%, 05/15/2042	205,000	227,481
4.75%, 03/15/2044	1,800,000	2,106,704
Amgen Inc
5.70%, 02/01/2019	204,000	233,287
4.50%, 03/15/2020	123,000	135,844
3.88%, 11/15/2021	722,000	776,873
5.75%, 03/15/2040	4,215,000	5,123,501
4.95%, 10/01/2041	464,000	521,030
5.15%, 11/15/2041	1,496,000	1,723,033
5.65%, 06/15/2042	522,000	639,689
5.38%, 05/15/2043	1,650,000	1,968,554
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	114,725
5.75%, 04/01/2036	114,000	140,516
Anheuser-Busch InBev Finance Inc
2.63%, 01/17/2023	160,000	157,729
3.70%, 02/01/2024	960,000	1,016,349
4.63%, 02/01/2044	1,860,000	2,061,678
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019	132,000	159,745
Anthem Inc

2.30%, 07/15/2018	289,000	293,214
3.13%, 05/15/2022	484,000	490,653
3.30%, 01/15/2023	271,000	275,288
3.50%, 08/15/2024	694,000	711,485
4.63%, 05/15/2042	400,000	433,584
4.65%, 01/15/2043	391,000	423,824
5.10%, 01/15/2044	1,881,000	2,157,469
4.65%, 08/15/2044	395,000	434,865
Archer-Daniels-Midland Co
5.94%, 10/01/2032	227,000	292,133
Baxter International Inc
1.85%, 06/15/2018	183,000	184,224
3.65%, 08/15/2042	1,900,000	1,820,989
Bayer US Finance LLC
2.38%, 10/08/2019 (Acquired 10/01/2014, Cost $384,326) (b)	386,000	392,595
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $1,744,018) (b)	1,761,000	1,833,150
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	80,502
2.68%, 12/15/2019	154,000	157,298
3.73%, 12/15/2024	4,267,000	4,465,847
Bunge Ltd Finance Corp
3.20%, 06/15/2017	4,010,000	4,132,958
8.50%, 06/15/2019	4,456,000	5,490,875
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	507,790
Cargill Inc
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $176,613) (b)	160,000	178,426
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $345,637) (b)	294,000	352,587
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $297,471) (b)	281,000	311,340
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $792,084) (b)	800,000	833,556
Celgene Corp
3.25%, 08/15/2022	1,220,000	1,247,333
4.00%, 08/15/2023	298,000	321,496
3.63%, 05/15/2024	440,000	457,283
Cigna Corp
3.25%, 04/15/2025	970,000	989,646
5.38%, 02/15/2042	3,040,000	3,763,605
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	10,100,064
ConAgra Foods Inc
1.30%, 01/25/2016	235,000	235,616
5.82%, 06/15/2017	644,000	700,759
2.10%, 03/15/2018	189,000	189,785
4.95%, 08/15/2020	215,000	237,113
9.75%, 03/01/2021	1,750,000	2,290,430
7.00%, 10/01/2028	1,250,000	1,573,658
Diageo Capital PLC
1.50%, 05/11/2017	405,000	408,789
4.83%, 07/15/2020	287,000	326,020
Diageo Finance BV
5.30%, 10/28/2015	222,000	228,007
Diageo Investment Corp
8.00%, 09/15/2022	516,000	685,729
Eli Lilly & Co
2.75%, 06/01/2025	2,100,000	2,109,272
ERAC USA Finance LLC

2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $280,352) (b)	275,000	282,291
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $45,430) (b)	41,000	45,941
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,943,597) (b)	4,875,000	5,016,117
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $418,902) (b)	400,000	439,473
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $581,745) (b)	508,000	652,480
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,973) (b)	357,000	416,338
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,550) (b)	300,000	303,500
Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,701,018
4.75%, 11/15/2021	4,000,000	4,500,428
3.50%, 06/15/2024	897,000	923,482
FBG Finance Pty Ltd
5.13%, 06/15/2015 (Acquired 10/28/2013, Cost $413,535) (b)	410,000	413,440
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	515,926
Forest Laboratories Inc
4.38%, 02/01/2019 (Acquired 01/27/2014 through 02/04/2014, Cost $5,452,490) (b)	5,100,000	5,463,100
4.88%, 02/15/2021 (Acquired 10/16/2014, Cost $318,614) (b)	300,000	330,736
5.00%, 12/15/2021 (Acquired 04/01/2014, Cost $5,147,631) (b)	4,738,000	5,268,438
Gilead Sciences Inc
3.70%, 04/01/2024	900,000	961,024
3.50%, 02/01/2025	374,000	394,395
5.65%, 12/01/2041	2,910,000	3,707,302
GlaxoSmithKline Capital Inc
5.65%, 05/15/2018	320,000	361,965
6.38%, 05/15/2038	217,000	294,708
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,004,632) (b)	3,000,000	3,078,480
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $296,755) (b)	299,000	300,473
Hospira Inc
6.05%, 03/30/2017	537,000	584,928
5.80%, 08/12/2023	4,000,000	4,817,012
Humana Inc
7.20%, 06/15/2018	215,000	249,655
JM Smucker Co/The
3.00%, 03/15/2022 (Acquired 03/27/2015, Cost $4,798,260) (b)	4,750,000	4,821,317
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,226,436
4.50%, 12/05/2043	3,650,000	4,375,058
Kellogg Co
1.75%, 05/17/2017	262,000	264,659
3.25%, 05/21/2018	234,000	244,781
Kimberly-Clark Corp
7.50%, 11/01/2018	52,000	62,514
2.40%, 03/01/2022	140,000	140,183
Kraft Foods Group Inc
6.13%, 08/23/2018	531,000	602,916
5.38%, 02/10/2020	138,000	156,907
3.50%, 06/06/2022	768,000	794,622
6.88%, 01/26/2039	1,049,000	1,395,992
6.50%, 02/09/2040	310,000	401,403
5.00%, 06/04/2042	505,000	558,845
Kroger Co/The
2.20%, 01/15/2017	399,000	405,793
6.40%, 08/15/2017	62,000	69,130

6.15%, 01/15/2020	206,000	241,136
4.00%, 02/01/2024	63,000	67,881
7.50%, 04/01/2031	1,417,000	1,931,668
5.40%, 07/15/2040	95,000	112,837
5.00%, 04/15/2042	1,434,000	1,631,823
Laboratory Corp of America Holdings
4.63%, 11/15/2020	6,630,000	7,288,060
3.20%, 02/01/2022	746,000	755,220
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,961,901
McKesson Corp
0.95%, 12/04/2015	144,000	144,325
Medco Health Solutions Inc
2.75%, 09/15/2015	1,473,000	1,485,559
Medtronic Inc
3.15%, 03/15/2022 (Acquired 12/01/2014, Cost $813,336) (b)	815,000	846,267
3.50%, 03/15/2025 (Acquired 12/19/2014, Cost $12,933,597) (b)	13,000,000	13,590,083
4.38%, 03/15/2035 (Acquired 12/01/2014, Cost $978,319) (b)	987,000	1,073,306
Merck & Co Inc
1.30%, 05/18/2018	107,000	107,118
2.35%, 02/10/2022	386,000	386,340
2.40%, 09/15/2022	376,000	375,126
2.80%, 05/18/2023	361,000	369,461
4.15%, 05/18/2043	4,000,000	4,306,716
3.70%, 02/10/2045	70,000	70,331
Mondelez International Inc
2.25%, 02/01/2019	6,550,000	6,623,570
4.00%, 02/01/2024	1,590,000	1,721,957
Mylan Inc/PA
2.55%, 03/28/2019	600,000	603,146
7.88%, 07/15/2020 (Acquired 11/18/2013, Cost $5,288,191) (b)	5,000,000	5,282,555
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	126,105
Novartis Capital Corp
2.40%, 09/21/2022	6,440,000	6,479,812
3.40%, 05/06/2024	922,000	984,075
PepsiCo Inc
1.25%, 08/13/2017	1,175,000	1,180,195
7.90%, 11/01/2018	24,000	29,091
3.00%, 08/25/2021	258,000	270,360
Perrigo Co PLC
2.30%, 11/08/2018	4,223,000	4,262,054
Pfizer Inc
3.00%, 06/15/2023	449,000	459,853
4.30%, 06/15/2043	4,170,000	4,503,400
Procter & Gamble - Esop
9.36%, 01/01/2021	171,726	212,168
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	134,431
Quest Diagnostics Inc
3.50%, 03/30/2025	4,820,000	4,820,135
Roche Holdings Inc
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $791,390) (b)	780,000	817,999
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	291,865
6.13%, 01/15/2017	11,000	11,632

7.63%, 06/15/2020	107,000	122,248
SABMiller Holdings Inc
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,108,904) (b)	5,080,000	5,138,771
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $491,642) (b)	481,000	505,992
Sysco Corp
3.00%, 10/02/2021	203,000	209,605
Tyson Foods Inc
4.50%, 06/15/2022	4,750,000	5,240,685
3.95%, 08/15/2024	1,451,000	1,532,958
UnitedHealth Group Inc
3.38%, 11/15/2021	685,000	731,727
2.75%, 02/15/2023	186,000	187,796
2.88%, 03/15/2023	310,000	317,553
6.63%, 11/15/2037	562,000	801,567
4.38%, 03/15/2042	5,170,000	5,692,056
Ventas Realty LP
3.75%, 05/01/2024	382,000	392,435
Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,980,860) (b)	4,960,000	5,114,038
Wyeth LLC
6.45%, 02/01/2024	82,000	103,781
Zimmer Holdings Inc
2.70%, 04/01/2020	3,790,000	3,842,855
3.55%, 04/01/2025	6,000,000	6,124,452
Zoetis Inc
4.70%, 02/01/2043	300,000	312,824
		257,163,517
Diversified - 0.10%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $712,813) (b)	612,000	738,027
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,864,889) (b)	6,175,000	7,066,898
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $422,977) (b)	450,000	455,026
MUFG Americas Holdings Corp
2.25%, 02/10/2020	360,000	360,698
		8,620,649
Energy - 3.14%
Alberta Energy Co Ltd
7.38%, 11/01/2031	274,000	329,769
Anadarko Finance Co
7.50%, 05/01/2031	206,000	273,232
Anadarko Holding Co
7.15%, 05/15/2028	170,000	219,963
Anadarko Petroleum Corp
6.38%, 09/15/2017	722,000	803,320
8.70%, 03/15/2019	664,000	811,724
6.95%, 06/15/2019	2,975,000	3,509,839
6.45%, 09/15/2036	2,685,000	3,330,756
0.00%, 10/10/2036	4,000,000	1,580,000
ANR Pipeline Co
9.63%, 11/01/2021	337,000	455,969
Apache Corp
6.90%, 09/15/2018	258,000	298,494
3.25%, 04/15/2022	99,000	100,605
5.10%, 09/01/2040	600,000	642,461

4.75%, 04/15/2043	416,000	434,786
Boardwalk Pipelines LP
4.95%, 12/15/2024	257,000	259,028
BP Capital Markets PLC
1.85%, 05/05/2017	689,000	697,296
1.38%, 11/06/2017	229,000	228,892
2.24%, 05/10/2019	400,000	404,308
4.74%, 03/11/2021	640,000	714,319
3.06%, 03/17/2022	757,000	770,119
3.25%, 05/06/2022	262,000	269,793
2.75%, 05/10/2023	262,000	255,582
3.81%, 02/10/2024	3,993,000	4,144,774
3.54%, 11/04/2024	700,000	712,869
3.51%, 03/17/2025	45,000	45,898
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,898,933
4.88%, 02/01/2021	404,000	428,292
5.85%, 11/15/2043	591,000	595,988
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	74,845
Burlington Resources Inc
8.20%, 03/15/2025	206,000	280,473
Cameron International Corp
3.60%, 04/30/2022	5,900,000	5,960,864
4.00%, 12/15/2023	163,000	168,078
Canadian Natural Resources Ltd
1.75%, 01/15/2018	687,000	683,597
5.90%, 02/01/2018	41,000	45,249
7.20%, 01/15/2032	41,000	50,004
6.45%, 06/30/2033	150,000	174,263
6.50%, 02/15/2037	118,000	138,428
6.25%, 03/15/2038	478,000	559,839
6.75%, 02/01/2039	206,000	250,648
Cenovus Energy Inc
3.00%, 08/15/2022	1,884,000	1,784,587
6.75%, 11/15/2039	468,000	559,325
4.45%, 09/15/2042	310,000	284,109
CenterPoint Energy Resources Corp
6.13%, 11/01/2017	55,000	61,290
4.50%, 01/15/2021	103,000	114,978
Chevron Corp
4.95%, 03/03/2019	526,000	590,120
2.36%, 12/05/2022	315,000	311,193
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,000,000	1,953,594
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	997,690
4.25%, 04/30/2024	1,165,000	1,238,482
Conoco Funding Co
7.25%, 10/15/2031	54,000	75,571
ConocoPhillips
5.20%, 05/15/2018	155,000	172,182
5.75%, 02/01/2019	206,000	236,583
6.00%, 01/15/2020	150,000	176,802
6.50%, 02/01/2039	150,000	202,349
ConocoPhillips Canada Funding Co I

5.63%, 10/15/2016	126,000	135,138
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,989,451) (b)	4,960,000	5,517,425
Devon Energy Corp
0.81%, 12/15/2016	4,000,000	3,953,708
2.25%, 12/15/2018	3,000,000	3,028,707
6.30%, 01/15/2019	1,174,000	1,345,411
3.25%, 05/15/2022	896,000	905,123
7.95%, 04/15/2032	1,000,000	1,375,280
4.75%, 05/15/2042	323,000	345,447
Diamond Offshore Drilling Inc
4.88%, 11/01/2043	767,000	641,663
Ecopetrol SA
4.13%, 01/16/2025	383,000	366,677
Encana Corp
6.50%, 05/15/2019	240,000	275,718
6.50%, 08/15/2034	118,000	136,280
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	134,497
4.65%, 06/01/2021	5,000,000	5,342,225
3.60%, 02/01/2023	716,000	709,268
5.15%, 03/15/2045	140,000	140,878
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,738) (b)	557,000	609,564
Ensco PLC
4.70%, 03/15/2021	500,000	505,364
5.20%, 03/15/2025	422,000	422,656
5.75%, 10/01/2044	333,000	322,517
Enterprise Products Operating LLC
2.55%, 10/15/2019	417,000	422,584
3.90%, 02/15/2024	2,700,000	2,824,821
3.75%, 02/15/2025	515,000	531,623
5.75%, 03/01/2035	1,000,000	1,183,887
4.85%, 08/15/2042	4,000,000	4,276,304
4.95%, 10/15/2054	177,000	188,911
EOG Resources Inc
6.88%, 10/01/2018	186,000	218,201
4.10%, 02/01/2021	547,000	590,438
2.63%, 03/15/2023	249,000	248,746
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,985,428
Exxon Mobil Corp
2.40%, 03/06/2022	1,600,000	1,612,581
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
6.75%, 02/01/2022	649,000	687,940
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $2,072,045) (b)	1,750,000	1,879,675
Gulf South Pipeline Co LP
4.00%, 06/15/2022	1,100,000	1,061,928
Halliburton Co
6.15%, 09/15/2019	77,000	90,466
3.50%, 08/01/2023	332,000	344,803
6.70%, 09/15/2038	350,000	470,851
7.45%, 09/15/2039	521,000	744,610
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $351,050) (b)	258,000	383,191
Harvest Operations Corp

2.13%, 05/14/2018 (Acquired 11/26/2014, Cost $374,796) (b)	375,000	376,754
Helmerich & Payne International Drilling Co
4.65%, 03/15/2025 (Acquired 03/12/2015 through 03/13/2015, Cost $4,725,625) (b)	4,710,000	4,877,742
Hess Corp
7.88%, 10/01/2029	173,000	223,427
Husky Energy Inc
6.20%, 09/15/2017	3,630,000	3,958,381
6.15%, 06/15/2019	119,000	134,185
Kerr-McGee Corp
6.95%, 07/01/2024	127,000	158,929
7.88%, 09/15/2031	1,191,000	1,622,616
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	553,014
5.00%, 10/01/2021	4,875,000	5,229,334
7.30%, 08/15/2033	1,650,000	1,992,915
6.95%, 01/15/2038	242,000	286,759
6.50%, 09/01/2039	107,000	121,768
7.50%, 11/15/2040	483,000	604,036
Kinder Morgan Finance Co LLC
5.70%, 01/05/2016	97,000	100,206
Korea National Oil Corp
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $206,022) (b)	200,000	205,840
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	241,410
4.25%, 02/01/2021	502,000	542,634
3.20%, 03/15/2025	386,000	385,037
5.15%, 10/15/2043	941,000	1,034,931
Marathon Oil Corp
6.00%, 10/01/2017	289,000	320,891
5.90%, 03/15/2018	291,000	322,259
2.80%, 11/01/2022	700,000	681,796
Marathon Petroleum Corp
3.63%, 09/15/2024	1,241,000	1,255,144
Murphy Oil Corp
4.00%, 06/01/2022	537,000	513,128
Nabors Industries Inc
2.35%, 09/15/2016	5,000,000	4,985,610
6.15%, 02/15/2018	118,000	126,018
5.00%, 09/15/2020	1,190,000	1,185,108
4.63%, 09/15/2021	600,000	577,433
National Oilwell Varco Inc
6.13%, 08/15/2015	757,000	757,334
1.35%, 12/01/2017	162,000	160,581
Nexen Energy ULC
6.40%, 05/15/2037	408,000	516,617
7.50%, 07/30/2039	4,000,000	5,658,204
Noble Energy Inc
8.25%, 03/01/2019	323,000	386,413
4.15%, 12/15/2021	550,000	582,530
5.25%, 11/15/2043	2,675,000	2,795,549
5.05%, 11/15/2044	386,000	405,022
Noble Holding International Ltd
4.00%, 03/16/2018	158,000	158,875
4.63%, 03/01/2021	90,000	85,088
6.05%, 03/01/2041	500,000	426,768
5.25%, 03/15/2042	64,000	49,128

6.95%, 04/01/2045	254,000	240,758
Occidental Petroleum Corp
1.75%, 02/15/2017	251,000	254,050
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $422,416) (b)	425,000	420,750
ONEOK Partners LP
6.15%, 10/01/2016	365,000	389,989
3.20%, 09/15/2018	1,300,000	1,315,918
8.63%, 03/01/2019	353,000	418,260
3.80%, 03/15/2020	1,000,000	1,019,610
4.90%, 03/15/2025	2,500,000	2,529,558
6.65%, 10/01/2036	1,050,000	1,114,933
6.20%, 09/15/2043	2,500,000	2,603,270
Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	2,869,500
3.50%, 02/06/2017	537,000	502,551
2.63%, 03/17/2017	1,050,000	965,895
3.25%, 03/17/2017	1,000,000	922,500
5.88%, 03/01/2018	4,000,000	3,830,000
7.88%, 03/15/2019	206,000	209,700
5.75%, 01/20/2020	107,000	99,251
5.38%, 01/27/2021	743,000	674,012
4.38%, 05/20/2023	788,000	673,819
6.25%, 03/17/2024	1,867,000	1,760,208
6.75%, 01/27/2041	114,000	100,931
Petro-Canada
6.05%, 05/15/2018	263,000	295,584
6.80%, 05/15/2038	330,000	435,561
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,094,763) (b)	5,029,000	4,958,765
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	330,648
5.50%, 01/21/2021	7,000,000	7,682,500
4.88%, 01/24/2022	6,000,000	6,367,500
4.88%, 01/18/2024	363,000	384,236
4.25%, 01/15/2025 (Acquired 10/06/2014, Cost $3,247,536) (b)	3,266,000	3,310,254
4.50%, 01/23/2026 (Acquired 01/15/2015, Cost $1,190,881) (b)	1,193,000	1,215,667
6.63%, 06/15/2035	5,107,000	5,847,515
6.38%, 01/23/2045	3,002,000	3,356,236
5.63%, 01/23/2046 (Acquired 01/15/2015, Cost $747,546) (b)	753,000	764,295
Phillips 66
2.95%, 05/01/2017	241,000	249,261
4.30%, 04/01/2022	5,736,000	6,254,076
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,665,366
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	222,722
Plains All American Pipeline LP / PAA Finance Corp
2.60%, 12/15/2019	382,000	383,799
3.60%, 11/01/2024	1,050,000	1,054,197
4.90%, 02/15/2045	875,000	920,025
QEP Resources Inc
6.80%, 03/01/2020	107,000	109,675
Reliance Holding USA Inc
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,776,666) (b)	1,750,000	1,923,159
Rockies Express Pipeline LLC

5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $186,685) (b)	215,000	224,696
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,675) (b)	337,000	353,540
3.65%, 12/01/2023	3,754,000	3,997,826
Shell International Finance BV
3.10%, 06/28/2015	103,000	103,657
1.13%, 08/21/2017	504,000	505,484
4.30%, 09/22/2019	310,000	343,857
4.38%, 03/25/2020	885,000	990,101
6.38%, 12/15/2038	619,000	857,044
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $476,054) (b)	475,000	514,190
Sinopec Group Overseas Development 2014 Ltd
1.75%, 04/10/2017 (Acquired 04/02/2014, Cost $3,991,931) (b)	4,000,000	4,003,192
Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $162,059) (b)	150,000	161,264
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	623,933
5.65%, 03/01/2020	253,000	278,681
3.30%, 03/15/2023	467,000	439,484
7.50%, 09/15/2038	657,000	799,284
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	315,435
3.50%, 03/15/2025	787,000	790,920
5.95%, 09/25/2043	207,000	250,606
4.50%, 03/15/2045	3,000,000	3,045,006
Statoil ASA
3.13%, 08/17/2017	304,000	318,330
1.20%, 01/17/2018	221,000	220,375
5.25%, 04/15/2019	382,000	434,319
3.15%, 01/23/2022	237,000	247,260
2.45%, 01/17/2023	280,000	275,514
2.65%, 01/15/2024	663,000	651,225
3.25%, 11/10/2024	508,000	523,253
4.25%, 11/23/2041	193,000	206,843
Suncor Energy Inc
6.10%, 06/01/2018	196,000	220,789
3.60%, 12/01/2024	677,000	690,593
5.95%, 12/01/2034	248,000	296,076
6.85%, 06/01/2039	93,000	122,523
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	458,664
4.25%, 04/01/2024	233,000	239,270
4.95%, 01/15/2043	295,000	289,374
5.30%, 04/01/2044	200,000	206,330
5.35%, 05/15/2045	633,000	665,661
Talisman Energy Inc
7.75%, 06/01/2019	682,000	786,986
5.85%, 02/01/2037	171,000	175,712
6.25%, 02/01/2038	164,000	177,326
5.50%, 05/15/2042	860,000	851,772
TC PipeLines LP
4.38%, 03/13/2025	3,500,000	3,534,706
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $665,103) (b)	714,000	686,719
Tosco Corp

7.80%, 01/01/2027	392,000	543,888
8.13%, 02/15/2030	361,000	531,788
Total Capital Canada Ltd
0.63%, 01/15/2016	174,000	174,446
Total Capital International SA
0.75%, 01/25/2016	256,000	256,656
1.50%, 02/17/2017	218,000	220,699
1.55%, 06/28/2017	581,000	587,518
2.75%, 06/19/2021	900,000	920,623
2.70%, 01/25/2023	144,000	143,502
Total Capital SA
2.30%, 03/15/2016	1,032,000	1,049,526
4.13%, 01/28/2021	229,000	252,663
TransCanada PipeLines Ltd
1.88%, 01/12/2018	205,000	206,942
6.50%, 08/15/2018	196,000	223,997
7.13%, 01/15/2019	273,000	321,950
6.20%, 10/15/2037	155,000	196,868
7.25%, 08/15/2038	217,000	301,187
Transocean Inc
6.50%, 11/15/2020	395,000	331,306
6.38%, 12/15/2021	697,000	586,351
3.80%, 10/15/2022	287,000	209,421
7.50%, 04/15/2031	52,000	39,000
7.35%, 12/15/2041	153,000	116,854
Ultramar Diamond Shamrock Corp
7.20%, 10/15/2017	1,800,000	2,010,735
Union Elec Co.
3.65%, 04/15/2045	1,370,000	1,366,767
Valero Energy Corp
6.63%, 06/15/2037	5,000,000	6,171,535
Weatherford International Ltd/Bermuda
4.50%, 04/15/2022	249,000	227,583
6.50%, 08/01/2036	114,000	104,334
9.88%, 03/01/2039	275,000	321,658
5.95%, 04/15/2042	97,000	85,261
Williams Cos Inc/The
5.75%, 06/24/2044	2,500,000	2,336,547
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,494,563
6.30%, 04/15/2040	333,000	366,398
5.80%, 11/15/2043	3,550,000	3,708,525
Woodside Finance Ltd
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,098) (b)	3,300,000	3,270,320
		266,125,835
Financial - 13.05%
Abbey National Treasury Services PLC/London
2.38%, 03/16/2020	7,325,000	7,377,242
ABN AMRO Bank NV
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $6,565,234) (b)	6,542,000	6,681,253
ACE INA Holdings Inc
5.60%, 05/15/2015	206,000	207,078
2.60%, 11/23/2015	375,000	379,368
3.15%, 03/15/2025	3,409,000	3,485,310
African Development Bank
8.80%, 09/01/2019	2,720,000	3,427,170

AIA Group Ltd
3.20%, 03/11/2025 (Acquired 03/04/2015, Cost $1,997,472) (b)	2,000,000	2,017,598
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,614) (b)	453,000	455,529
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,181,011) (b)	955,000	1,346,319
Allstate Corp/The
3.15%, 06/15/2023	420,000	433,821
Ally Financial Inc
2.75%, 01/30/2017	5,000,000	4,981,550
8.00%, 12/31/2018	43,000	48,590
3.50%, 01/27/2019	1,000,000	987,500
American Express Centurion Bank
6.00%, 09/13/2017	506,000	561,503
American Express Co
7.00%, 03/19/2018	284,000	328,111
American Express Credit Corp
2.80%, 09/19/2016	831,000	854,357
2.38%, 03/24/2017	287,000	294,699
2.13%, 03/18/2019	637,000	645,204
2.25%, 08/15/2019	1,500,000	1,521,733
American Honda Finance Corp
2.60%, 09/20/2016 (Acquired 10/28/2013, Cost $1,209,682) (b)	1,184,000	1,215,036
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $429,670) (b)	425,000	434,661
1.50%, 09/11/2017 (Acquired 10/28/2013, Cost $351,172) (b)	352,000	354,453
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $299,738) (b)	302,000	304,460
American International Group Inc
6.40%, 12/15/2020	15,100,000	18,290,857
4.88%, 06/01/2022	257,000	292,069
4.13%, 02/15/2024	622,000	673,331
3.88%, 01/15/2035	376,000	377,881
8.18%, 05/15/2058	107,000	151,731
American Tower Corp
3.50%, 01/31/2023	341,000	338,012
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,616) (b)	396,000	395,212
3.07%, 03/15/2023 (Acquired 12/05/2014, Cost $2,283,579) (b)	2,300,000	2,309,032
Ameriprise Financial Inc
7.30%, 06/28/2019	215,000	259,787
4.00%, 10/15/2023	650,000	702,932
Ameritech Capital Funding Corp
9.10%, 06/01/2016	109,641	117,332
6.45%, 01/15/2018	321,000	358,852
AmSouth Bancorp
6.75%, 11/01/2025	527,000	629,113
ANZ New Zealand Int'l Ltd/London
3.13%, 08/10/2015 (Acquired 10/28/2013, Cost $304,463) (b)	302,000	304,841
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,708) (b)	2,437,000	2,441,669
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,647,820) (b)	3,650,000	3,727,252
Aon Corp
3.50%, 09/30/2015	208,000	210,821
3.13%, 05/27/2016	256,000	262,532
6.25%, 09/30/2040	172,000	225,445
Aon PLC
4.00%, 11/27/2023	5,000,000	5,338,180
3.50%, 06/14/2024	815,000	838,400

Associates Corp of North America
6.95%, 11/01/2018	2,915,000	3,394,824
Australia & New Zealand Banking Group Ltd
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,050,136) (b)	1,028,000	1,053,123
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $322,572) (b)	296,000	337,252
Australia & New Zealand Banking Group Ltd/New York NY
1.45%, 05/15/2018	640,000	637,621
AXIS Specialty Finance PLC
2.65%, 04/01/2019	2,890,000	2,924,810
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	41,224
Banc of America Merrill Lynch Commercial Mortgage Inc
5.18%, 09/10/2047	3,276,045	3,313,435
Bank of America Corp
3.63%, 03/17/2016	245,000	250,970
6.50%, 08/01/2016	515,000	549,633
5.63%, 10/14/2016	670,000	713,334
3.88%, 03/22/2017	1,700,000	1,779,109
6.40%, 08/28/2017	2,293,000	2,541,394
5.75%, 12/01/2017	480,000	528,168
2.00%, 01/11/2018	1,193,000	1,202,006
6.88%, 04/25/2018	843,000	964,272
5.65%, 05/01/2018	825,000	915,146
6.88%, 11/15/2018	1,500,000	1,740,581
2.60%, 01/15/2019	1,363,000	1,387,251
2.65%, 04/01/2019	1,400,000	1,426,508
7.63%, 06/01/2019	360,000	434,515
5.63%, 07/01/2020	2,625,000	3,026,297
5.88%, 01/05/2021	15,340,000	17,929,622
5.00%, 05/13/2021	1,830,000	2,065,667
5.70%, 01/24/2022	500,000	584,619
3.30%, 01/11/2023	4,343,000	4,399,628
4.10%, 07/24/2023	217,000	231,549
4.13%, 01/22/2024	1,600,000	1,713,338
4.00%, 04/01/2024	2,390,000	2,542,281
4.20%, 08/26/2024	5,765,000	5,964,273
4.00%, 01/22/2025	654,000	659,293
4.25%, 10/22/2026	544,000	561,594
6.11%, 01/29/2037	3,580,000	4,359,334
7.75%, 05/14/2038	137,000	197,290
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,543,946
Bank of Montreal
1.40%, 09/11/2017	1,416,000	1,422,113
2.55%, 11/06/2022	878,000	873,236
Bank of New York Mellon Corp/The
2.95%, 06/18/2015	826,000	830,541
2.40%, 01/17/2017	1,010,000	1,036,086
4.60%, 01/15/2020	387,000	432,509
3.55%, 09/23/2021	355,000	378,902
3.65%, 02/04/2024	93,000	99,510
3.25%, 09/11/2024	650,000	671,785
3.00%, 02/24/2025	5,360,000	5,437,827
Bank of Nova Scotia/The
0.69%, 12/13/2016	5,650,000	5,669,555
2.55%, 01/12/2017	867,000	890,174

Bank of Tokyo-Mitsubishi UFJ Ltd/The
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $994,038) (b)	980,000	997,944
2.30%, 03/10/2019 (Acquired 03/04/2014, Cost $4,393,429) (b)	4,400,000	4,433,669
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,899) (b)	340,000	343,210
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $245,517) (b)	239,000	259,268
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,208,378) (b)	3,215,000	3,397,609
BanPonce Trust I
8.33%, 02/01/2027	234,000	210,374
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,648,451) (b)	1,650,000	1,661,796
Barclays Bank PLC
2.50%, 09/21/2015 (Acquired 10/28/2013, Cost $871,278) (b)	864,000	872,903
5.00%, 09/22/2016	114,000	120,484
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $281,237) (b)	275,000	281,643
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $413,945) (b)	382,000	420,478
6.75%, 05/22/2019	430,000	509,740
5.13%, 01/08/2020	5,500,000	6,251,267
3.75%, 05/15/2024	647,000	681,227
Barclays PLC
2.00%, 03/16/2018	2,915,000	2,930,785
3.65%, 03/16/2025	2,522,000	2,529,694
BB&T Corp
3.95%, 04/29/2016	645,000	667,720
1.60%, 08/15/2017	384,000	386,457
6.85%, 04/30/2019	170,000	201,988
5.25%, 11/01/2019	284,000	321,134
2.45%, 01/15/2020	1,100,000	1,118,982
Bear Stearns Cos LLC/The
7.25%, 02/01/2018	4,806,000	5,532,965
Berkshire Hathaway Finance Corp
1.30%, 05/15/2018	100,000	100,308
5.40%, 05/15/2018	1,207,000	1,359,080
3.00%, 05/15/2022	268,000	278,728
5.75%, 01/15/2040	134,000	175,480
4.40%, 05/15/2042	1,524,000	1,678,303
4.30%, 05/15/2043	322,000	351,511
Berkshire Hathaway Inc
3.75%, 08/15/2021	605,000	662,131
3.40%, 01/31/2022	1,798,000	1,924,989
BlackRock Inc
5.00%, 12/10/2019	959,000	1,091,357
3.38%, 06/01/2022	493,000	518,795
3.50%, 03/18/2024	405,000	428,810
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,602,283) (b)	1,445,000	1,692,266
BNP Paribas SA
3.25%, 03/03/2023	430,000	439,362
BNZ International Funding Ltd/London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,847) (b)	516,000	521,498
BPCE SA
1.11%, 02/10/2017	306,000	308,170
1.63%, 01/26/2018	1,300,000	1,298,227
2.50%, 12/10/2018	2,500,000	2,559,840
2.50%, 07/15/2019	1,000,000	1,018,512
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,742,395) (b)	3,645,000	4,031,166
Branch Banking & Trust Co

5.63%, 09/15/2016	480,000	510,833
0.56%, 05/23/2017	2,500,000	2,482,997
Caisse Centrale Desjardins
2.55%, 03/24/2016 (Acquired 10/28/2013, Cost $639,606) (b)	624,000	635,734
0.92%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (b)	7,000,000	6,998,943
Canadian Imperial Bank of Commerce/Canada
2.60%, 07/02/2015 (Acquired 10/28/2013, Cost $1,270,770) (b)	1,264,000	1,270,535
0.90%, 10/01/2015	256,000	256,484
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	5,038,745
3.38%, 02/15/2023	2,164,000	2,191,693
Capital One Financial Corp
1.00%, 11/06/2015	211,000	211,254
2.45%, 04/24/2019	353,000	357,198
4.75%, 07/15/2021	7,058,000	7,913,663
3.50%, 06/15/2023	942,000	967,038
3.75%, 04/24/2024	2,580,000	2,677,774
3.20%, 02/05/2025	350,000	347,094
Capital One NA/Mclean VA
0.94%, 02/05/2018	3,000,000	3,005,805
2.95%, 07/23/2021	4,120,000	4,178,883
CDP Financial Inc
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $338,813) (b)	310,000	345,007
Charles Schwab Corp/The
3.23%, 09/01/2022	165,000	170,397
Chubb Corp/The
5.75%, 05/15/2018	117,000	132,335
CIT Group Inc
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,420,210) (b)	1,300,000	1,394,250
Citigroup Inc
4.75%, 05/19/2015	551,000	553,980
4.70%, 05/29/2015	155,000	156,007
4.45%, 01/10/2017	984,000	1,037,086
6.00%, 08/15/2017	1,393,000	1,532,251
6.13%, 11/21/2017	850,000	944,424
1.85%, 11/24/2017	800,000	805,622
8.50%, 05/22/2019	1,484,000	1,848,142
2.40%, 02/18/2020	3,450,000	3,462,310
5.38%, 08/09/2020	215,000	245,991
4.50%, 01/14/2022	10,000,000	11,041,000
3.38%, 03/01/2023	127,000	130,153
3.50%, 05/15/2023	5,000,000	4,986,155
3.88%, 10/25/2023	972,000	1,026,014
3.75%, 06/16/2024	4,508,000	4,711,590
5.50%, 09/13/2025	494,000	559,895
4.30%, 11/20/2026	1,570,000	1,623,837
6.63%, 01/15/2028	387,000	490,783
6.88%, 03/05/2038	23,000	31,834
8.13%, 07/15/2039	294,000	462,485
5.88%, 01/30/2042	212,000	270,479
6.68%, 09/13/2043	2,800,000	3,733,677
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	8,098,520
CME Group Inc/IL
3.00%, 09/15/2022	1,135,000	1,176,498
3.00%, 03/15/2025	838,000	846,509

5.30%, 09/15/2043	115,000	142,287
CNA Financial Corp
6.50%, 08/15/2016	537,000	575,273
7.35%, 11/15/2019	700,000	842,027
5.88%, 08/15/2020	523,000	604,891
7.25%, 11/15/2023	5,470,000	6,806,430
Comerica Inc
3.00%, 09/16/2015	202,000	204,097
3.80%, 07/22/2026	984,000	1,001,246
Commonwealth Bank of Australia
0.87%, 10/08/2015 (Acquired 12/05/2013, Cost $536,452) (b)	537,000	536,921
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $851,900) (b)	836,000	855,591
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/2015	241,000	243,149
3.38%, 01/19/2017	258,000	268,888
4.50%, 01/11/2021	712,000	797,102
3.88%, 02/08/2022	4,611,000	4,962,298
3.95%, 11/09/2022	400,000	414,081
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,769) (b)	361,000	433,764
Corp Andina de Fomento
3.75%, 01/15/2016	939,000	962,343
4.38%, 06/15/2022	2,735,000	2,986,617
Countrywide Financial Corp
6.25%, 05/15/2016	1,461,000	1,536,984
Credit Agricole SA
1.12%, 10/03/2016 (Acquired 10/28/2013, Cost $754,075) (b)	750,000	754,447
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,203) (b)	107,000	113,445
Credit Suisse Group Funding Guernsey Ltd
2.75%, 03/26/2020 (Acquired 03/23/2015, Cost $3,539,200) (b)	3,541,000	3,561,201
Credit Suisse/New York NY
1.75%, 01/29/2018	375,000	376,139
2.30%, 05/28/2019	2,413,000	2,437,615
5.30%, 08/13/2019	169,000	190,915
3.00%, 10/29/2021	515,000	524,914
3.63%, 09/09/2024	560,000	578,797
Dai-ichi Life Insurance Co Ltd/The
5.10%, 10/29/2049	1,095,000	1,192,181
Deutsche Bank AG/London
3.25%, 01/11/2016	560,000	570,751
6.00%, 09/01/2017	341,000	375,805
1.88%, 02/13/2018	2,429,000	2,432,423
2.50%, 02/13/2019	6,300,000	6,394,891
3.70%, 05/30/2024	3,610,000	3,700,376
Digital Realty Trust LP
4.50%, 07/15/2015	4,500,000	4,511,183
Discover Bank/Greenwood DE
3.20%, 08/09/2021	1,600,000	1,616,333
4.20%, 08/08/2023	6,711,000	7,098,124
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,941,424
DNB Boligkreditt AS
2.10%, 10/14/2015 (Acquired 10/28/2013, Cost $1,499,172) (b)	1,488,000	1,500,452
Dresdner Bank AG/New York NY
7.25%, 09/15/2015	3,759,000	3,850,396
Duke Realty LP
3.88%, 02/15/2021	344,000	363,048

Equity Commonwealth
6.65%, 01/15/2018	401,000	439,054
5.88%, 09/15/2020	723,000	803,226
ERP Operating LP
2.38%, 07/01/2019	646,000	654,421
4.63%, 12/15/2021	434,000	484,787
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	209,412
4.38%, 09/15/2021	250,000	278,424
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	160,521
2.30%, 03/01/2019	382,000	386,605
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/2016	5,000,000	5,007,255
2.38%, 04/25/2019	1,100,000	1,116,015
First Tennessee Bank NA
5.65%, 04/01/2016	1,344,000	1,392,278
2.95%, 12/01/2019	5,000,000	5,071,265
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,326) (b)	250,000	279,762
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $299,008) (b)	258,000	345,133
Ford Motor Credit Co LLC
4.21%, 04/15/2016	345,000	354,861
1.51%, 05/09/2016	332,000	334,343
3.98%, 06/15/2016	1,249,000	1,287,755
3.00%, 06/12/2017	905,000	932,676
6.63%, 08/15/2017	3,473,000	3,856,989
1.68%, 09/08/2017	944,000	942,656
1.72%, 12/06/2017	2,000,000	1,995,572
2.38%, 03/12/2019	2,672,000	2,703,041
2.60%, 11/04/2019	1,800,000	1,823,731
4.25%, 09/20/2022	397,000	428,023
General Electric Capital Corp
1.63%, 07/02/2015	1,187,000	1,190,601
2.25%, 11/09/2015	426,000	430,427
1.00%, 12/11/2015	258,000	259,031
0.43%, 02/15/2017	361,000	360,664
5.40%, 02/15/2017	155,000	167,736
2.30%, 04/27/2017	790,000	810,557
5.63%, 09/15/2017	764,000	844,827
1.60%, 11/20/2017	328,000	331,128
5.63%, 05/01/2018	2,376,000	2,667,866
6.00%, 08/07/2019	547,000	638,995
2.10%, 12/11/2019	152,000	154,924
5.50%, 01/08/2020	2,028,000	2,348,225
2.20%, 01/09/2020	559,000	565,168
5.55%, 05/04/2020	666,000	774,559
4.38%, 09/16/2020	1,486,000	1,649,618
4.63%, 01/07/2021	9,994,000	11,252,385
5.30%, 02/11/2021	184,000	212,544
4.65%, 10/17/2021	8,987,000	10,171,289
3.15%, 09/07/2022	1,935,000	2,001,177
3.10%, 01/09/2023	1,000,000	1,029,983
6.75%, 03/15/2032	954,000	1,319,524
5.88%, 01/14/2038	196,000	253,413
6.88%, 01/10/2039	9,483,000	13,641,561

Genworth Holdings Inc
4.90%, 08/15/2023	161,000	137,655
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	158,268
Goldman Sachs Group Inc/The
3.30%, 05/03/2015	388,000	388,657
3.70%, 08/01/2015	415,000	419,071
1.60%, 11/23/2015	688,000	692,001
3.63%, 02/07/2016	667,000	681,272
5.95%, 01/18/2018	1,711,000	1,905,152
6.15%, 04/01/2018	2,084,000	2,342,918
2.90%, 07/19/2018	263,000	271,814
7.50%, 02/15/2019	3,617,000	4,316,821
2.55%, 10/23/2019	1,000,000	1,013,900
5.38%, 03/15/2020	2,367,000	2,685,967
2.60%, 04/23/2020	1,328,000	1,342,129
6.00%, 06/15/2020	1,514,000	1,767,083
5.25%, 07/27/2021	694,000	789,227
5.75%, 01/24/2022	17,547,000	20,483,631
3.63%, 01/22/2023	1,563,000	1,616,725
3.85%, 07/01/2024	723,000	756,672
3.50%, 01/23/2025	6,509,000	6,623,259
6.75%, 10/01/2037	4,938,000	6,483,856
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $307,880) (b)	301,000	309,654
Hartford Financial Services Group Inc/The
4.00%, 10/15/2017	537,000	571,828
6.00%, 01/15/2019	4,591,000	5,218,847
5.13%, 04/15/2022	5,500,000	6,267,354
8.13%, 06/15/2038	236,000	268,745
HCP Inc
2.63%, 02/01/2020	474,000	475,199
5.38%, 02/01/2021	1,038,000	1,168,577
4.20%, 03/01/2024	241,000	252,050
3.88%, 08/15/2024	469,000	476,599
3.40%, 02/01/2025	662,000	645,783
Health Care REIT Inc
5.25%, 01/15/2022	560,000	631,169
4.50%, 01/15/2024	461,000	494,966
Highmark Inc
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $3,333,164) (b)	3,322,000	3,489,469
HSBC Bank PLC
3.50%, 06/28/2015 (Acquired 10/28/2013, Cost $480,199) (b)	477,000	480,463
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $932,478) (b)	944,000	943,602
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $649,285) (b)	615,000	670,477
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,501,211) (b)	1,382,000	1,552,318
HSBC Finance Corp
5.00%, 06/30/2015	671,000	678,174
0.69%, 06/01/2016	2,605,000	2,601,170
7.35%, 11/27/2032	32,000	42,374
HSBC Holdings PLC
5.10%, 04/05/2021	482,000	550,477
4.88%, 01/14/2022	743,000	838,241
4.00%, 03/30/2022	1,012,000	1,088,593
6.50%, 09/15/2037	5,996,000	7,650,746
6.10%, 01/14/2042	743,000	984,817

HSBC USA Capital Trust I
7.81%, 12/15/2026 (Acquired 10/28/2013 through 11/25/2013, Cost $1,107,364) (b)	1,100,000	1,108,940
HSBC USA Capital Trust II
8.38%, 05/15/2027 (Acquired 10/28/2013 through 11/25/2013, Cost $54,482) (b)	54,000	54,703
HSBC USA Capital Trust III
7.75%, 11/15/2026	107,000	107,439
HSBC USA Inc
1.63%, 01/16/2018	769,000	769,019
2.35%, 03/05/2020	1,256,000	1,262,281
5.00%, 09/27/2020	3,000,000	3,367,659
9.13%, 05/15/2021	75,000	100,160
Hyundai Capital Services Inc
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $2,453,237) (b)	2,367,000	2,464,575
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $4,841,109) (b)	4,650,000	4,824,105
Industrial & Commercial Bank of China Ltd/New York
2.35%, 11/13/2017	676,000	680,652
ING Bank NV
2.00%, 09/25/2015 (Acquired 10/28/2013, Cost $257,001) (b)	256,000	257,637
1.38%, 03/07/2016 (Acquired 10/28/2013, Cost $514,576) (b)	516,000	518,565
4.00%, 03/15/2016 (Acquired 10/28/2013, Cost $401,154) (b)	392,000	402,737
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,415,775) (b)	1,369,000	1,431,328
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,144,120) (b)	1,150,000	1,168,024
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,996,291) (b)	2,000,000	2,024,534
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,043,469) (b)	4,800,000	5,434,171
Intercontinental Exchange Inc
2.50%, 10/15/2018	243,000	250,560
4.00%, 10/15/2023	578,000	624,615
International Bank for Reconstruction & Development
0.00%, 02/15/2016	980,000	974,990
2.25%, 06/24/2021	11,190,000	11,476,923
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (Acquired 11/21/2013, Cost $3,226,088) (b)	3,200,000	3,243,584
Invesco Finance PLC
3.13%, 11/30/2022	710,000	717,280
4.00%, 01/30/2024	2,400,000	2,559,854
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $324,551) (b)	310,000	338,187
Jefferies Group LLC
3.88%, 11/09/2015	317,000	321,259
5.13%, 04/13/2018	1,534,000	1,612,703
8.50%, 07/15/2019	320,000	382,723
6.88%, 04/15/2021	1,065,000	1,204,217
5.13%, 01/20/2023	2,600,000	2,698,810
6.45%, 06/08/2027	578,000	624,240
6.25%, 01/15/2036	155,000	154,884
John Deere Capital Corp
1.20%, 10/10/2017	560,000	560,634
2.25%, 04/17/2019	5,335,000	5,447,643
1.70%, 01/15/2020	123,000	121,927
3.15%, 10/15/2021	257,000	269,915
2.80%, 01/27/2023	373,000	377,990
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $877,285) (b)	731,000	923,338
JPMorgan Chase & Co
2.20%, 10/22/2019	2,000,000	2,005,442
4.25%, 10/15/2020	64,000	69,791

4.35%, 08/15/2021	10,000,000	10,999,680
3.38%, 05/01/2023	3,800,000	3,825,559
3.13%, 01/23/2025	4,000,000	4,011,732
5.60%, 07/15/2041	494,000	604,436
5.63%, 08/16/2043	5,230,000	6,273,223
Kemper Corp
6.00%, 05/15/2017	5,000,000	5,403,905
KeyBank NA/Cleveland OH
2.25%, 03/16/2020	5,000,000	5,034,510
KeyCorp
2.30%, 12/13/2018	211,000	214,392
KFW
2.75%, 10/01/2020	8,095,000	8,591,806
Korea Development Bank/The
0.88%, 01/22/2017	5,125,000	5,122,653
LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $9,224,121) (b)	9,206,000	9,309,632
Legg Mason Inc
3.95%, 07/15/2024	820,000	855,638
Liberty Mutual Group Inc
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $372,713) (b)	351,000	388,875
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,242) (b)	322,000	342,973
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,428,147) (b)	4,000,000	5,022,284
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $405,444) (b)	269,000	411,570
Liberty Mutual Insurance Co
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $900,637) (b)	700,000	904,273
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,315) (b)	100,000	130,396
Lincoln National Corp
8.75%, 07/01/2019	5,000,000	6,291,435
4.85%, 06/24/2021	168,000	188,280
4.20%, 03/15/2022	265,000	286,423
7.00%, 06/15/2040	6,460,000	8,941,758
6.05%, 04/20/2067	121,000	116,583
Lloyds Bank PLC
1.75%, 03/16/2018	1,106,000	1,111,902
2.30%, 11/27/2018	1,075,000	1,092,947
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $192,543) (b)	172,000	200,187
2.40%, 03/17/2020	5,000,000	5,047,365
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015	1,360,000	1,370,029
M&T Capital Trust I
8.23%, 02/01/2027	337,000	339,917
M&T Capital Trust II
8.28%, 06/01/2027	169,000	171,328
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,080,189
Macquarie Bank Ltd
5.00%, 02/22/2017 (Acquired 10/28/2013, Cost $2,868,211) (b)	2,719,000	2,895,604
1.60%, 10/27/2017 (Acquired 10/22/2014, Cost $619,658) (b)	620,000	619,712
2.60%, 06/24/2019 (Acquired 06/16/2014, Cost $582,664) (b)	583,000	591,254
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,596,609) (b)	1,600,000	1,610,389
Macquarie Group Ltd
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,977,487) (b)	6,000,000	6,164,976
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $513,601) (b)	475,000	542,966
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,211,641) (b)	1,111,000	1,290,115
Manufacturers & Traders Trust Co

6.63%, 12/04/2017	464,000	524,446
Manulife Financial Corp
4.90%, 09/17/2020	225,000	251,366
Markel Corp
7.13%, 09/30/2019	3,780,000	4,525,594
Marsh & McLennan Cos Inc
2.30%, 04/01/2017	269,000	274,388
2.35%, 03/06/2020	3,609,000	3,629,412
4.80%, 07/15/2021	5,000,000	5,640,465
3.50%, 03/10/2025	580,000	595,400
Massachusetts Mutual Life Insurance Co
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $697,346) (b)	550,000	713,574
8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $8,014,359) (b)	5,548,000	9,102,010
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,973) (b)	203,000	245,151
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $286,003) (b)	280,000	287,152
2.00%, 04/05/2017 (Acquired 10/28/2013, Cost $1,666,319) (b)	1,652,000	1,677,104
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $361,582) (b)	386,000	381,959
MBIA Insurance Corp
11.51%, 01/15/2033 (Acquired 10/28/2013, Cost $63,131) (b)	86,000	46,655
MetLife Inc
6.82%, 08/15/2018	84,000	97,900
7.72%, 02/15/2019	118,000	142,962
4.37%, 09/15/2023	7,200,000	7,995,010
6.50%, 12/15/2032	56,000	75,444
4.88%, 11/13/2043	3,000,000	3,462,546
Metropolitan Life Global Funding I
2.50%, 09/29/2015 (Acquired 10/28/2013, Cost $1,040,488) (b)	1,032,000	1,042,125
3.13%, 01/11/2016 (Acquired 10/28/2013, Cost $339,137) (b)	334,000	340,711
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $1,383,569) (b)	1,392,000	1,397,866
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,439,378) (b)	1,373,000	1,459,795
1.88%, 06/22/2018 (Acquired 10/28/2013, Cost $223,571) (b)	225,000	227,749
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,517,810) (b)	1,480,000	1,589,535
Metropolitan Life Insurance Co
7.70%, 11/01/2015 (Acquired 11/21/2013, Cost $3,111,549) (b)	3,000,000	3,113,760
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $372,368) (b)	376,000	377,092
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,212) (b)	605,000	606,329
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,995,162) (b)	3,000,000	3,057,063
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,993,719) (b)	5,000,000	5,027,625
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,247,701) (b)	1,250,000	1,304,155
Morgan Stanley
6.00%, 04/28/2015	340,000	341,121
4.00%, 07/24/2015	684,000	690,919
1.75%, 02/25/2016	170,000	171,108
5.45%, 01/09/2017	537,000	574,446
5.95%, 12/28/2017	110,000	121,956
6.63%, 04/01/2018	457,000	519,770
7.30%, 05/13/2019	2,257,000	2,700,085
2.38%, 07/23/2019	1,700,000	1,712,684
5.63%, 09/23/2019	1,702,000	1,937,339
2.65%, 01/27/2020	750,000	760,442
5.50%, 07/24/2020	774,000	887,749
5.75%, 01/25/2021	11,635,000	13,581,919
5.50%, 07/28/2021	372,000	431,545
4.88%, 11/01/2022	1,895,000	2,069,647

3.75%, 02/25/2023	600,000	628,403
4.10%, 05/22/2023	1,645,000	1,711,970
3.88%, 04/29/2024	1,350,000	1,419,638
3.70%, 10/23/2024	1,167,000	1,216,693
5.00%, 11/24/2025	4,306,000	4,756,644
4.35%, 09/08/2026	280,000	293,514
6.38%, 07/24/2042	2,000,000	2,667,434
4.30%, 01/27/2045	459,000	475,628
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	273,405
National Australia Bank Ltd
2.75%, 09/28/2015 (Acquired 10/28/2013, Cost $812,126) (b)	805,000	813,988
0.75%, 10/08/2015 (Acquired 10/28/2013, Cost $1,200,010) (b)	1,200,000	1,199,884
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $739,631) (b)	722,000	742,945
0.69%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (b)	5,000,000	5,012,250
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,095,351) (b)	2,064,000	2,103,325
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,107,590
National Rural Utilities Cooperative Finance Corp
10.38%, 11/01/2018	3,522,000	4,563,216
8.00%, 03/01/2032	791,000	1,178,432
Nationwide Financial Services Inc
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,283,577) (b)	2,000,000	2,252,582
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $382,148) (b)	300,000	433,467
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $1,783,899) (b)	1,283,000	2,070,135
Navient Corp
5.63%, 08/01/2033	54,000	44,213
New York Life Global Funding
3.00%, 05/04/2015 (Acquired 10/28/2013, Cost $1,016,257) (b)	1,014,000	1,016,153
0.75%, 07/24/2015 (Acquired 10/28/2013, Cost $582,169) (b)	582,000	582,689
0.80%, 02/12/2016 (Acquired 10/28/2013, Cost $155,124) (b)	155,000	155,318
2.10%, 01/02/2019 (Acquired 12/5/2013, Cost $8,141,191) (b)	8,150,000	8,271,761
2.15%, 06/18/2019 (Acquired 06/11/2014, Cost $731,218) (b)	732,000	739,321
Nippon Life Insurance Co
5.10%, 10/16/2044 (Acquired 10/09/2014, Cost $5,020,000) (b)	5,020,000	5,440,425
Nomura Holdings Inc
4.13%, 01/19/2016	864,000	884,048
2.00%, 09/13/2016	6,972,000	7,037,488
6.70%, 03/04/2020	5,300,000	6,339,404
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $1,631,959) (b)	1,584,000	1,642,497
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $255,096) (b)	258,000	258,164
4.88%, 05/13/2021 (Acquired 10/28/2013, Cost $668,257) (b)	640,000	701,761
Northern Trust Corp
3.95%, 10/30/2025	6,915,000	7,428,646
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $427,421) (b)	413,000	438,986
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $735,183) (b)	526,000	838,863
Pemex Finance Ltd
10.61%, 08/15/2017	201,250	221,812
People's United Bank NA
4.00%, 07/15/2024	1,220,000	1,251,705
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,522,639

4.20%, 11/01/2025	322,000	351,115
PNC Financial Services Group Inc/The
3.90%, 04/29/2024	2,090,000	2,189,390
PNC Funding Corp
5.25%, 11/15/2015	124,000	127,253
2.70%, 09/19/2016	133,000	136,161
5.63%, 02/01/2017	127,000	136,526
6.70%, 06/10/2019	423,000	503,162
5.13%, 02/08/2020	588,000	671,910
4.38%, 08/11/2020	468,000	520,950
3.30%, 03/08/2022	575,000	605,671
Portigon AG/New York
4.80%, 07/15/2015	300,000	302,596
Principal Financial Group Inc
1.85%, 11/15/2017	149,000	150,294
Principal Life Global Funding II
1.00%, 12/11/2015 (Acquired 10/28/2013, Cost $183,117) (b)	183,000	183,622
1.50%, 09/11/2017 (Acquired 09/04/2014, Cost $1,379,419) (b)	1,380,000	1,385,986
Private Export Funding Corp
4.38%, 03/15/2019	970,000	1,071,860
2.80%, 05/15/2022	1,200,000	1,248,319
3.55%, 01/15/2024	2,489,000	2,700,301
Prologis LP
4.25%, 08/15/2023	295,000	317,203
Protective Life Corp
7.38%, 10/15/2019	854,000	1,028,491
Prudential Covered Trust 2012-1
3.00%, 09/30/2015 (Acquired 10/28/2013, Cost $725,714) (b)	719,250	726,378
Prudential Financial Inc
2.35%, 08/15/2019	650,000	657,110
Prudential Insurance Co of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $1,523,871) (b)	1,191,000	1,633,429
Realty Income Corp
2.00%, 01/31/2018	4,700,000	4,743,922
3.25%, 10/15/2022	1,090,000	1,092,885
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,239,419
Regions Financial Corp
5.75%, 06/15/2015	215,000	216,907
Royal Bank of Canada
2.30%, 07/20/2016	867,000	884,029
1.20%, 09/19/2017	727,000	727,366
2.20%, 07/27/2018	155,000	158,267
2.00%, 10/01/2018	1,231,000	1,259,340
2.20%, 09/23/2019	7,985,000	8,131,117
1.88%, 02/05/2020	2,100,000	2,103,923
Royal Bank of Scotland PLC/The
6.13%, 01/11/2021	338,000	403,339
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,758,728
Santander UK PLC
5.00%, 11/07/2023 (Acquired 10/31/2013, Cost $2,142,021) (b)	2,000,000	2,153,734
Simon Property Group LP
2.15%, 09/15/2017	946,000	965,613
6.13%, 05/30/2018	379,000	431,798
7.38%, 06/15/2018	3,000,000	3,514,401

5.65%, 02/01/2020	114,000	131,900
4.38%, 03/01/2021	6,818,000	7,546,769
4.13%, 12/01/2021	442,000	483,998
3.38%, 10/01/2024	910,000	933,727
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $296,583) (b)	299,000	300,035
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $5,198,120) (b)	5,200,000	5,299,221
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,154) (b)	1,225,000	1,243,865
Societe Generale SA
1.35%, 10/01/2018	1,000,000	1,016,463
SouthTrust Bank
7.69%, 05/15/2025	253,000	322,895
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $1,709,584) (b)	1,757,000	1,749,896
Springleaf Finance Corp
6.90%, 12/15/2017	100,000	106,500
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $673,284) (b)	683,000	687,652
Standard Chartered PLC
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,637,562) (b)	7,650,000	7,763,243
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $629,792) (b)	609,000	660,640
State Street Corp
3.10%, 05/15/2023	321,000	324,693
3.70%, 11/20/2023	1,385,000	1,488,749
Sumitomo Mitsui Banking Corp
2.45%, 01/10/2019	5,000,000	5,079,515
2.45%, 01/16/2020	2,725,000	2,758,316
3.95%, 07/19/2023	250,000	268,646
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,860,573
SunTrust Banks Inc
6.00%, 09/11/2017	103,000	113,907
2.50%, 05/01/2019	8,810,000	8,952,299
Susa Partnership LP
8.20%, 06/01/2017	111,000	125,675
Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	710,763
2.50%, 01/25/2019	2,000,000	2,051,684
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $216,694) (b)	215,000	218,298
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,990,522) (b)	6,000,000	6,108,234
Symetra Financial Corp
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $1,039,747) (b)	1,000,000	1,039,557
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,622,120
3.00%, 08/15/2019	4,775,000	4,878,651
3.75%, 08/15/2021	6,000,000	6,222,024
4.25%, 08/15/2024	2,000,000	2,091,606
TD Ameritrade Holding Corp
5.60%, 12/01/2019	355,000	410,916
2.95%, 04/01/2022	725,000	737,134
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,200,105) (b)	2,580,000	3,595,289
TIAA Asset Management Finance Co LLC
2.95%, 11/01/2019 (Acquired 10/27/2014 through 10/28/2014, Cost $3,767,608) (b)	3,700,000	3,792,097
Toronto-Dominion Bank/The

2.20%, 07/29/2015 (Acquired 10/28/2013, Cost $938,240) (b)	933,000	938,262
2.50%, 07/14/2016	556,000	568,689
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $1,457,433) (b)	1,445,000	1,460,363
2.25%, 11/05/2019	432,000	438,948
1.95%, 04/02/2020 (Acquired 03/26/2015, Cost $9,982,900) (b)	10,000,000	10,040,230
Travelers Cos Inc/The
5.80%, 05/15/2018	110,000	124,225
UBS AG/Stamford CT
5.75%, 04/25/2018	511,000	571,598
Ventas Realty LP
3.50%, 02/01/2025	251,000	252,025
Voya Financial Inc
5.50%, 07/15/2022	8,000,000	9,244,776
Wachovia Corp
5.75%, 06/15/2017	315,000	346,460
5.75%, 02/01/2018	1,865,000	2,085,510
Wells Fargo & Co
3.68%, 06/15/2016	1,723,000	1,784,086
2.63%, 12/15/2016	1,583,000	1,627,405
5.63%, 12/11/2017	948,000	1,053,283
3.00%, 01/22/2021	1,000,000	1,034,311
4.60%, 04/01/2021	1,377,000	1,545,652
3.50%, 03/08/2022	929,000	986,266
3.30%, 09/09/2024	1,900,000	1,962,379
3.00%, 02/19/2025	4,075,000	4,092,523
5.61%, 01/15/2044	317,000	383,855
4.65%, 11/04/2044	675,000	723,957
Wells Fargo Bank NA
5.00%, 08/15/2015	485,000	493,099
0.60%, 03/15/2016	457,000	456,844
6.00%, 11/15/2017	2,224,000	2,484,851
Westpac Banking Corp
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $691,236) (b)	676,000	693,427
1.60%, 01/12/2018	846,000	850,484
0.99%, 07/30/2018	3,060,000	3,089,027
4.88%, 11/19/2019	1,105,000	1,242,178
2.00%, 03/03/2020 (Acquired 02/24/2015, Cost $1,347,241) (b)	1,349,000	1,357,384
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	671,749
Willis North America Inc
5.63%, 07/15/2015	81,000	82,013
7.00%, 09/29/2019	537,000	629,299
WR Berkley Corp
4.75%, 08/01/2044	3,445,000	3,702,762
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,444,059
5.25%, 12/15/2043	2,700,000	3,135,948
		1,108,043,406
Industrial - 0.90%
ABB Finance USA Inc
1.63%, 05/08/2017	173,000	174,802
2.88%, 05/08/2022	241,000	245,902
4.38%, 05/08/2042	107,000	120,107
Acuity Brands Lighting Inc
6.00%, 12/15/2019	451,000	506,962
Airbus Group Finance BV

2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $356,087) (b)	376,000	377,642
Arrow Electronics Inc
3.50%, 04/01/2022	965,000	967,260
BAE Systems Holdings Inc
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $272,444) (b)	243,000	281,958
3.80%, 10/07/2024 (Acquired 09/30/2014, Cost $348,997) (b)	350,000	367,406
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $579,407) (b)	550,000	691,117
Boeing Co/The
4.88%, 02/15/2020	52,000	59,767
7.95%, 08/15/2024	124,000	175,254
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	413,467
5.75%, 03/15/2018	173,000	193,979
3.60%, 09/01/2020	146,000	157,010
3.45%, 09/15/2021	215,000	228,279
3.05%, 03/15/2022	440,000	452,115
3.00%, 03/15/2023	206,000	210,136
6.70%, 08/01/2028	62,000	80,963
7.29%, 06/01/2036	134,000	190,027
5.75%, 05/01/2040	373,000	466,228
5.40%, 06/01/2041	542,000	651,581
4.38%, 09/01/2042	462,000	487,362
5.15%, 09/01/2043	389,000	453,755
4.15%, 04/01/2045	1,825,000	1,898,440
Canadian Pacific Railway Co
4.50%, 01/15/2022	1,200,000	1,329,801
2.90%, 02/01/2025	644,000	642,389
7.13%, 10/15/2031	155,000	214,579
Caterpillar Financial Services Corp
5.50%, 03/15/2016	93,000	97,380
5.45%, 04/15/2018	103,000	115,052
7.05%, 10/01/2018	361,000	424,827
7.15%, 02/15/2019	62,000	74,378
2.75%, 08/20/2021	420,000	431,733
2.85%, 06/01/2022	446,000	454,712
3.75%, 11/24/2023	2,825,000	3,047,661
3.25%, 12/01/2024	714,000	739,206
Caterpillar Inc
1.50%, 06/26/2017	193,000	195,119
2.60%, 06/26/2022	220,000	220,289
CRH America Inc
6.00%, 09/30/2016	172,000	183,442
CSX Corp
7.90%, 05/01/2017	413,000	468,299
7.38%, 02/01/2019	72,000	86,483
4.25%, 06/01/2021	205,000	226,380
3.40%, 08/01/2024	600,000	626,002
5.50%, 04/15/2041	402,000	500,597
4.10%, 03/15/2044	175,000	182,261
CSX Corp.
6.25%, 04/01/2015	58,000	58,000
Danaher Corp
3.90%, 06/23/2021	387,000	424,825
Deere & Co
2.60%, 06/08/2022	619,000	621,374

3.90%, 06/09/2042	275,000	286,248
Eaton Corp
1.50%, 11/02/2017	163,000	163,619
5.60%, 05/15/2018	273,000	304,273
7.63%, 04/01/2024	206,000	269,746
4.00%, 11/02/2032	143,000	150,334
5.80%, 03/15/2037	500,000	619,023
Federal Express Corp 1998 Pass Through Trust
6.85%, 01/15/2019	1,353,226	1,495,315
6.72%, 01/15/2022	207,833	240,566
FedEx Corp
3.90%, 02/01/2035	414,000	416,917
Fluor Corp
3.38%, 09/15/2021	1,065,000	1,112,000
General Electric Co
2.70%, 10/09/2022	350,000	355,986
3.38%, 03/11/2024	655,000	692,845
Hanson Ltd
6.13%, 08/15/2016	625,000	657,812
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $165,070) (b)	148,000	170,880
Honeywell International Inc
5.30%, 03/01/2018	155,000	173,245
Illinois Tool Works Inc
1.95%, 03/01/2019	167,000	169,064
3.90%, 09/01/2042	1,754,000	1,807,841
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	97,465
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023	329,000	351,280
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	363,601
John Deere Capital Corp
2.05%, 03/10/2020	300,000	302,081
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	192,229
3.75%, 03/15/2022	864,000	903,815
7.20%, 06/01/2026	57,000	73,223
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,744,875
7.13%, 07/15/2036	107,000	139,100
Lockheed Martin Corp
2.13%, 09/15/2016	318,000	324,092
4.25%, 11/15/2019	103,000	113,129
4.85%, 09/15/2041	181,000	209,591
4.07%, 12/15/2042	462,000	482,555
Martin Marietta Materials Inc
4.25%, 07/02/2024	1,705,000	1,787,544
6.25%, 05/01/2037	107,000	116,127
Masco Corp
6.13%, 10/03/2016	175,000	186,480
Norfolk Southern Corp
7.70%, 05/15/2017	14,000	15,838
3.25%, 12/01/2021	570,000	593,888
2.90%, 02/15/2023	294,000	295,977
5.59%, 05/17/2025	6,000	7,202

3.95%, 10/01/2042	332,000	337,353
4.80%, 08/15/2043	3,400,000	3,917,997
6.00%, 03/15/2105	351,000	451,417
6.00%, 05/23/2111	1,274,000	1,616,068
Northrop Grumman Corp
3.85%, 04/15/2045	195,000	191,955
Northrop Grumman Systems Corp
7.75%, 02/15/2031	206,000	291,737
Odebrecht Finance Ltd
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (b)	1,375,000	1,110,312
Pactiv LLC
7.95%, 12/15/2025	34,000	34,680
Parker-Hannifin Corp
5.50%, 05/15/2018	80,000	89,542
3.30%, 11/21/2024	149,000	156,428
4.45%, 11/21/2044	333,000	372,285
Penske Truck Leasing Co Lp / PTL Finance Corp
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $432,962) (b)	431,000	440,853
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,952) (b)	184,000	184,242
3.38%, 02/01/2022 (Acquired 01/26/2015, Cost $1,010,574) (b)	1,011,000	1,010,689
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $231,737) (b)	220,000	228,872
Precision Castparts Corp
0.70%, 12/20/2015	244,000	243,953
Raytheon Co
3.15%, 12/15/2024	378,000	392,434
Republic Services Inc
5.25%, 11/15/2021	2,795,000	3,209,948
3.55%, 06/01/2022	496,000	518,991
Ryder System Inc
3.60%, 03/01/2016	278,000	284,614
2.50%, 03/01/2017	330,000	336,278
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $148,925) (b)	139,000	149,469
Timken Co/The
3.88%, 09/01/2024 (Acquired 08/13/2014, Cost $989,295) (b)	1,000,000	1,018,219
TTX Co
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,787) (b)	2,000,000	2,075,186
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,967,890) (b)	4,000,000	3,890,860
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	843,088
2.38%, 12/17/2018	7,025,000	7,157,323
Union Pacific Corp
4.16%, 07/15/2022	453,000	506,856
2.95%, 01/15/2023	149,000	153,892
3.65%, 02/15/2024	142,000	153,627
3.25%, 01/15/2025	200,000	209,454
3.38%, 02/01/2035	1,500,000	1,465,255
4.30%, 06/15/2042	165,000	180,264
4.82%, 02/01/2044	106,000	125,939
4.15%, 01/15/2045	300,000	323,860
3.88%, 02/01/2055	216,000	210,704
Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	24,026	26,008
United Parcel Service Inc
2.45%, 10/01/2022	186,000	187,280
United Parcel Service of America Inc

8.38%, 04/01/2020	243,000	315,990
8.38%, 04/01/2030	83,000	126,344
United Technologies Corp
1.80%, 06/01/2017	205,000	208,774
3.10%, 06/01/2022	524,000	545,191
4.50%, 06/01/2042	693,000	768,633
Vulcan Materials Co
7.00%, 06/15/2018	215,000	244,563
7.15%, 11/30/2037	54,000	58,320
Wabtec Corp/DE
4.38%, 08/15/2023	322,000	347,112
Waste Management Inc
4.75%, 06/30/2020	195,000	217,659
3.13%, 03/01/2025	424,000	428,086
3.90%, 03/01/2035	156,000	159,887
		76,120,605
Technology - 0.88%
Apple Inc
0.50%, 05/03/2018	790,000	792,168
2.85%, 05/06/2021	1,509,000	1,572,269
2.15%, 02/09/2022	1,200,000	1,184,467
2.40%, 05/03/2023	2,081,000	2,055,447
3.45%, 02/09/2045	500,000	474,620
Dell Inc
7.10%, 04/15/2028	196,000	213,150
EMC Corp/MA
1.88%, 06/01/2018	640,000	647,482
3.38%, 06/01/2023	1,764,000	1,833,653
Fidelity National Information Services Inc
1.45%, 06/05/2017	665,000	664,453
3.50%, 04/15/2023	2,430,000	2,438,405
3.88%, 06/05/2024	2,150,000	2,211,400
Fiserv Inc
4.63%, 10/01/2020	215,000	237,530
Hewlett-Packard Co
2.75%, 01/14/2019	6,625,000	6,791,976
4.30%, 06/01/2021	372,000	399,693
4.38%, 09/15/2021	293,000	315,869
4.65%, 12/09/2021	326,000	356,620
6.00%, 09/15/2041	731,000	813,552
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	316,619
Intel Corp
3.30%, 10/01/2021	504,000	536,516
4.00%, 12/15/2032	1,195,000	1,243,031
International Business Machines Corp
1.95%, 07/22/2016	532,000	541,667
1.25%, 02/06/2017	571,000	576,406
7.63%, 10/15/2018	872,000	1,052,743
1.63%, 05/15/2020	2,670,000	2,634,174
6.22%, 08/01/2027	68,000	87,729
6.50%, 01/15/2028	120,000	157,998
4.00%, 06/20/2042	79,000	79,410
Intuit Inc
5.75%, 03/15/2017	8,059,000	8,731,515
Maxim Integrated Products Inc

2.50%, 11/15/2018	4,200,000	4,281,631
Microsoft Corp
0.88%, 11/15/2017	238,000	237,336
2.38%, 02/12/2022	800,000	805,777
2.13%, 11/15/2022	350,000	343,597
2.38%, 05/01/2023	655,000	654,315
3.63%, 12/15/2023	445,000	485,037
3.50%, 02/12/2035	318,000	317,162
4.50%, 10/01/2040	125,000	139,897
4.00%, 02/12/2055	333,000	332,436
National Semiconductor Corp
6.60%, 06/15/2017	855,000	956,595
Oracle Corp
5.25%, 01/15/2016	239,000	247,914
5.75%, 04/15/2018	351,000	396,583
5.00%, 07/08/2019	547,000	618,765
2.80%, 07/01/2021	1,266,000	1,311,302
3.63%, 07/15/2023	149,000	160,195
3.40%, 07/01/2024	2,000,000	2,102,378
4.30%, 07/01/2034	4,314,000	4,680,966
6.50%, 04/15/2038	201,000	275,839
6.13%, 07/08/2039	265,000	351,477
Pitney Bowes Inc
5.60%, 03/15/2018	175,000	189,795
Seagate HDD Cayman
6.88%, 05/01/2020	5,679,000	5,891,962
Texas Instruments Inc
1.65%, 08/03/2019	434,000	431,908
Xerox Corp
6.40%, 03/15/2016	1,379,000	1,449,039
6.75%, 02/01/2017	2,170,000	2,373,288
2.95%, 03/15/2017	202,000	208,019
2.75%, 03/15/2019	3,200,000	3,258,102
5.63%, 12/15/2019	521,000	589,810
2.75%, 09/01/2020	2,177,000	2,180,044
4.50%, 05/15/2021	183,000	198,580
		74,430,311
Utilities - 1.53%
AGL Capital Corp
6.38%, 07/15/2016	691,000	736,747
3.50%, 09/15/2021	530,000	561,812
5.88%, 03/15/2041	1,210,000	1,583,917
4.40%, 06/01/2043	160,000	173,503
Alabama Power Co
6.13%, 05/15/2038	219,000	299,398
6.00%, 03/01/2039	89,000	119,257
4.15%, 08/15/2044	205,000	221,876
3.75%, 03/01/2045	244,000	248,490
American Electric Power Co Inc
1.65%, 12/15/2017	246,000	247,428
American Water Capital Corp
3.85%, 03/01/2024	500,000	538,933
3.40%, 03/01/2025	318,000	329,155
6.59%, 10/15/2037	386,000	538,817
Appalachian Power Co
6.70%, 08/15/2037	430,000	589,260

Arizona Public Service Co
4.65%, 05/15/2015	115,000	115,488
8.75%, 03/01/2019	91,000	114,645
2.20%, 01/15/2020	167,000	168,124
3.35%, 06/15/2024	676,000	711,695
5.05%, 09/01/2041	349,000	425,066
4.50%, 04/01/2042	221,000	249,454
Atmos Energy Corp
8.50%, 03/15/2019	71,000	88,195
4.15%, 01/15/2043	830,000	885,706
4.13%, 10/15/2044	450,000	480,947
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	518,192
Beaver Valley II Funding Corp
9.00%, 06/01/2017	27,000	29,160
Berkshire Hathaway Energy Co
5.75%, 04/01/2018	168,000	188,717
2.40%, 02/01/2020	409,000	414,923
3.50%, 02/01/2025	625,000	650,859
4.50%, 02/01/2045	375,000	408,238
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,305) (b)	253,000	285,847
CenterPoint Energy Inc
6.50%, 05/01/2018	390,000	443,755
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,976,195) (b)	5,000,000	5,215,275
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	414,190
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $569,264) (b)	551,000	595,080
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,084) (b)	1,822,000	1,940,430
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	107,742
Consolidated Edison Co of New York Inc
5.70%, 06/15/2040	318,000	409,696
Consumers Energy Co
5.65%, 04/15/2020	144,000	167,851
2.85%, 05/15/2022	155,000	158,519
4.35%, 08/31/2064	191,000	208,051
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	179,033
Dominion Resources Inc/VA
5.25%, 08/01/2033	583,000	672,151
7.00%, 06/15/2038	124,000	168,151
4.90%, 08/01/2041	212,000	238,280
DTE Electric Co
2.65%, 06/15/2022	194,000	196,294
3.70%, 03/15/2045	463,000	472,430
DTE Energy Co
2.40%, 12/01/2019	278,000	282,519
3.85%, 12/01/2023	292,000	311,619
3.50%, 06/01/2024	692,000	718,976
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	160,012
4.30%, 06/15/2020	205,000	228,298
6.00%, 01/15/2038	161,000	218,911

4.25%, 12/15/2041	141,000	155,133
Duke Energy Corp
2.15%, 11/15/2016	439,000	447,783
6.25%, 06/15/2018	1,781,000	2,034,958
3.55%, 09/15/2021	306,000	327,062
3.75%, 04/15/2024	231,000	247,265
Duke Energy Florida Inc
5.65%, 06/15/2018	116,000	131,435
6.40%, 06/15/2038	72,000	102,250
Duke Energy Indiana Inc
3.75%, 07/15/2020	398,000	433,944
6.35%, 08/15/2038	320,000	451,307
Duke Energy Progress Inc
5.30%, 01/15/2019	206,000	233,051
3.00%, 09/15/2021	372,000	388,714
2.80%, 05/15/2022	335,000	341,959
4.10%, 05/15/2042	217,000	236,136
4.10%, 03/15/2043	181,000	195,911
4.38%, 03/30/2044	132,000	149,840
4.15%, 12/01/2044	129,000	140,908
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,980,691) (b)	5,000,000	5,018,205
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,519,575) (b)	3,558,000	3,604,517
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,514) (b)	1,035,000	1,255,622
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $937,226) (b)	888,000	993,251
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $210,998) (b)	204,000	265,771
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,581) (b)	103,000	125,040
Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,806,040
2.95%, 01/15/2020	300,000	305,061
4.00%, 10/01/2020	619,000	655,385
5.75%, 10/01/2041	192,000	221,133
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014, Cost $960,811) (b)	965,000	1,086,327
Florida Power & Light Co
5.95%, 10/01/2033	402,000	535,993
5.63%, 04/01/2034	57,000	73,853
5.95%, 02/01/2038	103,000	140,084
Georgia Power Co
5.95%, 02/01/2039	41,000	53,973
Great Plains Energy Inc
4.85%, 06/01/2021	156,000	174,467
Hydro-Quebec
9.40%, 02/01/2021	186,000	254,322
8.40%, 01/15/2022	826,000	1,121,311
8.05%, 07/07/2024	638,000	906,587
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	133,444
3.20%, 03/15/2023	991,000	1,017,672
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	36,638
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	467,499	536,086
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	378,171

5.30%, 10/01/2041	1,032,000	1,216,376
Korea Electric Power Corp
6.75%, 08/01/2027	233,000	301,879
Korea Gas Corp
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $291,220) (b)	279,000	308,655
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,032,241) (b)	4,000,000	4,122,596
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $616,498) (b)	591,000	648,622
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	79,981
Nevada Power Co
6.50%, 08/01/2018	232,000	268,429
7.13%, 03/15/2019	188,000	225,042
5.38%, 09/15/2040	38,000	48,298
5.45%, 05/15/2041	386,000	491,738
NextEra Energy Capital Holdings Inc
1.20%, 06/01/2015	168,000	168,009
7.88%, 12/15/2015	124,000	129,898
6.00%, 03/01/2019	124,000	141,910
2.40%, 09/15/2019	487,000	492,712
7.30%, 09/01/2067	295,000	310,488
Niagara Mohawk Power Corp
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $183,888) (b)	168,000	188,106
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (b)	258,000	271,054
NiSource Finance Corp
4.45%, 12/01/2021	186,000	202,939
3.85%, 02/15/2023	283,000	298,678
5.80%, 02/01/2042	774,000	984,838
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	359,168
4.13%, 05/15/2044	1,480,000	1,622,691
Ohio Power Co
6.05%, 05/01/2018	160,000	180,442
5.38%, 10/01/2021	65,000	76,701
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	741,521
7.00%, 09/01/2022	124,000	158,846
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	225,415
8.25%, 10/15/2018	4,484,000	5,475,457
3.25%, 09/15/2021	146,000	153,130
2.45%, 08/15/2022	581,000	572,150
3.25%, 06/15/2023	206,000	212,903
3.40%, 08/15/2024	11,150,000	11,623,117
6.05%, 03/01/2034	46,000	60,098
4.50%, 12/15/2041	749,000	827,282
4.45%, 04/15/2042	194,000	213,156
PacifiCorp
5.65%, 07/15/2018	294,000	332,687
5.50%, 01/15/2019	26,000	29,558
3.85%, 06/15/2021	103,000	112,814
PECO Energy Co
5.35%, 03/01/2018	93,000	103,666
2.38%, 09/15/2022	578,000	574,314
4.15%, 10/01/2044	353,000	388,891

Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	102,683
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	190,376
PPL Electric Utilities Corp
2.50%, 09/01/2022	178,000	177,354
4.13%, 06/15/2044	208,000	229,285
PPL Energy Supply LLC
5.70%, 10/15/2015	221,000	223,680
Progress Energy Inc
4.40%, 01/15/2021	390,000	429,932
3.15%, 04/01/2022	389,000	400,972
7.75%, 03/01/2031	153,000	221,429
PSEG Power LLC
5.50%, 12/01/2015	226,000	232,812
5.32%, 09/15/2016	346,000	366,846
5.13%, 04/15/2020	679,000	761,110
4.15%, 09/15/2021	83,000	88,754
8.63%, 04/15/2031	130,000	191,365
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	31,855
3.20%, 11/15/2020	120,000	127,698
2.25%, 09/15/2022	210,000	208,092
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	107,548
Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	161,458
4.40%, 02/01/2021	203,000	225,429
6.63%, 11/15/2037	649,000	893,364
Public Service Electric & Gas Co
5.30%, 05/01/2018	85,000	94,870
3.15%, 08/15/2024	1,000,000	1,039,561
5.38%, 11/01/2039	117,000	150,493
RGS I&M Funding Corp
9.82%, 06/07/2022	91,280	107,902
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	271,013
3.95%, 11/15/2041	310,000	329,658
Sempra Energy
6.50%, 06/01/2016	93,000	98,940
6.15%, 06/15/2018	237,000	270,166
9.80%, 02/15/2019	841,000	1,082,586
2.88%, 10/01/2022	361,000	360,897
4.05%, 12/01/2023	10,325,000	11,191,742
3.55%, 06/15/2024	709,000	742,472
6.00%, 10/15/2039	155,000	199,191
South Carolina Electric & Gas Co
4.50%, 06/01/2064	161,000	173,901
Southern California Edison Co
5.50%, 08/15/2018	144,000	162,580
3.88%, 06/01/2021	102,000	111,870
1.85%, 02/01/2022	336,000	337,861
3.50%, 10/01/2023	328,000	350,370
5.95%, 02/01/2038	67,000	89,860
6.05%, 03/15/2039	253,000	341,816
3.90%, 12/01/2041	392,000	412,502

Southern Co/The
1.95%, 09/01/2016	307,000	311,757
2.15%, 09/01/2019	555,000	558,116
Southern Power Co
5.15%, 09/15/2041	146,000	171,169
Southwestern Electric Power Co
5.55%, 01/15/2017	320,000	344,897
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	437,244
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $238,460) (b)	241,000	238,394
State Grid Overseas Investment 2014 Ltd
2.75%, 05/07/2019 (Acquired 04/28/2014, Cost $4,225,458) (b)	4,240,000	4,320,255
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $712,527) (b)	715,000	760,188
Virginia Electric & Power Co
5.95%, 09/15/2017	83,000	92,280
5.40%, 04/30/2018	475,000	531,538
2.95%, 01/15/2022	80,000	82,504
3.45%, 02/15/2024	191,000	202,691
4.65%, 08/15/2043	3,500,000	4,075,099
4.45%, 02/15/2044	126,000	141,985
Westar Energy Inc
4.13%, 03/01/2042	4,175,000	4,476,819
Wisconsin Electric Power Co
6.25%, 12/01/2015	134,000	138,862
2.95%, 09/15/2021	27,000	28,127
Xcel Energy Inc
0.75%, 05/09/2016	28,000	28,005
4.70%, 05/15/2020	62,000	69,412
6.50%, 07/01/2036	351,000	490,921
4.80%, 09/15/2041	95,000	110,090
		129,994,622
Total Corporate Bonds (Cost $2,258,045,811)		$2,349,482,090

Government Related - 22.33%
American Municipal Power Inc
7.50%, 02/15/2050	$1,350,000	$1,986,093
Atlanta Independent School System
5.56%, 03/01/2026	535,000	622,499
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,364,565
Brazilian Government International Bond
4.25%, 01/07/2025	3,150,000	3,087,000
5.00%, 01/27/2045	408,000	377,400
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	975,056
California School Finance Authority
5.04%, 07/01/2020	270,000	298,609
5.04%, 01/01/2021	215,000	217,885
Canada Government International Bond
1.13%, 03/19/2018	7,505,000	7,536,956
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,976,244
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,236,773

Colombia Government International Bond
4.00%, 02/26/2024	437,000	450,547
5.63%, 02/26/2044	200,000	223,500
5.00%, 06/15/2045	842,000	865,155
County of Contra Costa CA
5.14%, 06/01/2017	640,000	675,866
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	103,131
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,735,751
4.81%, 10/01/2114	875,000	1,055,040
Eaton Community City School District
5.39%, 08/25/2027	275,000	295,199
Elgin Local School District
5.50%, 08/31/2027	535,000	577,960
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,817,330
Fannie Mae Interest Strip
0.00%, 11/15/2021 IO	887,000	765,229
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	580,527
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	392,250
Federal Home Loan Banks
0.50%, 09/28/2016	18,390,000	18,390,680
0.63%, 11/23/2016	3,265,000	3,268,118
5.50%, 07/15/2036	1,135,000	1,591,376
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,691,339
1.88%, 02/19/2019	1,505,000	1,539,723
1.63%, 01/21/2020	16,900,000	17,016,728
2.63%, 09/06/2024	3,985,000	4,128,819
Financing Corp Fico
0.00%, 11/30/2017 PO	404,000	393,525
0.00%, 04/06/2018 PO	194,000	187,782
0.00%, 05/11/2018 PO	6,860,000	6,633,160
0.00%, 08/03/2018 PO	276,000	263,306
0.00%, 03/07/2019 PO	205,000	193,955
0.00%, 04/05/2019 PO	2,766,000	2,601,780
0.00%, 09/26/2019 PO	3,174,000	2,952,106
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,285,643
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/2020	3,439,000	3,595,932
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,656,250
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,510,865) (b)	1,300,000	1,503,125
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,317,095) (b)	1,325,000	1,359,781
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	620,000	619,988
Israel Government AID Bond
0.00%, 03/15/2018	1,032,000	991,524
0.00%, 11/01/2019 IO	345,000	319,850
0.00%, 08/15/2020 IO	827,000	747,548
0.00%, 02/15/2022	464,000	400,843
0.00%, 08/15/2022	7,201,000	6,113,815

0.00%, 09/15/2023	1,837,000	1,500,333
5.50%, 09/18/2023	8,856,000	11,013,862
0.00%, 11/01/2023 IO	413,000	335,829
0.00%, 02/15/2024	2,000,000	1,609,358
0.00%, 02/15/2024	2,000,000	1,609,112
5.50%, 04/26/2024	3,784,000	4,751,395
0.00%, 05/15/2024	3,640,000	2,901,622
0.00%, 08/15/2024	1,500,000	1,185,540
0.00%, 11/01/2024 PO	2,549,000	1,998,306
0.00%, 11/15/2024	2,299,000	1,799,970
0.00%, 08/15/2025	2,500,000	1,909,575
0.00%, 11/15/2026	258,000	187,148
5.50%, 09/18/2033	619,000	855,442
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,184,177) (b)	995,000	1,219,949
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,604,752
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,859,226
3.63%, 03/15/2022	2,000,000	2,077,000
4.00%, 10/02/2023	842,000	890,836
3.60%, 01/30/2025	868,000	890,785
4.75%, 03/08/2044	450,000	472,500
5.55%, 01/21/2045	1,494,000	1,751,715
5.75%, 10/12/2110	588,000	640,920
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	120,000	124,906
3.75%, 07/01/2034	325,000	346,879
New Jersey State Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,592,623
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	337,769
Ohio State University/The
4.80%, 06/01/2111	1,102,000	1,225,413
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,259,625
4.00%, 09/22/2024	3,133,000	3,281,818
3.75%, 03/16/2025	1,234,000	1,264,850
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	232,275
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,176,250
4.00%, 01/22/2024	1,040,000	1,141,920
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,606,500
4.46%, 10/01/2062	2,500,000	2,731,875
Province of British Columbia
2.00%, 10/23/2022	6,270,000	6,276,765
Province of Ontario Canada
1.65%, 09/27/2019	1,315,000	1,320,221
Province of Quebec Canada
7.37%, 03/06/2026	58,000	82,553
Residual Funding Corp Principal Strip
0.00%, 10/15/2019 PO	1,807,000	1,679,946
0.00%, 07/15/2020 PO	24,949,000	22,743,209
0.00%, 10/15/2020 PO	5,841,000	5,286,473

0.00%, 01/15/2021 PO	2,270,000	2,038,020
Rhode Island Housing & Mortgage Finance Corp/RI
4.00%, 10/01/2023	4,000,000	4,208,560
Romania Medium Term Notes
6.13%, 01/22/2044	1,000,000	1,278,750
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $435,121) (b)	440,000	487,300
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	867,696
South Africa Government International Bond
5.88%, 09/16/2025	403,000	461,516
5.38%, 07/24/2044	1,077,000	1,157,344
State of California
7.50%, 04/01/2034	5,540,000	8,285,125
7.30%, 10/01/2039	275,000	410,729
State of Illinois
5.10%, 06/01/2033	560,000	566,440
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,687,834
Tennessee Valley Authority
5.88%, 04/01/2036	882,000	1,235,817
5.50%, 06/15/2038	57,000	77,279
5.25%, 09/15/2039	949,000	1,242,618
4.63%, 09/15/2060	303,000	354,939
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,157,186
0.00%, 07/15/2028 IO	2,000,000	1,318,136
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	413,036
0.00%, 11/01/2025 PO	1,847,000	1,364,360
0.00%, 06/15/2035 PO	258,000	130,700
Three Rivers Local School District
5.21%, 09/15/2027	285,000	305,181
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,516,050
5.75%, 03/22/2024	494,000	549,377
6.63%, 02/17/2045	214,000	264,761
Ukraine Government AID Bonds
1.84%, 05/16/2019	1,025,000	1,042,616
United States Treasury Inflation Indexed Bonds
0.50%, 04/15/2015 (c)	2,782,324	2,786,889
0.13%, 04/15/2016 (c)	437,280	441,687
0.13%, 04/15/2019 (c)	897,651	914,272
1.13%, 01/15/2021 (c)	523,496	561,941
0.13%, 01/15/2022 (c)	2,065,140	2,082,080
1.75%, 01/15/2028 (c)	669,342	783,392
3.63%, 04/15/2028 (c)	1,507,083	2,125,694
2.50%, 01/15/2029 (c)	449,563	574,247
United States Treasury Note/Bond
3.13%, 10/31/2016	3,400,000	3,543,970
7.50%, 11/15/2016	5,820,000	6,482,025
2.75%, 11/30/2016	258,000	267,776
3.25%, 12/31/2016	20,315,000	21,289,490
3.13%, 01/31/2017	206,000	215,785
4.63%, 02/15/2017	980,000	1,054,878
0.50%, 02/28/2017	14,350,000	14,341,031

3.25%, 03/31/2017	6,295,000	6,630,404
3.13%, 04/30/2017	12,814,000	13,483,737
4.50%, 05/15/2017	4,932,000	5,337,351
0.63%, 05/31/2017	5,965,000	5,965,465
2.75%, 05/31/2017	5,000,000	5,228,125
4.75%, 08/15/2017	7,303,000	8,003,058
8.88%, 08/15/2017	8,230,000	9,823,279
4.25%, 11/15/2017	3,353,000	3,655,816
2.25%, 11/30/2017	206,000	213,966
2.75%, 12/31/2017	1,459,000	1,536,053
0.88%, 01/31/2018	245,000	245,210
2.63%, 01/31/2018	2,683,000	2,816,313
3.50%, 02/15/2018	83,323,000	89,578,724
1.00%, 03/15/2018	5,360,000	5,379,682
2.88%, 03/31/2018	3,159,000	3,343,356
2.38%, 05/31/2018	8,890,000	9,283,107
1.38%, 06/30/2018	6,475,000	6,554,927
1.50%, 08/31/2018	21,561,000	21,892,845
1.25%, 10/31/2018	1,930,000	1,940,405
1.25%, 11/30/2018	80,450,000	80,833,425
1.38%, 11/30/2018	17,239,000	17,406,011
1.38%, 12/31/2018	20,472,000	20,649,533
1.50%, 12/31/2018	8,730,000	8,845,943
2.75%, 02/15/2019	4,000,000	4,238,436
1.38%, 02/28/2019	2,500,000	2,518,750
1.63%, 04/30/2019	58,485,000	59,453,629
3.13%, 05/15/2019	20,774,000	22,348,274
1.00%, 06/30/2019	2,500,000	2,474,610
1.00%, 11/30/2019	2,392,000	2,355,747
1.63%, 12/31/2019	29,000	29,369
8.50%, 02/15/2020	4,750,000	6,360,174
1.38%, 03/31/2020	53,800,000	53,808,393
3.50%, 05/15/2020	1,300,000	1,434,367
8.75%, 05/15/2020	2,000,000	2,730,000
2.63%, 08/15/2020	65,034,000	68,915,749
8.75%, 08/15/2020	6,304,000	8,697,055
2.13%, 08/31/2020	7,032,000	7,270,975
2.63%, 11/15/2020	4,596,000	4,869,246
2.00%, 11/30/2020	1,500,000	1,538,907
2.13%, 01/31/2021	3,000,000	3,095,391
3.63%, 02/15/2021	1,961,000	2,188,966
7.88%, 02/15/2021	900,000	1,222,664
2.00%, 02/28/2021	2,500,000	2,560,937
3.13%, 05/15/2021	4,602,000	5,010,069
8.13%, 05/15/2021	1,718,000	2,376,209
2.13%, 08/15/2021	5,805,000	5,975,069
2.00%, 10/31/2021	14,500,000	14,799,063
8.00%, 11/15/2021	2,826,000	3,949,555
1.50%, 01/31/2022	1,250,000	1,233,886
1.75%, 02/28/2022	20,365,000	20,422,266
1.75%, 05/15/2022	2,000,000	2,005,468
7.25%, 08/15/2022	1,444,000	2,006,032
2.00%, 02/15/2023	500,000	508,125
7.13%, 02/15/2023	683,000	955,346
1.75%, 05/15/2023	1,290,000	1,283,046
2.50%, 08/15/2023	6,000,000	6,314,532

6.25%, 08/15/2023	600,000	809,203
2.50%, 05/15/2024	15,650,000	16,429,506
2.00%, 02/15/2025	350,000	352,215
6.75%, 08/15/2026	205,000	304,137
6.63%, 02/15/2027	753,000	1,117,440
6.38%, 08/15/2027	290,000	426,459
6.13%, 11/15/2027	470,000	680,545
5.50%, 08/15/2028	1,481,000	2,059,516
5.25%, 11/15/2028	49,415,500	67,440,594
5.25%, 02/15/2029	1,113,000	1,522,463
6.13%, 08/15/2029	603,000	896,162
6.25%, 05/15/2030	789,000	1,199,280
5.38%, 02/15/2031	5,312,000	7,548,023
4.50%, 02/15/2036	6,889,000	9,384,650
4.75%, 02/15/2037	3,955,000	5,565,429
5.00%, 05/15/2037	6,294,000	9,147,939
4.38%, 02/15/2038	14,010,000	18,764,644
4.50%, 05/15/2038	789,000	1,073,842
3.50%, 02/15/2039	96,169,100	113,870,177
4.25%, 05/15/2039	5,600,000	7,394,626
4.50%, 08/15/2039	706,000	966,393
2.88%, 05/15/2043 (e)	1,390,000	1,481,002
3.38%, 05/15/2044	3,000,000	3,514,452
3.00%, 11/15/2044	41,215,000	45,159,399
2.50%, 02/15/2045	14,130,000	13,999,736
United States Treasury Strip Coupon
0.00%, 08/15/2015	3,000	2,999
0.00%, 02/15/2016	5,805,000	5,794,290
0.00%, 08/15/2016	3,966,000	3,944,096
0.00%, 11/15/2016	4,261,000	4,231,561
0.00%, 02/15/2017	10,719,000	10,614,897
0.00%, 08/15/2017	4,176,000	4,109,389
0.00%, 11/15/2017	9,529,000	9,329,920
0.00%, 02/15/2018	3,658,000	3,567,505
0.00%, 05/15/2018	3,044,000	2,955,538
0.00%, 08/15/2018	21,739,000	20,995,896
0.00%, 11/15/2018	500,000	480,283
0.00%, 05/15/2019	20,278,000	19,264,404
0.00%, 08/15/2019	22,357,000	21,120,032
0.00%, 11/15/2019	4,000,000	3,749,544
0.00%, 02/15/2020	6,078,000	5,673,090
0.00%, 05/15/2020	35,615,000	32,990,851
0.00%, 08/15/2020	25,243,000	23,270,840
0.00%, 02/15/2021	14,550,000	13,223,186
0.00%, 05/15/2021	13,843,000	12,473,512
0.00%, 08/15/2021	6,139,000	5,496,664
0.00%, 11/15/2021	16,779,000	14,921,246
0.00%, 02/15/2022	33,917,000	29,985,307
0.00%, 05/15/2022	11,519,000	10,119,637
0.00%, 08/15/2022	12,500,000	10,926,825
0.00%, 11/15/2022	17,400,000	15,124,950
0.00%, 02/15/2023	61,562,000	53,097,348
0.00%, 05/15/2023	33,770,000	28,880,779
0.00%, 08/15/2023	18,135,000	15,397,885
0.00%, 11/15/2023	2,500,000	2,107,823
0.00%, 02/15/2024	6,124,000	5,122,536

0.00%, 05/15/2024	1,322,000	1,098,470
0.00%, 08/15/2024	1,834,000	1,513,806
0.00%, 11/15/2024	5,105,000	4,187,392
0.00%, 02/15/2025	799,000	651,515
0.00%, 05/15/2025	3,279,000	2,651,944
0.00%, 02/15/2026	1,000,000	790,783
0.00%, 05/15/2026	3,801,000	2,979,026
0.00%, 08/15/2026	1,681,000	1,308,986
0.00%, 11/15/2026	10,222,000	7,892,365
0.00%, 02/15/2027	20,416,000	15,637,452
0.00%, 05/15/2027	1,866,000	1,419,675
0.00%, 08/15/2027	4,314,000	3,258,994
0.00%, 11/15/2027	7,702,000	5,769,537
0.00%, 02/15/2028	7,769,000	5,771,256
0.00%, 05/15/2028	3,071,000	2,262,234
0.00%, 08/15/2028	6,918,000	5,059,998
0.00%, 11/15/2028	7,540,000	5,469,320
0.00%, 02/15/2029	7,537,000	5,423,324
0.00%, 05/15/2029	330,000	235,285
0.00%, 08/15/2029	4,738,000	3,362,867
0.00%, 11/15/2029	5,164,000	3,633,287
0.00%, 02/15/2030	15,187,000	10,596,790
0.00%, 05/15/2030	8,464,000	5,869,886
0.00%, 08/15/2030	15,952,000	10,985,058
0.00%, 11/15/2030	7,064,000	4,827,361
0.00%, 02/15/2031	9,298,000	6,340,594
0.00%, 05/15/2031	9,225,000	6,208,969
0.00%, 08/15/2031	11,262,000	7,531,609
0.00%, 11/15/2031	7,099,000	4,713,537
0.00%, 02/15/2032	14,109,000	9,295,545
0.00%, 05/15/2032	23,253,000	15,209,113
0.00%, 08/15/2032	8,375,000	5,436,891
0.00%, 11/15/2032	7,212,000	4,641,232
0.00%, 02/15/2033	2,000,000	1,279,608
0.00%, 05/15/2033	5,145,000	3,269,879
0.00%, 08/15/2033	4,212,000	2,658,021
0.00%, 11/15/2033	5,966,000	3,747,978
0.00%, 02/15/2034	3,959,000	2,460,376
0.00%, 05/15/2034	1,450,000	894,035
0.00%, 08/15/2034	2,895,000	1,770,162
0.00%, 11/15/2034	2,487,000	1,515,625
0.00%, 02/15/2035	1,824,000	1,102,956
0.00%, 05/15/2035	1,920,000	1,155,412
0.00%, 08/15/2035	175,000	104,364
0.00%, 05/15/2036	121,000	70,837
United States Treasury Strip Principal
0.00%, 08/15/2039	1,225,000	653,889
0.00%, 05/15/2044	22,335,000	10,444,896
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	264,276
Westlake City School District
5.23%, 12/01/2026	430,000	449,526
Total Government Related (Cost $1,804,797,885)		$1,895,880,479

Mortgage Backed Obligations - 37.99%
A10 Securitization 2013-1 LLC

2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $361,743) (b)	$362,664	$363,906
A10 Securitization LLC
3.49%, 04/15/2024 (Acquired 10/28/2013, Cost $297,093) (b)	295,535	293,880
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,874) (b)	425,000	436,269
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014, Cost $1,795,261) (b)	1,797,000	1,789,596
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,758) (b)	1,807,000	1,824,788
AAM ACE 2007-HE3 Resecuritization Trust 2011-1
0.39%, 02/02/2037	6,491	6,473
ACRE Commercial Mortgage Trust 2014-FL2
2.22%, 08/15/2031 (Acquired 08/01/2014, Cost $571,650) (b)	572,000	570,068
2.67%, 08/15/2031 (Acquired 08/01/2014, Cost $721,135) (b)	722,000	720,365
3.57%, 08/15/2031 (Acquired 12/11/2014, Cost $399,873) (b)	400,000	397,760
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2035 (a)	1,337,387	1,336,183
Ajax Mortgage Loan Trust 2014-A
4.00%, 10/25/2057	1,430,823	1,427,675
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	6,402	6,540
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	19,448	14,454
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	659,026	672,133
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	31,385	31,655
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	1,376,334	1,386,740
Alternative Loan Trust 2005-1CB
6.93%, 03/25/2035 IO	388,887	80,974
Alternative Loan Trust 2005-20CB
4.58%, 07/25/2035 IO	1,227,801	149,933
Alternative Loan Trust 2005-22T1
4.90%, 06/25/2035 IO	1,101,170	162,934
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	543,649	526,053
6.00%, 08/25/2035	15,576	12,616
Alternative Loan Trust 2005-37T1
4.88%, 09/25/2035 IO	3,972,657	582,745
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	80,952	80,970
Alternative Loan Trust 2005-54CB
4.68%, 11/25/2035 IO	2,400,758	275,780
5.50%, 11/25/2035	608,303	553,828
5.50%, 11/25/2035	7,662	7,653
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	224,947	212,046
Alternative Loan Trust 2005-J1
4.93%, 02/25/2035 IO	631,181	52,693
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	128,165	105,578
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022 (f)	39,337	42,622
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	205,963	200,126
Alternative Loan Trust 2006-J5

4.98%, 07/25/2021	66,872	66,258
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $107,337) (b)	104,123	107,519
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $195,871) (b)	191,650	192,226
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $1,009,930) (b)	980,000	999,077
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $478,697) (b)	464,000	485,486
ASG Resecuritization Trust 2009-1
5.63%, 06/26/2037	529,497	523,132
ASG Resecuritization Trust 2009-2
4.98%, 05/24/2036 (Acquired 10/28/2013, Cost $494,645) (b)	479,143	481,722
ASG Resecuritization Trust 2009-3
2.06%, 03/26/2037 (Acquired 10/28/2013, Cost $1,565,969) (b)	1,563,515	1,557,167
ASG Resecuritization Trust 2009-4
6.00%, 06/28/2037 (Acquired 10/28/2013, Cost $368,051) (b)	362,500	366,659
ASG Resecuritization Trust 2009-5
3.33%, 02/28/2037 (Acquired 10/28/2013, Cost $140,709) (b)	139,601	139,416
ASG Resecuritization Trust 2010-1
0.57%, 02/27/2036 (Acquired 10/28/2013, Cost $118,543) (b)	121,409	118,374
ASG Resecuritization Trust 2010-2
1.78%, 01/28/2037	634,839	625,557
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $119,818) (b)	118,836	119,313
2.55%, 11/28/2035 (Acquired 10/28/2013, Cost $626,616) (b)	637,625	626,003
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $673,382) (b)	652,167	652,010
ASG Resecuritization Trust 2011-2
23.59%, 02/28/2036 (Acquired 10/28/2013, Cost $43,733) (b)	36,723	44,067
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $779,271) (b)	809,000	830,062
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046 (Acquired 08/01/2014, Cost $1,144,766) (b)	1,200,000	1,237,678
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033 PO	21,597	18,020
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	17,531	17,680
0.00%, 01/25/2034 PO	54,502	47,324
6.00%, 01/25/2034	453,292	471,920
6.00%, 01/25/2034	469,465	494,152
Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	356,206	364,341
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	116,776	119,039
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	188,158	190,278
5.50%, 09/25/2033	485,647	505,290
Banc of America Alternative Loan Trust 2003-9
5.50%, 11/25/2033	16,586	16,587
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	72,690	74,300
6.00%, 02/25/2034	135,857	144,452
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	14,816	15,228
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	18,615	18,098
Banc of America Alternative Loan Trust 2004-7

5.00%, 08/25/2019	275,822	283,641
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	135,029	139,880
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	56,011	57,154
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	28,182	25,601
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	21,279	21,923
5.50%, 03/25/2035	17,913	16,593
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	139,605	141,352
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	90,050	84,748
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	41,602	38,033
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	94,956	77,499
Banc of America Alternative Loan Trust 2007-1
5.76%, 04/25/2022	110,224	109,854
Banc of America Commercial Mortgage Trust 2006-1
5.37%, 09/10/2045	1,602,000	1,625,371
5.38%, 09/10/2045	15,314,648	15,686,074
Banc of America Commercial Mortgage Trust 2006-2
5.76%, 05/10/2045	10,000,000	10,512,510
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	1,691,815	1,764,243
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	1,091,845	1,132,188
Banc of America Commercial Mortgage Trust 2006-5
0.64%, 09/10/2047 IO (Acquired 10/28/2013, Cost $299,162) (b)	21,333,194	169,194
5.41%, 09/10/2047	1,715,000	1,772,660
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	9,065,297	9,768,973
5.49%, 02/10/2051	3,500,000	3,724,290
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	64,642	52,875
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	4,751,155	5,120,434
Banc of America Funding 2004-C Trust
2.80%, 12/20/2034	106,525	104,551
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	85,360	84,027
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	69,357	55,960
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	28,390	22,036
Banc of America Funding 2005-C Trust
0.42%, 05/20/2035	7,590,494	7,016,896
Banc of America Funding 2005-E Trust
2.69%, 03/20/2035	178,517	178,031
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	65,796	51,305
Banc of America Funding 2010-R11 Trust
9.53%, 08/26/2035 (Acquired 10/28/2013, Cost $526,246) (b)	519,096	526,336
Banc of America Funding 2010-R5 Trust
5.50%, 10/26/2037 (Acquired 10/28/2013, Cost $77,104) (b)	75,853	76,179

Banc of America Merrill Lynch Commercial Mortgage Inc
5.43%, 11/10/2042	462,096	461,639
4.67%, 07/10/2043	296,809	297,028
4.73%, 07/10/2043	1,097,000	1,103,768
0.11%, 10/10/2045 IO (Acquired 10/28/2013, Cost $101,306) (b)	43,839,101	17,404
5.12%, 10/10/2045	8,193,275	8,234,249
Banc of America Mortgage 2003-3 Trust
0.72%, 05/25/2018	98,620	95,910
5.50%, 05/25/2033	308,365	317,686
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	47,398	48,876
Banc of America Mortgage 2003-6 Trust
0.62%, 08/25/2018	28,025	27,749
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	4,505	4,561
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033 PO	27,020	22,191
Banc of America Mortgage 2003-C Trust
2.62%, 04/25/2033	31,611	32,074
Banc of America Mortgage 2003-E Trust
2.74%, 06/25/2033	216,256	217,315
Banc of America Mortgage 2004-J Trust
2.86%, 11/25/2034	127,730	125,443
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	4,686	4,329
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	358,525	366,296
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	7,949	6,924
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	29,985	30,294
5.50%, 06/25/2034	89,459	91,152
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	661,638	698,522
0.00%, 07/25/2034 PO	42,281	37,790
5.50%, 07/25/2034	21,597	21,542
Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032 PO	4,019	3,729
0.00%, 10/25/2034 PO	18,490	15,886
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	1,571	1,479
6.50%, 09/25/2032	53,866	56,328
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	113,498	116,536
Banc of America Re-REMIC Trust 2009-UBER1
5.59%, 06/24/2050 (Acquired 10/28/2013, Cost $995,598) (b)	911,330	943,591
Battalion CLO V Ltd
1.76%, 04/17/2026	9,650,000	9,616,302
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,828,228) (b)	2,941,000	2,926,148
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,468,051) (b)	2,602,000	2,708,216
BCAP LLC 2009-RR10 Trust
5.75%, 06/26/2037 (Acquired 10/28/2013, Cost $106,985) (b)	107,113	108,304
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $490,502) (b)	475,026	489,023

BCAP LLC 2009-RR14 Trust
2.37%, 08/26/2035 (Acquired 10/28/2013, Cost $669,746) (b)	712,954	712,379
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $330,698) (b)	325,805	338,967
BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013, Cost $131,773) (b)	130,451	130,843
2.49%, 10/26/2036 (Acquired 10/28/2013, Cost $393,777) (b)	390,373	387,442
BCAP LLC 2010-RR4-I Trust
4.00%, 07/26/2036 (Acquired 10/28/2013, Cost $26,776) (b)	26,698	26,796
BCAP LLC 2010-RR5-I Trust
5.40%, 04/26/2037 (Acquired 10/28/2013, Cost $541,773) (b)	542,585	552,904
BCAP LLC 2010-RR6 Trust
5.64%, 06/26/2036 (Acquired 10/28/2013, Cost $241,525) (b)	234,241	236,342
BCAP LLC 2010-RR7 Trust
2.70%, 04/26/2035 (Acquired 10/28/2013, Cost $210,697) (b)	214,658	211,825
2.29%, 07/26/2045 (Acquired 10/28/2013, Cost $1,706,556) (b)	1,758,512	1,761,407
0.82%, 02/26/2047 (Acquired 10/28/2013, Cost $230,140) (b)	236,120	234,718
BCAP LLC 2010-RR8 Trust
5.09%, 05/26/2035 (Acquired 10/28/2013, Cost $121,207) (b)	119,063	118,998
5.09%, 05/26/2035 (Acquired 10/28/2013, Cost $994,866) (b)	1,032,000	973,957
BCAP LLC 2011-RR10 Trust
0.99%, 09/26/2037 (Acquired 10/28/2013, Cost $1,293,340) (b)	1,397,779	1,288,608
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $289,493) (b)	285,885	289,102
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $209,505) (b)	208,766	209,253
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $1,235,153) (b)	1,228,982	1,250,817
BCAP LLC 2011-RR5-I Trust
0.32%, 05/28/2036 (Acquired 10/28/2013, Cost $827,675) (b)	876,000	861,810
0.57%, 07/26/2036 (Acquired 10/28/2013, Cost $59,780) (b)	59,948	59,790
BCAP LLC 2012-RR1 Trust
3.62%, 07/26/2037 (Acquired 10/28/2013, Cost $585,432) (b)	570,237	605,068
BCAP LLC 2012-RR10-I Trust
0.36%, 05/26/2036 (Acquired 10/28/2013, Cost $1,467,603) (b)	1,544,666	1,466,654
0.40%, 02/26/2037 (Acquired 10/28/2013, Cost $533,071) (b)	559,753	540,012
BCAP LLC 2012-RR2 Trust
0.34%, 08/26/2036 (Acquired 10/28/2013, Cost $696,430) (b)	719,610	707,216
BCAP LLC 2012-RR3 Trust
1.99%, 05/26/2037 (Acquired 10/28/2013, Cost $1,545,902) (b)	1,563,141	1,567,352
BCAP LLC 2012-RR4 Trust
0.40%, 06/26/2047 (Acquired 10/28/2013, Cost $758,742) (b)	798,972	762,947
BCAP LLC 2015-RR1
1.18%, 09/11/2038 (Acquired 03/24/2015, Cost $1,875,198) (b) (h)	2,000,000	1,875,000
Bear Stearns ALT-A Trust 2005-2
0.67%, 03/25/2035	408,387	400,993
Bear Stearns ARM Trust 2003-2
2.50%, 01/25/2033 (Acquired 10/28/2013, Cost $244,687) (b)	255,405	257,476
Bear Stearns ARM Trust 2003-7
2.41%, 10/25/2033	25,370	25,384
Bear Stearns ARM Trust 2004-2
3.01%, 05/25/2034	141,917	141,395
Bear Stearns ARM Trust 2005-5
2.16%, 08/25/2035	781,545	788,534
Bear Stearns ARM Trust 2006-1
2.37%, 02/25/2036	704,004	701,806
Bear Stearns Asset Backed Securities I Trust 2004-AC2

5.00%, 05/25/2034	114,285	115,017
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4
5.47%, 06/11/2041	14,904	14,898
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9
4.87%, 09/11/2042	5,169,469	5,194,168
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11
5.44%, 03/11/2039	829,046	848,730
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.64%, 12/11/2038 IO (Acquired 10/28/2013, Cost $305,452) (b)	22,516,910	216,883
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	261,502	274,308
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.15%, 01/12/2045 IO (Acquired 10/28/2013, Cost $339,297) (b)	63,445,871	240,777
CAM Mortgage Trust 2013-1
3.50%, 11/25/2057 (Acquired 10/02/2014, Cost $1,842,525) (a)(b)	1,842,525	1,844,472
CAM Mortgage Trust 2014-2
2.60%, 05/15/2048 (Acquired 06/19/2014, Cost $152,516) (b)	152,526	152,514
CD 2005-CD1 Commercial Mortgage Trust
5.23%, 07/15/2044	7,573,336	7,609,506
5.23%, 07/15/2044	619,000	630,641
CD 2006-CD3 Mortgage Trust
0.51%, 10/15/2048 IO (Acquired 10/28/2013, Cost $205,799) (b)	12,419,652	130,295
CD 2007-CD4 Commercial Mortgage Trust
0.36%, 12/11/2049 IO	21,821,266	128,091
5.32%, 12/11/2049	7,250,000	7,632,778
CGBAM Commercial Mortgage Trust 2014-HD
0.97%, 02/15/2031 (Acquired 05/13/2014, Cost $900,000) (b)	900,000	895,458
Chase Mortgage Finance Trust Series 2006-A1
2.51%, 09/25/2036	348,155	307,376
Chase Mortgage Finance Trust Series 2007-A1
2.42%, 02/25/2037	39,657	39,663
2.47%, 02/25/2037	273,852	273,703
2.50%, 02/25/2037	148,393	146,874
2.53%, 02/25/2037	138,731	136,656
Chase Mortgage Finance Trust Series 2007-A2
2.51%, 07/25/2037	168,838	170,485
2.60%, 07/25/2037	113,457	112,765
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	19,587	16,806
CHL Mortgage Pass-Through Trust 2003-39
5.00%, 10/25/2033	392,037	409,123
CHL Mortgage Pass-Through Trust 2003-J13
0.00%, 01/25/2034 PO	4,141	3,304
5.25%, 01/25/2034	356,591	373,527
CHL Mortgage Pass-Through Trust 2003-J7
9.55%, 08/25/2018	27,324	28,463
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	77,966	81,874
5.75%, 04/25/2034	53,120	55,310
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	361,449	375,770
CHL Mortgage Pass-Through Trust 2004-7
2.47%, 06/25/2034	22,360	21,893
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	155,140	159,687
CHL Mortgage Pass-Through Trust 2004-HYB1

2.51%, 05/20/2034	39,776	37,923
CHL Mortgage Pass-Through Trust 2004-HYB3
2.20%, 06/20/2034	172,912	164,136
CHL Mortgage Pass-Through Trust 2004-HYB6
2.42%, 11/20/2034	112,667	107,719
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	17,941	18,384
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	57,576	58,165
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	30,113	28,146
CHL Mortgage Pass-Through Trust 2005-22
2.44%, 11/25/2035	442,861	374,360
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	28,041	29,025
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	149,236	151,564
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,626,864
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,361,932
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,890,671
Citigroup Mortgage Loan Trust 2008-AR4
2.72%, 11/25/2038 (Acquired 10/28/2013, Cost $1,212,034) (b)	1,200,552	1,202,680
Citigroup Mortgage Loan Trust 2009-10
2.41%, 09/25/2033 (Acquired 10/28/2013, Cost $734,486) (b)	724,706	733,814
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $546,805) (b)	530,624	552,871
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $520,131) (b)	509,063	526,121
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $269,921) (b)	265,850	275,029
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $225,536) (b)	218,889	230,663
Citigroup Mortgage Loan Trust 2010-10
2.43%, 02/25/2036 (Acquired 10/28/2013, Cost $333,585) (b)	331,386	334,469
Citigroup Mortgage Loan Trust 2010-3
2.36%, 02/25/2036 (Acquired 10/28/2013, Cost $140,984) (b)	140,570	140,419
Citigroup Mortgage Loan Trust 2010-7
2.61%, 02/25/2035 (Acquired 10/28/2013, Cost $165,228) (b)	163,411	163,158
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $2,347,424) (b)	2,333,232	2,370,186
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $2,485,709) (b)	2,438,215	2,493,545
Citigroup Mortgage Loan Trust Inc
0.00%, 06/25/2016 PO	61	61
0.00%, 12/25/2018 PO	5,017	4,763
0.00%, 12/25/2018 PO	5,025	4,851
5.50%, 12/25/2018	32,185	32,498
0.00%, 09/25/2033 PO	16,230	14,469
7.00%, 09/25/2033	28,609	29,605
0.00%, 10/25/2033 PO	14,734	13,266
5.25%, 10/25/2033	111,071	113,223
0.55%, 12/25/2033	79,133	75,808
2.50%, 08/25/2034	65,218	62,461
2.62%, 04/25/2035	45,921	35,042
5.50%, 05/25/2035	243,170	253,153

2.82%, 08/25/2035	134,256	98,759
5.50%, 11/25/2035 (f)	33,809	33,544
6.00%, 11/25/2035 (f)	6,078,504	5,772,026
Citigroup Mtg Ln Tr 2015-a
0.00%, 06/25/2058 (Acquired 03/31/2015, Cost $492,245)	500,000	492,245
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.78%, 08/15/2048 IO	15,645,900	186,843
5.22%, 08/15/2048	537,876	564,369
5.25%, 08/15/2048	578,000	593,285
COMM 2005-C6 Mortgage Trust
5.12%, 06/10/2044	3,709,324	3,726,891
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $1,053,672) (b)	1,032,000	1,053,866
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	2,685,538	2,854,899
COMM 2012-CCRE2 Mortgage Trust
1.90%, 08/15/2045 IO	3,372,476	325,811
3.15%, 08/15/2045	9,614,464	10,076,449
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $534,014) (b)	516,000	576,316
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,365,326
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (Acquired 10/28/2013, Cost $676,117) (b)	708,000	725,524
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,335,728
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	5,000,000	5,402,840
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,515,280
COMM 2014-KYO Mortgage Trust
1.08%, 06/11/2027 (Acquired 06/20/2014, Cost $4,232,000) (b)	4,232,000	4,216,054
COMM 2014-PAT Mortgage Trust
0.98%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (b)	1,649,000	1,645,616
COMM 2014-TWC Mortgage Trust
1.02%, 02/13/2032 (Acquired 01/30/2014, Cost $3,251,427) (b)	3,250,000	3,244,160
1.78%, 02/13/2032 (Acquired 08/12/2014, Cost $1,002,668) (b)	1,000,000	1,000,065
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,424,094
Commercial Mortgage Pass Through Certificates
2.12%, 11/17/2026 (Acquired 10/28/2013, Cost $220,230) (b)	220,157	220,099
Commercial Mortgage Trust 2006-GG7
5.78%, 07/10/2038	310,000	324,558
COOF Securitization Trust 2014-1 Ltd
3.08%, 06/25/2040 IO (Acquired 05/16/2014, Cost $464,128) (b)	3,286,555	464,719
Credit Suisse Commercial Mortgage Trust Series 2006-C2
5.65%, 03/15/2039	703,864	722,817
5.65%, 03/15/2039	11,201,731	11,550,250
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.04%, 01/15/2049 IO (Acquired 10/28/2013, Cost $80,813) (b)	23,404,228	51,208
Credit Suisse First Boston Mortgage Securities Corp
4.50%, 10/25/2018	10,774	10,991
5.00%, 10/25/2018	46,233	46,605
0.00%, 08/25/2019 PO	2,296	2,236
5.25%, 08/25/2019	115,054	117,851
6.71%, 02/25/2033	150,866	152,629

2.79%, 06/25/2033	75,413	75,207
5.25%, 09/25/2033	170,351	176,014
0.00%, 10/25/2033 PO	122,202	105,038
5.25%, 11/25/2033	102,194	104,310
5.25%, 11/25/2033	281,494	287,900
5.50%, 09/25/2034	180,453	197,047
5.50%, 12/25/2034	294,192	318,200
0.00%, 10/25/2035 PO	39,928	26,334
5.50%, 10/25/2035 IO	483,012	80,366
0.00%, 11/25/2035 PO	25,585	16,287
4.73%, 07/15/2037	175,000	175,015
5.10%, 08/15/2038	5,848,721	5,864,542
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $353,126) (b)	346,392	357,219
CSAIL 2015-C1 Commercial Mortgage Trust
3.24%, 04/15/2050	15,000,000	15,511,005
CSMC Series 2010-11R
1.18%, 06/28/2047	6,132,193	5,898,024
CSMC Series 2010-17R
2.30%, 06/26/2036 (Acquired 10/28/2013, Cost $376,646) (b)	367,793	373,334
CSMC Series 2010-1R
4.96%, 01/27/2036 (Acquired 10/28/2013, Cost $102,701) (b)	100,288	101,410
CSMC Series 2011-16R
3.50%, 12/27/2036 (Acquired 10/28/2013, Cost $820,318) (b)	810,518	816,305
CSMC Series 2011-6R
5.65%, 07/28/2036 (Acquired 10/28/2013, Cost $347,981) (b)	351,673	353,615
CSMC Series 2011-9R
2.18%, 03/27/2046 (Acquired 10/28/2013, Cost $897,008) (b)	895,951	897,923
CSMC Series 2012-2R
2.43%, 03/27/2047	408,082	403,112
CSMC Series 2012-3R
2.25%, 07/27/2037	879,297	875,751
CSMC Series 2014-ICE
1.05%, 04/15/2027 (Acquired 05/30/2014, Cost $2,690,000) (b)	2,690,000	2,680,254
CSMC Trust 2010-16
3.25%, 06/25/2050 (Acquired 10/28/2013, Cost $758,640) (b)	765,535	773,690
DBRR 2013-EZ2 Trust
0.85%, 02/25/2045 (Acquired 10/28/2013, Cost $134,396) (b)	134,868	134,837
DBUBS 2011-LC2 Mortgage Trust
1.38%, 07/10/2044 IO (Acquired 10/28/2013, Cost $238,234) (b)	4,115,097	183,229
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-1
5.75%, 02/25/2020	116,542	120,077
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-3
5.28%, 06/25/2020	126,574	127,501
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5
6.00%, 10/25/2021	117,914	102,769
Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	5,153	5,071
Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	5,013	5,133
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	154,862	171,342
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	200,208	235,280
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	205,473	246,107

Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	60,408	69,791
Fannie Mae Grantor Trust 2004-T2
3.39%, 07/25/2043	269,006	279,817
7.50%, 11/25/2043	439,176	525,408
Fannie Mae Grantor Trust 2004-T3
9.03%, 01/25/2044	59,447	71,045
6.50%, 02/25/2044	631,991	716,097
7.00%, 02/25/2044	248,855	288,481
Fannie Mae Strip
10.00%, 09/25/2017 IO	141	14
4.50%, 07/25/2018 IO	63,602	3,287
4.50%, 08/25/2018 IO	87,990	4,412
5.50%, 08/25/2018 IO	49,655	2,867
10.50%, 03/25/2019 IO	147	22
4.50%, 11/25/2020 IO	13,520	793
7.50%, 04/25/2023 IO	2,390	502
9.00%, 03/25/2024	1,711	1,999
0.00%, 09/25/2024 PO	187,168	183,523
0.00%, 01/25/2033 PO	24,957	23,432
5.00%, 12/25/2033 IO	32,086	6,211
5.50%, 05/25/2036 IO	138,935	31,757
5.50%, 08/25/2036 IO	92,798	17,925
5.50%, 04/25/2037 IO	35,603	6,406
6.00%, 01/25/2038 IO	98,010	19,171
0.67%, 08/25/2042	1,311,557	1,315,325
0.72%, 08/25/2042	3,863,570	3,906,270
Fannie Mae Pool
8.00%, 11/01/2015	36	37
12.50%, 01/01/2016	11	11
6.00%, 06/01/2016	842	855
3.98%, 11/01/2016	1,032,000	1,032,952
1.94%, 01/01/2017	964,940	967,342
5.50%, 03/01/2017	6,203	6,372
6.50%, 03/01/2017	3,556	3,657
7.00%, 03/01/2017	3,589	3,713
7.00%, 03/01/2017	2,336	2,412
7.50%, 03/01/2017	295	296
5.24%, 05/01/2017	895,117	957,190
7.00%, 05/01/2017	2,868	2,980
3.82%, 06/01/2017	1,428,458	1,511,527
7.00%, 06/01/2017	2,160	2,251
7.00%, 06/01/2017	1,573	1,637
3.39%, 08/01/2017	274,000	288,078
6.00%, 08/01/2017	1,655	1,686
6.50%, 08/01/2017	3,043	3,149
5.50%, 09/01/2017	7,986	8,241
7.00%, 09/01/2017	3,120	3,251
2.49%, 10/01/2017	463,007	476,862
2.62%, 10/01/2017	599,000	619,076
2.69%, 10/01/2017	395,341	409,175
5.89%, 10/01/2017	2,298,572	2,533,436
6.50%, 10/01/2017	3,095	3,173
6.00%, 11/01/2017	4,202	4,337
6.00%, 11/01/2017	43,779	45,169
6.50%, 11/01/2017	4,043	4,208

7.00%, 11/01/2017	4,456	4,538
3.38%, 01/01/2018	1,032,000	1,091,731
3.52%, 01/01/2018	639,547	677,182
3.54%, 01/01/2018	965,580	1,021,562
3.63%, 01/01/2018	310,000	328,979
5.50%, 02/01/2018	27,852	29,277
5.50%, 02/01/2018	43,730	45,968
3.80%, 03/01/2018	581,955	620,951
6.00%, 03/01/2018	13,973	14,416
6.50%, 03/01/2018	1,701	1,705
5.00%, 04/01/2018	17,337	18,218
4.50%, 05/01/2018	9,244	9,693
5.00%, 05/01/2018	25,812	27,124
5.00%, 05/01/2018	54,337	57,100
6.00%, 05/01/2018	7,246	7,594
9.00%, 05/01/2018	918	980
3.64%, 06/01/2018	703,123	749,335
3.74%, 06/01/2018	1,953,009	2,082,504
4.50%, 06/01/2018	1,914	2,007
4.50%, 06/01/2018	12,681	13,296
5.00%, 06/01/2018	56,076	58,930
5.00%, 06/01/2018	42,521	44,684
5.00%, 06/01/2018	11,152	11,719
4.50%, 07/01/2018	18,433	19,328
5.00%, 07/01/2018	63,530	66,764
4.50%, 08/01/2018	23,087	24,208
4.50%, 08/01/2018	12,363	12,964
5.00%, 08/01/2018	34,409	36,162
5.00%, 09/01/2018	45,939	48,275
4.50%, 10/01/2018	30,546	32,030
5.00%, 10/01/2018	28,803	30,270
5.00%, 10/01/2018	29,650	31,162
4.50%, 11/01/2018	48,475	50,894
5.00%, 11/01/2018	57,295	60,771
5.00%, 11/01/2018	6,703	7,052
5.00%, 11/01/2018	27,302	28,703
6.07%, 11/01/2018	592,856	619,587
3.04%, 12/01/2018	1,238,000	1,301,162
4.50%, 12/01/2018	122,830	128,796
5.00%, 12/01/2018	145,985	153,562
5.00%, 12/01/2018	411	436
9.50%, 12/01/2018	1,547	1,688
1.88%, 01/01/2019	547	572
6.00%, 01/01/2019	18,749	19,429
0.72%, 02/01/2019	4,803,123	4,807,982
1.88%, 03/01/2019	1,682	1,735
4.50%, 03/01/2019	35,006	36,899
6.00%, 03/01/2019	44,714	46,490
2.14%, 04/01/2019	2,026,529	2,070,061
3.50%, 04/01/2019	34,787	36,915
5.00%, 04/01/2019	2,008	2,112
5.00%, 04/01/2019	118,723	125,875
10.52%, 04/15/2019	5,675	6,381
2.19%, 05/01/2019	979,757	1,002,340
4.50%, 05/01/2019	9,780	10,323
2.45%, 06/01/2019	1,629,707	1,681,325

2.48%, 06/01/2019	2,944,037	3,035,246
4.50%, 06/01/2019	71,500	75,368
1.94%, 07/01/2019	1,326,198	1,329,248
2.20%, 07/01/2019	740,430	757,535
2.37%, 07/01/2019	1,548,000	1,596,105
5.50%, 07/01/2019	89,494	95,086
6.00%, 07/01/2019	11,938	12,353
2.03%, 08/01/2019	4,923,000	4,996,982
2.63%, 08/01/2019	162	162
5.50%, 08/01/2019	90,788	96,650
5.00%, 09/01/2019	2,960	3,139
5.50%, 09/01/2019	67,605	72,896
9.00%, 09/01/2019	510	519
5.00%, 10/01/2019	23,396	24,861
6.00%, 10/01/2019	35,504	37,093
4.13%, 11/01/2019	877,000	968,168
4.24%, 11/01/2019	352,689	388,755
4.50%, 11/01/2019	16,199	17,023
4.50%, 11/01/2019	71,556	75,158
4.50%, 11/01/2019	30,738	32,247
1.47%, 12/01/2019	830,014	823,641
1.69%, 12/01/2019	1,032,000	1,027,384
1.80%, 12/01/2019	780,421	785,212
4.18%, 12/01/2019	475,283	523,134
4.26%, 12/01/2019	954,041	1,053,443
4.50%, 12/01/2019	52,169	55,034
4.51%, 12/01/2019	2,044,530	2,279,062
5.00%, 12/01/2019	33,866	35,986
1.50%, 01/01/2020	824,146	818,200
1.58%, 01/01/2020	1,476,110	1,470,712
4.28%, 01/01/2020	1,894,164	2,071,833
4.54%, 01/01/2020	335,680	373,019
5.50%, 01/01/2020	211,728	224,327
4.37%, 02/01/2020	1,157,911	1,286,398
4.40%, 02/01/2020	289,000	322,076
4.40%, 02/01/2020	6,347,000	7,113,388
4.36%, 03/01/2020	280,137	310,964
5.50%, 03/01/2020	39,243	41,251
6.00%, 03/01/2020	16,866	17,894
4.00%, 04/01/2020	19,317	20,019
4.35%, 04/01/2020	1,491,676	1,659,631
4.38%, 04/01/2020	2,017,105	2,254,320
2.01%, 06/01/2020	9,288,000	9,296,516
5.50%, 06/01/2020	63,279	67,310
5.50%, 06/01/2020	284,007	298,539
3.74%, 07/01/2020	575,321	625,967
3.93%, 07/01/2020	1,489,945	1,634,195
3.95%, 07/01/2020	715,361	788,189
3.95%, 07/01/2020	826,000	913,138
4.07%, 07/01/2020	3,173,209	3,496,638
4.13%, 07/01/2020	699,671	773,230
5.50%, 07/01/2020	67,862	71,334
3.74%, 08/01/2020	1,287,563	1,403,273
3.89%, 08/01/2020	1,235,048	1,353,581
3.96%, 08/01/2020	994,706	1,093,591
4.30%, 08/01/2020	481,263	534,461

6.50%, 08/01/2020	8,743	9,343
3.43%, 09/01/2020	959,362	1,030,731
3.50%, 09/01/2020	814,940	883,599
3.51%, 09/01/2020	2,864,479	3,083,923
3.60%, 09/01/2020	192,786	208,751
3.68%, 09/01/2020	361,855	393,162
3.85%, 09/01/2020	1,734,974	1,899,553
0.67%, 10/01/2020	1,986,814	1,988,869
3.29%, 10/01/2020	807,209	863,086
3.36%, 10/01/2020	826,000	885,344
3.50%, 10/01/2020	1,158,310	1,249,006
3.54%, 10/01/2020	991,000	1,069,265
3.54%, 10/01/2020	480,010	516,452
3.59%, 10/01/2020	1,528,671	1,654,992
3.92%, 10/01/2020	702,831	772,133
3.23%, 11/01/2020	595,007	634,625
3.27%, 11/01/2020	790,979	847,049
3.35%, 11/01/2020	652,179	699,050
0.79%, 12/01/2020	1,640,000	1,639,371
2.00%, 12/01/2020	1,548,000	1,554,530
3.48%, 12/01/2020	877,000	945,697
3.52%, 12/01/2020	954,649	1,029,977
3.70%, 12/01/2020	383,711	417,044
3.83%, 12/01/2020	914,595	1,002,382
3.56%, 01/01/2021	2,238,598	2,426,140
3.77%, 01/01/2021	1,206,736	1,323,414
3.87%, 01/01/2021	1,176,000	1,292,135
3.93%, 01/01/2021	406,423	447,760
4.05%, 01/01/2021	482,000	532,991
4.30%, 01/01/2021	825,631	924,693
4.38%, 01/01/2021	2,435,947	2,730,170
4.45%, 01/01/2021	428,989	482,787
4.64%, 01/01/2021	1,277,647	1,449,207
4.33%, 02/01/2021	501,815	562,825
4.16%, 03/01/2021	1,746,806	1,948,938
6.00%, 03/01/2021	65,090	70,206
8.00%, 03/01/2021	92	94
4.25%, 04/01/2021	784,000	876,805
4.25%, 04/01/2021	1,032,000	1,160,064
4.30%, 04/01/2021	302,113	339,057
4.33%, 04/01/2021	734,256	825,577
6.00%, 04/01/2021	24,650	26,396
6.00%, 04/01/2021	226,140	236,057
4.36%, 05/01/2021	1,530,925	1,724,341
4.39%, 05/01/2021	770,271	867,360
3.97%, 06/01/2021	640,565	705,274
4.02%, 06/01/2021	691,000	765,051
4.10%, 06/01/2021	690,926	770,173
4.19%, 06/01/2021	554,179	619,547
4.24%, 06/01/2021	1,731,291	1,940,581
4.27%, 06/01/2021	868,236	964,658
4.34%, 06/01/2021	1,858,000	2,088,629
4.48%, 06/01/2021	929,000	1,056,529
3.86%, 07/01/2021	974,995	1,066,042
3.89%, 07/01/2021	913,000	1,004,087
3.94%, 07/01/2021	1,032,000	1,135,553

3.99%, 07/01/2021	543,696	600,222
4.06%, 07/01/2021	998,000	1,109,924
4.26%, 07/01/2021	2,252,000	2,532,631
4.32%, 07/01/2021	980,814	1,102,684
6.00%, 07/01/2021	12,947	13,764
4.05%, 08/01/2021	183,575	204,394
4.13%, 08/01/2021	793,600	884,013
4.50%, 08/01/2021	2,838,000	3,222,001
6.00%, 08/01/2021	195,936	207,403
3.77%, 09/01/2021	2,776,000	3,050,063
3.78%, 09/01/2021	742,078	812,466
3.85%, 09/01/2021	878,120	964,961
3.88%, 09/01/2021	1,755,440	1,930,531
3.89%, 09/01/2021	1,445,000	1,603,047
3.92%, 09/01/2021	667,143	735,867
3.31%, 10/01/2021	1,715,352	1,833,382
3.40%, 10/01/2021	356,349	382,649
3.59%, 10/01/2021	1,032,000	1,128,695
4.07%, 10/01/2021	1,820,650	2,031,718
0.55%, 11/01/2021	609,000	609,688
3.43%, 11/01/2021	1,010,294	1,086,907
5.00%, 11/01/2021	292,203	310,610
3.03%, 12/01/2021	973,912	1,025,814
3.31%, 12/01/2021	392,225	419,428
3.42%, 12/01/2021	5,175,654	5,582,706
3.83%, 12/01/2021	1,548,000	1,689,497
6.00%, 12/01/2021	74,267	79,626
2.97%, 01/01/2022	780,450	819,179
3.03%, 01/01/2022	908,488	956,406
3.09%, 01/01/2022	1,363,464	1,440,651
3.12%, 01/01/2022	1,238,000	1,310,226
3.20%, 01/01/2022	826,000	878,085
2.99%, 02/01/2022	292,562	307,440
3.06%, 02/01/2022	863,000	909,757
3.09%, 02/01/2022	1,121,576	1,185,161
3.14%, 02/01/2022	2,064,000	2,184,938
3.14%, 02/01/2022	488,670	516,576
0.77%, 03/01/2022	722,000	723,050
0.97%, 03/01/2022	970,191	969,779
2.75%, 03/01/2022	979,053	1,020,022
2.97%, 03/01/2022	619,000	648,959
2.97%, 03/01/2022	543,433	570,443
3.08%, 03/01/2022	429,471	453,604
3.14%, 03/01/2022	303,993	322,175
3.21%, 03/01/2022	310,000	329,564
2.70%, 04/01/2022	1,676,423	1,733,701
3.08%, 04/01/2022	1,002,842	1,058,298
3.73%, 04/01/2022	2,464,374	2,693,298
6.50%, 04/01/2022	51,180	55,700
2.74%, 05/01/2022	1,168,794	1,211,073
2.77%, 05/01/2022	1,651,000	1,713,642
2.86%, 05/01/2022	1,474,708	1,538,624
2.90%, 05/01/2022	983,406	1,028,109
2.94%, 05/01/2022	1,081,080	1,132,849
3.02%, 05/01/2022	681,209	717,155
3.10%, 05/01/2022	799,857	845,958

3.12%, 05/01/2022	984,434	1,042,350
3.32%, 05/01/2022	2,397,976	2,565,910
6.50%, 05/01/2022	10,350	11,883
2.60%, 06/01/2022	877,203	901,654
2.76%, 06/01/2022	1,605,000	1,657,200
2.67%, 07/01/2022	1,225,856	1,264,523
2.67%, 07/01/2022	624,000	642,446
2.69%, 07/01/2022	1,028,836	1,068,976
2.71%, 07/01/2022	1,000,000	1,033,967
2.82%, 07/01/2022	1,125,881	1,171,800
2.98%, 07/01/2022	2,270,000	2,384,154
2.65%, 08/01/2022	1,032,000	1,057,265
0.61%, 09/01/2022	1,238,000	1,245,497
2.47%, 09/01/2022	393,561	399,618
4.03%, 09/01/2022	1,233,241	1,373,206
0.60%, 10/01/2022	1,469,150	1,470,578
2.39%, 10/01/2022	670,451	679,714
2.52%, 10/01/2022	1,005,228	1,023,541
2.57%, 10/01/2022	619,000	632,131
2.64%, 10/01/2022	684,000	701,171
2.37%, 11/01/2022	1,032,000	1,044,526
2.37%, 11/01/2022	494,083	500,044
2.38%, 11/01/2022	892,991	904,208
2.41%, 11/01/2022	618,982	625,594
2.44%, 11/01/2022	851,336	862,103
2.45%, 11/01/2022	1,401,000	1,420,091
2.47%, 11/01/2022	516,000	521,452
2.55%, 11/01/2022	413,109	421,190
2.55%, 11/01/2022	1,293,251	1,318,551
7.50%, 11/01/2022	3,025	3,304
2.24%, 12/01/2022	667,938	673,062
2.28%, 12/01/2022	1,060,374	1,066,660
2.32%, 12/01/2022	394,961	398,409
2.34%, 12/01/2022	2,437,721	2,461,045
2.38%, 12/01/2022	513,621	520,041
2.39%, 12/01/2022	1,091,929	1,106,058
2.40%, 12/01/2022	1,632,000	1,645,786
2.42%, 12/01/2022	1,210,968	1,224,376
2.66%, 12/01/2022	1,500,000	1,542,587
6.50%, 12/01/2022	47,890	54,982
0.51%, 01/01/2023	1,527,000	1,526,463
0.52%, 01/01/2023	4,494,481	4,492,900
0.53%, 01/01/2023	2,379,500	2,399,516
0.56%, 01/01/2023	798,736	805,130
2.15%, 01/01/2023	504,636	505,432
2.33%, 01/01/2023	1,770,322	1,786,201
2.34%, 01/01/2023	1,415,005	1,428,473
2.37%, 01/01/2023	1,140,005	1,153,047
2.40%, 01/01/2023	1,530,373	1,544,798
2.44%, 01/01/2023	1,020,090	1,032,232
2.45%, 01/01/2023	755,241	764,655
2.51%, 01/01/2023	949,000	958,455
2.60%, 01/01/2023	796,727	814,535
5.50%, 01/01/2023	3,981,944	4,480,767
0.55%, 02/01/2023	1,135,000	1,134,422
2.40%, 02/01/2023	1,465,000	1,478,467

2.45%, 02/01/2023	1,290,000	1,301,771
6.00%, 02/01/2023	510,474	564,240
2.49%, 03/01/2023	826,000	840,740
2.50%, 04/01/2023	1,445,000	1,472,272
2.64%, 04/01/2023	363,805	372,466
2.70%, 04/01/2023	650,958	671,053
2.52%, 05/01/2023	3,302,000	3,345,449
2.54%, 05/01/2023	310,000	315,418
5.00%, 05/01/2023	45,522	49,384
2.42%, 06/01/2023	930,521	938,933
2.66%, 06/01/2023	701,328	718,807
2.76%, 06/01/2023	1,954,029	2,028,032
2.77%, 06/01/2023	929,000	959,127
2.64%, 07/01/2023	413,000	422,875
3.67%, 07/01/2023	4,850,000	5,331,795
3.74%, 07/01/2023	568,000	625,030
5.50%, 07/01/2023	40,740	45,844
3.59%, 08/01/2023	1,135,000	1,235,743
4.18%, 09/01/2023	1,440,069	1,632,523
3.76%, 10/01/2023	994,582	1,099,019
5.00%, 11/01/2023	95,836	106,441
0.64%, 12/01/2023	3,000,000	3,020,857
3.38%, 12/01/2023	2,500,000	2,679,859
3.50%, 12/01/2023	2,234,000	2,413,777
3.45%, 01/01/2024	1,800,000	1,938,612
6.00%, 01/01/2024	139,290	154,874
6.00%, 01/01/2024	394,007	436,912
7.00%, 01/01/2024	817	930
6.50%, 02/01/2024	208,687	231,792
10.00%, 02/01/2024	952	971
6.00%, 04/01/2024	26,651	30,353
0.54%, 05/01/2024	1,968,037	1,968,727
3.32%, 05/01/2024	2,500,000	2,659,059
8.00%, 05/01/2024	1,036	1,197
6.00%, 07/01/2024	93,637	104,329
6.50%, 07/01/2024	97,101	111,481
8.50%, 07/01/2024	2,177	2,583
5.00%, 08/01/2024	146,005	159,458
0.65%, 09/01/2024	3,842,756	3,843,295
7.50%, 10/01/2024	1,033	1,197
0.54%, 12/01/2024	5,000,000	4,998,886
2.90%, 12/01/2024	2,000,000	2,072,254
2.92%, 12/01/2024	1,000,000	1,037,955
3.11%, 12/01/2024	2,500,000	2,631,927
3.16%, 12/01/2024	2,996,488	3,153,101
2.93%, 01/01/2025	2,000,000	2,076,753
2.99%, 01/01/2025	1,580,000	1,647,739
3.64%, 01/01/2025	577,858	630,910
0.55%, 03/01/2025	4,000,000	3,999,572
2.70%, 04/01/2025	5,000,000	5,108,023
6.50%, 04/01/2025	15,035	17,262
8.50%, 05/01/2025	87	88
5.50%, 07/01/2025	160,342	180,429
5.00%, 10/01/2025	42,205	46,879
9.00%, 12/01/2025	293	298
3.50%, 01/01/2026	829,796	888,631

6.00%, 03/01/2026	39,097	44,527
7.00%, 04/01/2026	6,967	7,451
9.00%, 04/01/2026	134	134
6.00%, 05/01/2026	85,507	97,382
6.00%, 07/01/2026	91,285	103,963
3.29%, 08/01/2026	1,500,000	1,595,689
3.29%, 08/01/2026	3,000,000	3,191,370
4.55%, 08/01/2026	1,105,546	1,254,551
4.76%, 08/01/2026	1,079,832	1,269,377
4.77%, 08/01/2026	686,931	807,750
6.50%, 08/01/2026	148,702	173,650
3.25%, 09/01/2026	1,500,000	1,591,903
3.24%, 10/01/2026	1,986,431	2,105,670
3.12%, 11/01/2026	1,000,000	1,048,610
3.29%, 11/01/2026	2,000,000	2,128,175
3.14%, 12/01/2026	1,991,314	2,093,991
3.24%, 12/01/2026	1,500,000	1,593,372
3.26%, 12/01/2026	1,000,000	1,062,314
4.66%, 12/01/2026	1,173,955	1,353,219
3.12%, 02/01/2027	1,500,000	1,579,477
3.34%, 02/01/2027	1,500,000	1,604,070
3.50%, 03/01/2027	4,958,871	5,268,679
8.00%, 03/01/2027	8,678	9,987
3.00%, 04/01/2027	1,333,117	1,400,020
3.00%, 04/15/2027 (d)	12,500,000	13,103,515
0.00%, 04/25/2027	8,000,000	8,045,000
3.03%, 04/25/2027	1,500,000	1,525,313
3.00%, 05/01/2027	7,903,987	8,300,815
8.00%, 06/01/2027	10,669	12,373
3.50%, 07/01/2027	5,969,549	6,371,152
6.00%, 07/01/2027	112,867	128,543
2.50%, 09/01/2027	956,379	984,714
2.62%, 09/01/2027	13,203	14,097
6.00%, 09/01/2027	333,607	379,940
7.00%, 09/01/2027	1,643	1,913
6.00%, 11/01/2027	50,913	57,984
2.50%, 12/01/2027	2,317,341	2,385,999
6.00%, 12/01/2027	161,006	183,367
6.00%, 01/01/2028	233,921	268,386
2.50%, 03/01/2028	7,607,197	7,828,067
2.50%, 04/01/2028	9,022,400	9,284,533
2.50%, 04/15/2028 (d)	27,000,000	27,729,842
5.00%, 05/01/2028	56,824	63,112
8.00%, 06/01/2028	6,273	7,184
9.50%, 07/01/2028	1,768	1,961
3.00%, 08/01/2028	3,101,753	3,255,276
3.00%, 09/01/2028	4,423,375	4,652,714
8.00%, 09/01/2028	16,184	19,337
2.50%, 10/01/2028	983,814	1,012,015
6.00%, 10/01/2028	200,480	228,382
8.00%, 11/01/2028	54,326	65,975
3.00%, 12/01/2028	1,860,209	1,952,282
6.00%, 12/01/2028	5,125	5,841
6.00%, 01/01/2029	9,594	11,049
7.00%, 01/01/2029	10,025	11,252
3.69%, 03/01/2029	8,598	9,160

6.50%, 03/01/2029	28,778	34,016
4.50%, 08/01/2029	452,539	493,286
4.50%, 09/01/2029	507,252	552,881
6.00%, 09/01/2029	139,740	159,227
3.63%, 10/01/2029	1,496,976	1,629,038
6.50%, 11/01/2029	1,186,075	1,390,546
3.55%, 02/01/2030	1,500,000	1,627,439
8.50%, 02/01/2030	1,730	1,782
3.03%, 04/25/2030	3,500,000	3,519,141
2.94%, 05/25/2030	2,500,000	2,528,125
2.96%, 05/25/2030	2,000,000	2,033,750
9.00%, 12/01/2030	1,765	1,797
5.00%, 04/01/2031	247,735	282,474
6.50%, 08/01/2031	29,815	35,787
4.00%, 11/01/2031	11,483,217	12,396,885
6.50%, 02/01/2032	116,187	133,890
7.00%, 06/01/2032	6,036	6,510
3.50%, 07/01/2032	230,971	244,296
3.50%, 08/01/2032	1,794,870	1,897,956
7.00%, 08/01/2032	2,845	3,059
5.50%, 11/01/2032	89,783	103,941
3.50%, 12/01/2032	649,010	689,521
5.00%, 12/01/2032	7,253	7,845
6.00%, 12/01/2032	321,354	370,599
6.00%, 12/01/2032	40,610	47,076
3.50%, 02/01/2033	1,116,952	1,187,208
5.50%, 02/01/2033	6,051	6,857
7.00%, 02/01/2033	2,534	2,825
5.50%, 03/01/2033	177,549	203,458
6.00%, 03/01/2033	12,053	13,861
6.00%, 03/01/2033	12,773	14,629
6.00%, 03/01/2033	8,183	9,371
6.00%, 03/01/2033	4,835	5,530
6.00%, 03/01/2033	4,558	5,219
5.50%, 04/01/2033	130,708	148,023
6.00%, 05/01/2033	41,420	48,116
3.50%, 06/01/2033	376,668	400,374
5.00%, 06/01/2033	35,113	39,520
7.00%, 06/01/2033	208,532	251,917
5.00%, 07/01/2033	49,915	56,184
5.00%, 07/01/2033	35,066	39,270
5.50%, 07/01/2033	34,721	39,331
2.08%, 08/01/2033	73,590	78,100
6.00%, 08/01/2033	18,370	21,335
1.79%, 09/01/2033	80,177	84,070
2.44%, 09/01/2033	34,899	37,296
5.50%, 09/01/2033	521,186	587,808
6.00%, 09/01/2033	17,355	19,242
6.00%, 09/01/2033	30,403	35,311
2.15%, 11/01/2033	73,337	77,865
4.50%, 11/01/2033	46,389	50,822
5.00%, 11/01/2033	8,110,062	9,056,935
5.00%, 11/01/2033	111,389	124,361
5.00%, 11/01/2033	12,665	14,144
5.50%, 11/01/2033	8,044	9,164
4.00%, 12/01/2033	120,468	129,324

5.50%, 12/01/2033	170,074	195,514
1.91%, 01/01/2034	3,703	3,721
2.25%, 01/01/2034	24,717	26,298
5.50%, 01/01/2034	16,292	18,716
5.50%, 03/01/2034	19,310	22,184
2.14%, 04/01/2034	18,987	19,422
5.00%, 04/01/2034	235,243	266,554
5.50%, 04/01/2034	2,325,812	2,633,898
5.00%, 05/01/2034	69,956	79,016
2.42%, 06/01/2034	102,979	109,290
2.17%, 07/01/2034	10,587	11,349
1.57%, 08/01/2034	54,677	56,706
2.14%, 08/01/2034	39,580	42,081
2.44%, 08/01/2034	21,215	22,609
2.09%, 09/01/2034	11,974	12,704
4.50%, 09/01/2034	62,781	68,749
5.50%, 09/01/2034	47,769	54,120
1.99%, 10/01/2034	44,489	47,123
2.51%, 10/01/2034	82,476	88,444
5.50%, 10/01/2034	59,015	63,168
2.11%, 11/01/2034	39,759	42,574
2.12%, 11/01/2034	27,698	29,643
3.57%, 11/01/2034	1,489,044	1,630,742
3.61%, 11/01/2034	1,492,071	1,634,399
6.00%, 11/01/2034	12,438	14,286
5.00%, 12/01/2034	65,587	73,274
1.90%, 01/01/2035	673,783	710,541
2.12%, 01/01/2035	30,247	32,059
5.00%, 01/01/2035	57,062	64,555
7.50%, 01/01/2035	93,845	117,405
1.91%, 02/01/2035	51,601	54,297
5.00%, 02/01/2035	7,594,523	8,481,374
5.00%, 02/01/2035	7,596,767	8,485,020
5.50%, 02/01/2035	166,830	188,653
2.18%, 03/01/2035	110,903	118,326
7.50%, 03/01/2035	94,023	118,117
2.35%, 04/01/2035	113,253	120,967
6.00%, 04/01/2035	228,733	262,746
3.45%, 04/25/2035	2,000,000	2,073,125
1.81%, 05/01/2035	69,033	73,032
2.22%, 05/01/2035	14,237	15,094
5.00%, 06/01/2035	1,411,804	1,577,372
2.16%, 07/01/2035	101,824	109,049
5.00%, 07/01/2035	6,595,586	7,369,751
5.00%, 07/01/2035	51,302	57,062
5.00%, 07/01/2035	7,596,975	8,488,281
1.89%, 08/01/2035	17,982	19,070
2.14%, 09/01/2035	55,425	59,273
5.00%, 09/01/2035	122,995	139,418
2.60%, 10/01/2035	105,970	114,033
5.00%, 10/01/2035	749,404	833,718
5.00%, 11/01/2035	291,902	324,790
5.50%, 12/01/2035	199,924	218,749
2.14%, 01/01/2036	233,743	246,609
2.36%, 01/01/2036	118,203	126,253
2.88%, 01/01/2036	7,296	7,443

5.00%, 01/01/2036	139,095	154,647
6.50%, 01/01/2036	677,566	792,252
2.84%, 02/01/2036	56,204	60,101
5.00%, 02/01/2036	109,093	121,383
6.00%, 02/01/2036	13,287	15,043
7.00%, 02/01/2036	61,702	71,472
2.88%, 03/01/2036	1,395,594	1,491,787
7.00%, 03/01/2036	3,820	4,433
5.50%, 04/01/2036	200,032	225,147
6.50%, 04/01/2036	6,199	7,012
2.37%, 05/01/2036	48,324	52,174
5.50%, 05/01/2036	168,483	190,092
5.50%, 05/01/2036	249,166	281,277
2.25%, 06/01/2036	65,054	69,325
2.35%, 06/01/2036	342,721	370,824
2.44%, 06/01/2036	90,905	97,985
2.52%, 07/01/2036	149,121	158,762
6.50%, 07/01/2036	19,552	22,447
2.24%, 08/01/2036	82,271	87,612
2.24%, 08/01/2036	298,354	318,355
2.63%, 08/01/2036	41,604	43,746
6.25%, 08/01/2036	153,636	166,228
6.50%, 08/01/2036	395,063	465,049
1.80%, 09/01/2036	425,117	456,211
1.98%, 09/01/2036	84,015	88,514
2.14%, 09/01/2036	100,535	107,155
2.28%, 09/01/2036	276,518	294,724
2.45%, 09/01/2036	106,445	114,254
6.00%, 09/01/2036	949,480	1,086,208
2.16%, 10/01/2036	180,568	193,147
2.58%, 10/01/2036	483,651	520,905
2.58%, 10/01/2036	197,819	213,264
6.50%, 10/01/2036	117,511	136,667
2.46%, 11/01/2036	131,942	140,776
2.67%, 11/01/2036	146,300	156,132
5.50%, 11/01/2036	71,041	80,036
6.00%, 11/01/2036	129,081	147,486
2.41%, 12/01/2036	404,643	432,586
2.55%, 12/01/2036	194,370	208,002
7.00%, 12/01/2036	11,359	13,451
1.82%, 01/01/2037	124,816	131,445
2.42%, 01/01/2037	63,831	68,796
6.50%, 01/01/2037	302,533	372,038
7.50%, 01/01/2037	15,560	17,164
1.81%, 02/01/2037	157,275	165,597
2.41%, 02/01/2037	198,882	211,642
5.50%, 03/01/2037	1,257,061	1,414,535
6.00%, 03/01/2037	331,401	373,323
7.00%, 03/01/2037	28,606	35,167
2.35%, 04/01/2037	358,872	385,637
5.50%, 04/01/2037	379,086	429,512
7.00%, 04/01/2037	201,711	236,138
7.00%, 04/01/2037	56,655	69,650
5.50%, 05/01/2037	789,234	888,102
6.50%, 05/01/2037	9,028	9,283
7.50%, 05/01/2037	95,223	117,085

1.71%, 07/01/2037	157,796	165,621
2.16%, 07/01/2037	17,430	18,203
2.25%, 07/01/2037	565,439	602,134
2.33%, 07/01/2037	154,951	165,927
5.00%, 07/01/2037	1,824,802	2,037,325
2.87%, 08/01/2037	354,218	379,824
6.00%, 08/01/2037	13,347	14,739
6.50%, 08/01/2037	94,810	113,817
6.50%, 08/01/2037	56,178	65,741
1.96%, 09/01/2037	61,391	66,071
2.28%, 09/01/2037	11,679	11,962
2.31%, 09/01/2037	127,536	137,563
2.50%, 09/01/2037	14,668	15,035
5.99%, 09/01/2037	47,030	50,453
6.00%, 09/01/2037	197,234	226,748
7.00%, 09/01/2037	122,719	133,048
6.50%, 10/01/2037	217,949	253,613
7.50%, 10/01/2037	3,163	3,327
7.50%, 10/01/2037	421,633	503,765
1.98%, 11/01/2037	334,897	355,117
2.26%, 11/01/2037	120,084	128,626
7.50%, 11/01/2037	152,939	185,023
8.00%, 11/01/2037	24,663	27,505
2.37%, 12/01/2037	612,393	657,264
2.41%, 01/01/2038	88,757	95,144
5.50%, 01/01/2038	426,361	482,965
7.00%, 01/01/2038	30,949	33,797
8.00%, 01/01/2038	8,337	9,465
6.00%, 04/01/2038	57,292	65,684
5.50%, 05/01/2038	89,891	98,339
6.00%, 05/01/2038	731,980	835,200
5.50%, 06/01/2038	416,126	468,261
5.50%, 06/01/2038	3,380,511	3,803,992
5.50%, 09/01/2038	2,200,913	2,484,311
7.00%, 09/01/2038	112,705	137,421
6.50%, 10/01/2038	963,857	1,119,915
6.50%, 10/01/2038	251,604	294,599
7.00%, 10/01/2038	198,235	239,131
6.00%, 11/01/2038	132,476	153,537
7.00%, 11/01/2038	144,678	161,005
7.50%, 11/01/2038	99,190	117,843
7.00%, 12/01/2038	403,590	452,069
5.00%, 01/01/2039	6,708,958	7,451,357
7.00%, 01/01/2039	647,333	770,607
7.50%, 04/01/2039	382,630	496,592
5.50%, 06/01/2039	52,953	58,010
5.00%, 09/01/2039	378,627	422,538
5.50%, 09/01/2039	144,591	162,884
4.50%, 11/01/2039	70,208	76,748
5.50%, 12/01/2039	186,019	209,479
6.00%, 12/01/2039	3,896,137	4,449,703
4.00%, 07/01/2040	11,952,226	12,788,989
4.00%, 08/01/2040	462,045	495,221
4.50%, 08/01/2040	12,523,080	13,709,181
4.50%, 08/01/2040	10,048,305	10,993,829
5.00%, 08/01/2040	885,769	995,596

5.00%, 08/01/2040	1,907,394	2,134,691
4.00%, 09/01/2040	3,214,444	3,445,607
6.00%, 10/01/2040	4,868,109	5,556,217
4.00%, 11/01/2040	2,371,620	2,542,686
3.50%, 12/01/2040	235,658	247,995
4.00%, 12/01/2040	3,055,537	3,276,936
4.00%, 12/01/2040	496,145	531,943
4.50%, 12/01/2040	3,638,582	3,987,491
4.50%, 12/01/2040	14,492,177	15,853,273
4.00%, 01/01/2041	3,499,602	3,752,994
4.00%, 01/01/2041	2,640,034	2,830,871
4.00%, 01/01/2041	626,558	671,482
4.00%, 01/01/2041	3,986,713	4,274,262
4.00%, 01/01/2041	1,214,593	1,302,607
4.00%, 01/01/2041	2,462,533	2,640,306
4.00%, 01/01/2041	1,217,280	1,304,899
3.50%, 02/01/2041	19,629,721	20,657,903
4.00%, 02/01/2041	2,410,907	2,584,860
4.00%, 02/01/2041	145,294	155,337
4.50%, 03/01/2041	2,768,120	3,029,274
4.50%, 04/01/2041	2,581,742	2,829,044
3.50%, 04/15/2041 (d)	52,000,000	54,616,250
5.00%, 04/15/2041 (d)	6,000,000	6,671,719
5.50%, 04/15/2041 (d)	13,000,000	14,647,344
4.50%, 05/01/2041	4,533,964	4,967,132
3.50%, 05/15/2041 (d)	81,000,000	84,869,649
4.00%, 05/15/2041 (d)	12,500,000	13,343,749
4.50%, 05/15/2041 (d)	12,000,000	13,058,442
4.00%, 09/01/2041	740,054	793,215
4.00%, 10/01/2041	2,363,418	2,533,953
4.00%, 10/01/2041	2,150,824	2,304,425
3.50%, 11/01/2041	845,482	889,530
3.50%, 11/01/2041	8,902,246	9,366,289
3.50%, 12/01/2041	1,083,540	1,139,790
4.00%, 12/01/2041	5,456,624	5,848,170
4.50%, 01/01/2042	6,543,539	7,161,273
3.50%, 02/01/2042	1,005,237	1,057,349
4.00%, 03/01/2042	359,375	377,145
3.00%, 05/01/2042	1,020,949	1,046,405
3.50%, 05/01/2042	16,012,971	16,843,567
3.50%, 06/01/2042	3,871,345	4,070,923
3.50%, 07/01/2042	2,285,643	2,404,272
3.50%, 07/01/2042	7,986,153	8,398,354
4.00%, 07/01/2042	828,844	904,168
4.00%, 07/01/2042	903,417	985,587
4.00%, 07/01/2042	1,533,245	1,672,272
4.00%, 07/01/2042	690,952	753,725
3.50%, 09/01/2042	1,740,848	1,843,708
3.50%, 10/01/2042	830,557	873,353
3.50%, 10/01/2042	1,467,287	1,543,897
3.00%, 11/01/2042	3,274,727	3,356,549
3.50%, 11/01/2042	13,433,934	14,129,137
3.50%, 11/01/2042	5,467,627	5,756,492
3.00%, 12/01/2042	2,134,855	2,188,194
3.00%, 12/01/2042	206,291	211,433
3.00%, 01/01/2043	2,532,644	2,591,232

3.00%, 01/01/2043	2,796,578	2,866,092
3.00%, 01/01/2043	2,954,420	3,027,837
3.00%, 01/01/2043	1,744,752	1,788,121
3.50%, 01/01/2043	1,348,537	1,428,407
3.50%, 01/01/2043	2,304,002	2,422,908
3.00%, 02/01/2043	1,414,528	1,447,191
3.50%, 02/01/2043	143,364	150,779
3.50%, 02/01/2043	140,897	148,209
3.50%, 03/01/2043	2,845,894	2,999,416
3.50%, 03/01/2043	939,894	995,550
3.00%, 04/01/2043	4,856,364	4,975,369
3.00%, 04/01/2043	2,222,670	2,277,105
3.50%, 04/01/2043	3,721,701	3,920,587
3.00%, 05/01/2043	224,921	230,308
3.00%, 05/01/2043	19,438,578	19,911,309
3.50%, 05/01/2043	179,981	190,140
3.50%, 05/01/2043	1,310,378	1,388,074
3.50%, 05/01/2043	3,406,597	3,608,254
3.50%, 05/01/2043	2,756,500	2,919,333
3.00%, 06/01/2043	149,538	153,162
3.00%, 06/01/2043	11,725,106	12,008,187
3.00%, 06/01/2043	195,426	200,162
3.00%, 06/01/2043	950,674	973,536
3.00%, 06/01/2043	1,386,496	1,420,245
3.00%, 06/01/2043	416,664	426,386
3.50%, 06/01/2043	3,065,261	3,246,613
3.00%, 07/01/2043	588,465	602,678
3.00%, 07/01/2043	746,616	764,536
3.00%, 07/01/2043	1,807,239	1,850,652
3.00%, 07/01/2043	801,656	820,360
3.00%, 07/01/2043	5,602,875	5,737,546
3.00%, 07/01/2043	182,084	186,417
3.00%, 07/01/2043	2,491,007	2,550,676
3.00%, 07/01/2043	162,670	166,559
3.00%, 07/01/2043	143,138	146,589
3.50%, 07/01/2043	17,288,949	18,223,554
4.00%, 07/01/2043	1,837,963	2,004,471
3.00%, 08/01/2043	1,670,451	1,712,141
3.00%, 08/01/2043	2,904,879	2,974,290
3.00%, 08/01/2043	2,479,306	2,538,633
3.00%, 08/01/2043	6,550,714	6,714,470
3.00%, 08/01/2043	5,637,687	5,772,578
3.00%, 09/01/2043	3,035,112	3,107,070
3.00%, 09/01/2043	129,225	132,266
3.00%, 09/01/2043	4,238,509	4,339,470
3.00%, 09/01/2043	189,346	193,808
5.00%, 09/01/2043	3,908,668	4,341,193
3.00%, 10/01/2043	118,942	121,717
3.00%, 10/01/2043	157,027	160,749
3.00%, 10/01/2043	177,793	182,135
4.00%, 11/01/2043	11,797,574	12,613,026
4.00%, 12/01/2043	4,876,693	5,250,385
4.00%, 12/01/2043	487,055	520,720
3.00%, 04/01/2045	13,000,000	13,317,003
6.00%, 11/01/2048	78,089	86,514
Fannie Mae REMIC Trust 2003-W1

5.82%, 12/25/2042	185,839	209,225
6.52%, 12/25/2042	47,235	55,305
Fannie Mae REMIC Trust 2003-W4
6.36%, 10/25/2042	30,737	35,970
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	807,009
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	147,277	174,415
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	11,205	11,244
5.50%, 07/25/2034	109,076	111,368
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	274,279	324,669
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	301,886	340,113
Fannie Mae REMIC Trust 2007-W1
6.32%, 08/25/2047	43,363	49,357
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	104,890	117,288
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	89,274	81,134
Fannie Mae REMIC Trust 2007-W7
38.14%, 07/25/2037	75,468	123,660
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,529,146	1,759,505
Fannie Mae REMICS
6.50%, 11/25/2015	4,273	4,323
6.00%, 03/25/2016	18	18
0.64%, 10/25/2016 IO	685,064	4,813
6.00%, 12/25/2016	70,774	72,927
6.00%, 12/25/2016	382	392
6.00%, 12/25/2016	18,855	19,356
6.00%, 12/25/2016	13,077	13,474
6.00%, 02/25/2017	21,289	22,007
6.00%, 02/25/2017	42,743	43,826
0.67%, 03/25/2017	1,425	1,430
6.00%, 03/25/2017	21,710	22,195
6.00%, 03/25/2017	8,326	8,542
6.00%, 04/25/2017	42,593	44,189
6.00%, 04/25/2017	48,020	49,307
6.00%, 04/25/2017	7,404	7,600
18.90%, 05/25/2017	22,326	25,865
6.00%, 06/25/2017	80,943	82,931
5.50%, 09/25/2017	44,906	46,253
5.00%, 10/25/2017	11,089	11,508
5.00%, 05/25/2018	35,214	36,811
4.75%, 09/25/2018	172,588	180,214
4.00%, 04/25/2019	40,300	41,999
8.00%, 07/25/2019	10,170	11,057
8.00%, 10/25/2019	3,187	3,478
4.00%, 11/25/2019	46,304	48,275
8.50%, 11/25/2019	1,750	1,940
9.00%, 11/25/2019	1,434	1,588
9.40%, 11/25/2019	1,439	1,598
7.50%, 12/25/2019	3,442	3,740
8.50%, 01/25/2020	364	405

8.80%, 01/25/2020	947	1,054
7.00%, 05/25/2020	482	525
5.50%, 06/25/2020	442	473
9.50%, 06/25/2020	653	731
7.00%, 07/25/2020	3,704	4,039
5.50%, 08/25/2020	498	531
6.50%, 08/25/2020	4,408	4,734
505.00%, 08/25/2020	9	59
1118.04%, 08/25/2020 IO	9	107
6.50%, 09/25/2020	2,165	2,321
7.00%, 09/25/2020	735	806
9.00%, 10/25/2020	3,141	3,525
21.34%, 11/25/2020	449	659
652.15%, 12/25/2020 IO	22	168
7.00%, 01/25/2021	965	1,062
908.50%, 02/25/2021 IO	1	11
5.00%, 03/25/2021	899	960
7.00%, 03/25/2021	33,269	36,365
5.00%, 05/25/2021	164,098	165,537
17.37%, 05/25/2021	721	920
8.50%, 06/25/2021	839	952
8.75%, 06/25/2021	3,687	4,165
1063.00%, 06/25/2021	35	512
6.50%, 07/25/2021	1,758	1,906
6.50%, 09/25/2021	188,809	209,708
14.93%, 09/25/2021	2,407	2,921
8.75%, 10/25/2021	6,454	7,165
24.86%, 12/25/2021	1,046	1,498
6.00%, 02/25/2022	184,672	203,230
6.50%, 02/25/2022	27,032	30,073
0.00%, 03/25/2022 PO	73,476	72,626
7.50%, 06/25/2022	162	182
7.00%, 07/25/2022	2,570	2,831
7.50%, 07/25/2022	29,733	33,057
8.00%, 07/25/2022	37,910	40,212
8.00%, 07/25/2022	27,706	31,268
1184.78%, 07/25/2022 IO	11	162
6.00%, 08/25/2022	5,389	5,831
6.00%, 08/25/2022	17,068	17,642
6.50%, 08/25/2022	6,536	7,124
0.19%, 09/25/2022	2,707	2,705
5.50%, 09/25/2022	4,500	4,858
6.00%, 09/25/2022	216,519	239,330
7.50%, 09/25/2022	29,422	32,359
7.75%, 09/25/2022	12,189	13,755
8.00%, 09/25/2022	35,721	40,289
0.00%, 10/25/2022 PO	3,462	3,403
1.40%, 10/25/2022	2,518	2,557
7.00%, 10/25/2022	5,369	6,128
7.50%, 10/25/2022	17,399	19,989
7.90%, 01/25/2023	18,048	20,608
6.50%, 02/25/2023	7,015	7,869
7.00%, 02/25/2023	72,481	81,346
15.50%, 02/25/2023	3,045	4,272
5.50%, 03/25/2023	378,878	415,409
6.50%, 03/25/2023	5,349	5,945

7.00%, 03/25/2023	47,881	53,623
7.50%, 03/25/2023	16,310	18,327
7.70%, 03/25/2023	7,844	8,975
0.00%, 04/25/2023 PO	2,347	2,297
5.50%, 04/25/2023	686,924	753,252
5.50%, 04/25/2023	21,074	23,209
6.00%, 04/25/2023	12,359	14,070
7.00%, 04/25/2023	17,036	19,090
17.82%, 04/25/2023 IO	13,623	3,977
18.90%, 04/25/2023	8,174	11,955
5.50%, 05/25/2023	158,405	173,048
7.00%, 05/25/2023	179,859	203,054
5.00%, 06/25/2023	187,730	198,798
6.33%, 06/25/2023 IO	126,946	13,060
7.48%, 06/25/2023 IO	114,135	7,884
4.50%, 07/25/2023	281,796	300,843
5.00%, 07/25/2023	390,000	416,560
6.50%, 07/25/2023	4,456	4,983
6.79%, 07/25/2023	87,990	97,768
7.00%, 07/25/2023	87,157	96,399
7.00%, 07/25/2023	59,367	66,936
1.05%, 08/25/2023	11,130	11,362
6.88%, 08/25/2023	80,547	90,221
7.00%, 08/25/2023	145,710	162,838
7.88%, 08/25/2023 IO	12,145	1,242
8.64%, 08/25/2023 IO	73,145	16,961
0.00%, 09/25/2023 PO	2,547	2,506
0.00%, 09/25/2023 PO	6,733	6,587
0.82%, 09/25/2023	158,637	159,690
6.50%, 09/25/2023	7,432	8,382
12.50%, 09/25/2023	5,128	5,870
13.38%, 09/25/2023	4,131	5,411
0.72%, 10/25/2023	4,597	4,616
6.50%, 10/25/2023	121,442	139,459
6.50%, 10/25/2023	53,680	60,437
10.50%, 10/25/2023	2,420	3,070
22.89%, 10/25/2023	6,745	10,525
26.70%, 10/25/2023	3,629	6,119
0.00%, 11/25/2023 PO	793	780
6.50%, 11/25/2023	38,608	44,335
0.77%, 12/25/2023	3,111	3,157
1.17%, 12/25/2023	9,462	9,698
6.50%, 12/25/2023	10,763	12,100
7.00%, 12/25/2023	7,583	7,643
12.25%, 12/25/2023	4,403	5,753
23.89%, 12/25/2023	9,462	14,863
27.92%, 12/25/2023	11,631	20,074
5.00%, 02/25/2024 IO	213,771	17,986
5.00%, 03/25/2024 IO	202,594	12,190
5.00%, 03/25/2024 IO	95,299	6,654
6.50%, 03/25/2024	189,052	207,719
6.50%, 03/25/2024	38,754	44,503
7.00%, 04/25/2024	138,291	157,906
7.00%, 04/25/2024	284,839	320,579
5.50%, 07/25/2024	40,123	44,072
5.50%, 08/25/2024	350,572	386,216

5.00%, 11/25/2024	577,354	629,730
8.50%, 01/25/2025	6,956	8,070
8.80%, 01/25/2025	9,234	10,565
0.47%, 07/25/2025	124,767	125,161
5.50%, 08/25/2025	331,309	368,585
5.50%, 01/25/2026	226,268	249,654
32.38%, 10/25/2026	44,464	73,006
7.00%, 11/25/2026	68,199	76,567
1.84%, 03/25/2027 IO	15,140	594
1.84%, 03/25/2027 IO	51,710	2,125
7.50%, 04/18/2027	10,278	11,407
7.50%, 04/20/2027	16,097	18,852
6.50%, 04/25/2027	42,409	48,720
7.50%, 05/20/2027	64,369	75,413
0.57%, 05/25/2027	6,145,698	6,187,010
6.50%, 07/18/2027	3,556	4,084
7.00%, 12/18/2027 IO	17,690	2,758
6.00%, 07/18/2028	27,951	31,976
7.43%, 07/25/2028 IO	695,495	120,794
3.00%, 12/25/2028	1,237,521	1,235,387
6.00%, 12/25/2028	13,226	14,783
7.98%, 12/25/2028 IO	27,826	5,252
5.00%, 03/25/2029	640,549	701,521
5.50%, 04/18/2029	57,952	64,744
6.35%, 04/25/2029	13,194	14,775
7.50%, 12/18/2029	19,068	21,976
7.50%, 02/25/2030	102,794	118,627
8.93%, 07/25/2030 IO	37,322	9,773
8.50%, 01/25/2031 IO	4,497	966
7.00%, 03/25/2031	12,270	14,194
3.50%, 04/25/2031	1,084,000	1,172,389
6.00%, 07/25/2031 IO	69,984	10,905
7.00%, 07/25/2031	37,699	43,343
7.00%, 08/25/2031	73,289	84,782
6.50%, 09/25/2031	15,389	17,690
7.00%, 09/25/2031	87,442	101,130
7.00%, 09/25/2031	16,109	18,668
7.00%, 09/25/2031	20,415	23,272
13.85%, 09/25/2031	43,470	46,267
23.89%, 09/25/2031	53,664	94,442
6.50%, 10/25/2031	11,848	13,350
22.43%, 10/25/2031	34,674	53,008
6.00%, 11/25/2031	136,922	156,716
7.00%, 11/25/2031	128,616	146,693
15.15%, 11/25/2031	38,120	54,051
17.06%, 12/25/2031	4,787	6,160
0.00%, 01/25/2032 PO	5,734	5,348
24.62%, 02/25/2032	24,334	41,645
1.60%, 03/25/2032 IO	139,542	7,772
10.00%, 03/25/2032	2,147	2,766
0.00%, 04/25/2032 PO	4,076	3,790
6.00%, 04/25/2032	331,750	379,987
6.50%, 04/25/2032	61,584	69,610
6.50%, 05/25/2032	126,974	143,189
6.50%, 06/25/2032	46,381	53,435
6.50%, 07/25/2032 IO	249,915	50,985

6.50%, 08/25/2032	145,478	169,262
19.32%, 08/25/2032	146,468	179,621
0.97%, 11/25/2032	612,770	628,165
5.00%, 11/25/2032	30,517	33,225
6.00%, 11/25/2032	949,590	1,068,101
8.50%, 11/25/2032	40,008	49,047
0.00%, 12/25/2032 PO	29,190	27,321
5.50%, 12/25/2032	385,457	419,792
14.16%, 12/25/2032	23,964	31,822
0.00%, 01/25/2033 PO	78,762	78,499
6.50%, 02/25/2033	48,808	55,998
5.00%, 03/25/2033 IO	70,728	10,810
6.00%, 03/25/2033	66,000	72,473
4.00%, 04/25/2033	470,000	497,775
0.00%, 05/25/2033 PO	16,514	15,068
4.00%, 05/25/2033	35,210	37,860
6.00%, 05/25/2033	233,000	267,467
6.00%, 05/25/2033 IO	21,933	4,529
6.00%, 05/25/2033	96,447	110,667
6.00%, 05/25/2033	124,000	146,502
6.50%, 05/25/2033 IO	220,528	33,647
7.00%, 05/25/2033 IO	344,731	54,310
5.75%, 06/25/2033	136,721	155,521
6.93%, 06/25/2033 IO	190,746	23,623
13.85%, 06/25/2033	141,889	173,320
5.50%, 07/25/2033	177,420	181,707
13.32%, 07/25/2033	57,075	72,215
13.85%, 07/25/2033	57,738	67,608
0.00%, 08/25/2033 PO	17,883	17,487
5.50%, 08/25/2033	148,013	154,057
5.50%, 08/25/2033 IO	559,116	101,712
5.50%, 08/25/2033	278,268	314,702
7.24%, 08/25/2033	135,001	145,816
9.86%, 08/25/2033	13,075	16,004
17.63%, 08/25/2033	92,148	120,146
3.50%, 09/25/2033	1,500,000	1,592,283
12.21%, 09/25/2033	42,685	51,030
3.00%, 10/25/2033	908,000	912,844
5.50%, 10/25/2033	1,739,026	1,893,947
7.43%, 11/25/2033 IO	275,086	67,753
0.00%, 12/25/2033 PO	219,742	194,984
13.75%, 12/25/2033	78,462	91,502
0.92%, 01/25/2034	341,523	348,470
11.26%, 01/25/2034	20,856	25,149
12.91%, 01/25/2034	5,745	5,993
15.85%, 01/25/2034	36,878	48,351
5.50%, 02/25/2034	97,199	102,798
27.91%, 02/25/2034	112,348	146,986
0.00%, 03/25/2034 PO	285,831	280,646
0.57%, 03/25/2034	262,160	263,928
5.50%, 04/25/2034	414,125	463,094
6.00%, 04/25/2034	24,795	25,617
19.05%, 04/25/2034	172,900	252,331
0.57%, 05/25/2034	555,169	558,240
16.02%, 05/25/2034	41,620	54,601
19.05%, 05/25/2034	237,362	328,466

23.31%, 05/25/2034	51,399	72,166
5.50%, 07/25/2034	1,116,556	1,229,215
13.89%, 07/25/2034	38,290	50,694
0.42%, 08/25/2034	229,071	229,340
5.50%, 08/25/2034	816,282	856,405
19.32%, 11/25/2034	92,099	125,205
21.21%, 12/25/2034	7,101	8,440
24.47%, 01/25/2035	38,857	52,611
0.00%, 04/25/2035 PO	212,080	209,290
0.52%, 04/25/2035	257,133	257,782
16.57%, 05/25/2035	29,944	39,937
19.54%, 05/25/2035	330,429	452,880
19.65%, 05/25/2035	227,157	311,971
24.11%, 05/25/2035	75,852	110,943
5.00%, 06/25/2035	102,072	108,463
6.50%, 06/25/2035	5,828	6,185
24.63%, 06/25/2035	93,107	132,311
5.75%, 07/25/2035	2,538,305	2,854,923
6.54%, 07/25/2035 IO	187,023	35,772
16.94%, 07/25/2035	64,587	90,815
5.50%, 08/25/2035	1,198,160	1,273,459
5.50%, 08/25/2035	294,099	328,145
16.27%, 08/25/2035	94,789	128,682
16.44%, 08/25/2035	156,547	211,412
0.00%, 09/25/2035 PO	49,683	48,649
23.51%, 09/25/2035	37,997	57,886
0.00%, 10/25/2035 PO	62,048	57,940
5.75%, 10/25/2035	302,806	330,507
16.44%, 10/25/2035	113,095	146,283
5.50%, 11/25/2035	94,948	97,205
23.93%, 11/25/2035	585,754	893,962
5.50%, 12/25/2035	584,000	666,034
5.50%, 12/25/2035	146,268	159,489
6.00%, 12/25/2035	1,000,000	1,109,338
6.00%, 12/25/2035	64,721	72,281
0.00%, 01/25/2036 PO	40,988	40,671
5.50%, 01/25/2036	120,650	131,292
0.00%, 03/25/2036 PO	46,950	44,254
0.00%, 03/25/2036 PO	407,869	361,668
5.50%, 03/25/2036	683,287	773,521
5.50%, 03/25/2036	363,111	397,167
5.50%, 03/25/2036	617,282	698,047
6.53%, 03/25/2036 IO	1,495,521	287,500
23.93%, 03/25/2036	39,494	58,098
0.00%, 04/25/2036 PO	79,227	73,455
0.00%, 04/25/2036 PO	188,717	176,678
0.00%, 04/25/2036 PO	135,805	120,863
0.42%, 04/25/2036	224,367	224,656
29.37%, 05/25/2036	46,814	84,970
0.00%, 06/25/2036 PO	42,723	40,591
0.00%, 06/25/2036 PO	129,881	122,592
0.00%, 06/25/2036 PO	84,571	79,423
0.00%, 06/25/2036 PO	357,538	317,873
0.00%, 06/25/2036 PO	282,916	250,595
0.57%, 06/25/2036	99,778	100,127
0.57%, 06/25/2036	437,816	440,951

0.62%, 06/25/2036	58,955	59,410
6.00%, 06/25/2036 IO	3,898	71
6.41%, 06/25/2036 IO	349,705	53,965
23.56%, 06/25/2036	15,934	23,132
0.42%, 06/27/2036	2,609,085	2,606,698
0.00%, 07/25/2036 PO	27,711	26,308
0.00%, 07/25/2036 PO	100,056	98,510
0.00%, 07/25/2036 PO	53,602	50,666
0.00%, 07/25/2036 PO	96,960	91,135
0.46%, 07/25/2036	766,493	770,067
0.52%, 07/25/2036	277,285	279,358
0.63%, 07/25/2036	86,534	87,365
6.00%, 07/25/2036	1,205,853	1,334,763
6.35%, 07/25/2036 IO	152,460	23,617
6.50%, 07/25/2036	768,681	881,579
6.50%, 07/25/2036	579,954	695,173
28.11%, 07/25/2036	44,916	80,388
38.86%, 07/25/2036	38,284	74,648
0.00%, 08/25/2036 PO	39,111	36,855
0.00%, 08/25/2036 PO	87,416	84,864
0.00%, 08/25/2036 PO	73,831	69,217
0.00%, 08/25/2036 PO	174,639	162,899
0.52%, 08/25/2036	311,484	313,061
6.33%, 08/25/2036 IO	93,197	18,481
6.50%, 08/25/2036	110,427	126,809
6.50%, 08/25/2036	449,223	513,652
0.00%, 09/25/2036 PO	90,012	84,459
0.00%, 09/25/2036 PO	71,483	69,961
0.00%, 09/25/2036 PO	97,583	89,879
6.50%, 09/25/2036	84,216	95,176
4.50%, 10/25/2036	413,000	444,987
25.51%, 10/25/2036	59,192	85,976
0.00%, 11/25/2036 PO	172,542	153,175
0.00%, 11/25/2036 PO	64,602	60,343
0.00%, 11/25/2036 PO	24,141	22,963
0.00%, 12/25/2036 PO	42,326	39,760
0.00%, 12/25/2036 PO	77,566	68,954
0.23%, 12/25/2036	224,387	219,644
0.24%, 12/25/2036	818,974	817,751
6.00%, 12/25/2036	76,519	79,119
6.48%, 12/25/2036 IO	359,570	67,202
25.87%, 12/25/2036	20,357	30,511
0.00%, 01/25/2037 PO	246,579	225,356
0.00%, 01/25/2037 PO	72,697	68,771
5.50%, 01/25/2037	134,000	145,738
0.37%, 02/25/2037	1,060	1,061
0.42%, 02/25/2037	327,897	328,367
37.96%, 02/25/2037	8,374	9,340
0.00%, 03/25/2037 PO	70,103	68,053
0.67%, 03/25/2037	190,348	192,045
0.92%, 03/25/2037	295,743	298,810
5.00%, 03/25/2037	23,489	25,654
5.91%, 03/25/2037 IO	36,972	5,707
6.00%, 03/25/2037	1,414,298	1,581,397
6.27%, 03/25/2037 IO	682,671	103,119
0.00%, 04/25/2037 PO	215,098	201,725

5.93%, 04/25/2037 IO	374,638	50,514
22.09%, 04/25/2037	149,653	214,611
0.00%, 05/25/2037 PO	59,487	56,106
0.47%, 05/25/2037	133,152	133,368
6.00%, 05/25/2037	902,502	1,018,416
0.57%, 06/25/2037	813,446	818,923
0.62%, 06/25/2037	66,851	66,417
5.61%, 06/25/2037 IO	143,777	14,686
5.93%, 06/25/2037 IO	164,434	18,703
5.93%, 06/25/2037 IO	563,964	75,724
6.50%, 06/25/2037	86,238	96,668
0.00%, 07/25/2037 PO	181,413	172,222
0.54%, 07/25/2037	134,239	134,434
0.67%, 07/25/2037	93,937	94,735
5.50%, 07/25/2037	368,375	417,275
6.23%, 07/25/2037 IO	1,045,582	153,676
6.45%, 07/25/2037 IO	672,162	108,504
6.98%, 07/25/2037 IO	1,547,529	221,463
16.07%, 07/25/2037	101,897	133,626
0.62%, 08/25/2037	729,804	733,728
5.50%, 08/25/2037	239,359	261,136
6.00%, 08/25/2037	56,720	63,799
6.00%, 08/25/2037	373,872	421,030
6.00%, 08/25/2037	413,000	473,392
6.00%, 08/25/2037	370,283	415,071
23.38%, 08/25/2037	142,347	204,764
0.62%, 09/25/2037	2,465,942	2,474,096
6.37%, 09/25/2037 IO	494,062	80,728
15.72%, 09/25/2037	39,993	50,313
0.00%, 10/25/2037 PO	1,339,648	1,233,636
6.13%, 10/25/2037	205,075	229,250
6.28%, 10/25/2037 IO	516,442	69,920
6.29%, 10/25/2037 IO	505,709	82,211
0.37%, 10/27/2037	4,515,557	4,457,974
8.24%, 11/25/2037	443,030	518,077
6.19%, 12/25/2037 IO	49,312	6,460
6.23%, 12/25/2037 IO	663,605	70,739
6.28%, 12/25/2037 IO	493,462	82,740
6.50%, 12/25/2037	475,306	557,039
1.53%, 01/25/2038 IO	1,157,507	79,981
5.74%, 02/25/2038 IO	594,894	78,226
5.83%, 02/25/2038 IO	992,342	128,004
1.07%, 03/25/2038	140,559	142,622
6.03%, 03/25/2038 IO	180,812	25,352
6.06%, 03/25/2038 IO	177,138	23,861
6.82%, 03/25/2038 IO	259,325	35,589
13.65%, 03/25/2038	65,204	81,484
5.50%, 04/25/2038	2,146,265	2,302,831
6.50%, 04/25/2038	158,852	178,197
6.68%, 04/25/2038 IO	214,723	27,689
6.73%, 04/25/2038 IO	212,785	27,948
20.18%, 04/25/2038	84,059	108,854
0.00%, 05/25/2038 PO	7,860	7,602
5.50%, 05/25/2038	2,111,984	2,262,163
1.77%, 06/25/2038 IO	465,402	37,615
5.00%, 07/25/2038	117,438	127,889

5.00%, 07/25/2038	138,988	153,665
5.50%, 07/25/2038	1,048,374	1,134,769
7.03%, 07/25/2038 IO	133,975	21,426
5.68%, 09/25/2038 IO	586,106	72,264
5.68%, 09/25/2038 IO	295,358	36,265
4.50%, 11/25/2038	113,505	118,689
0.57%, 12/25/2038	381,330	382,340
4.00%, 02/25/2039	638,027	672,402
4.50%, 02/25/2039	37,651	40,519
6.38%, 02/25/2039 IO	347,546	65,731
6.48%, 03/25/2039 IO	321,221	43,601
0.62%, 04/25/2039	733,805	739,054
5.00%, 07/25/2039 IO	245,977	32,035
7.00%, 07/25/2039	22,147	25,986
5.00%, 08/25/2039	841,929	939,605
6.00%, 08/25/2039	1,031,192	1,172,428
5.00%, 09/25/2039	1,006,287	1,086,651
6.02%, 09/25/2039	421,452	486,747
5.50%, 10/25/2039 IO	619,251	110,464
5.73%, 10/25/2039 IO	283,202	31,190
2.32%, 12/25/2039	820,322	856,486
6.01%, 12/25/2039 IO	348,482	43,909
6.30%, 12/25/2039	573,403	650,138
0.00%, 01/25/2040 PO	126,611	118,579
6.08%, 01/25/2040 IO	435,413	63,824
6.19%, 02/25/2040	160,984	175,136
0.77%, 03/25/2040	340,492	345,026
6.23%, 03/25/2040	447,320	519,561
6.44%, 03/25/2040	470,702	530,488
12.31%, 03/25/2040	856,923	1,022,175
0.77%, 04/25/2040	294,512	296,341
6.25%, 04/25/2040 IO	419,546	69,334
17.09%, 04/25/2040	310,000	414,559
0.77%, 05/25/2040	266,051	269,380
6.23%, 05/25/2040 IO	268,765	44,118
0.00%, 06/25/2040 PO	214,102	202,499
5.00%, 06/25/2040	2,196,255	2,410,218
5.50%, 06/25/2040	1,007,000	1,127,614
5.50%, 07/25/2040	1,009,935	1,157,799
4.00%, 08/25/2040	3,000,000	3,176,496
5.00%, 09/25/2040	206,000	242,785
5.50%, 10/25/2040	2,012,000	2,329,226
4.27%, 11/25/2040 IO	2,191,601	166,303
0.72%, 01/25/2041	602,245	606,262
6.36%, 01/25/2041 IO	1,473,119	330,118
0.57%, 02/25/2041	1,276,399	1,282,481
0.47%, 03/25/2041	776,877	777,958
1.82%, 04/25/2041 IO	3,258,430	253,747
0.67%, 07/25/2041	189,107	190,677
0.47%, 08/25/2041	2,516,659	2,508,875
0.72%, 08/25/2041	546,163	554,115
0.67%, 11/25/2041	655,266	661,980
7.00%, 11/25/2041	3,668,657	4,319,055
7.00%, 11/25/2041	3,011,023	3,487,607
7.00%, 11/25/2041	4,144,122	4,809,970
3.50%, 03/25/2042	1,000,000	1,052,570

6.50%, 06/25/2042	102,596	117,593
0.62%, 09/25/2042	857,958	857,583
0.67%, 09/25/2042	426,530	430,346
0.67%, 09/25/2042	3,136,062	3,149,180
0.67%, 10/25/2042	3,245,255	3,273,913
0.67%, 10/25/2042	1,373,573	1,377,000
3.00%, 02/25/2043	1,000,000	976,740
3.50%, 02/25/2043	797,386	843,314
0.52%, 03/25/2043	1,273,142	1,269,631
0.00%, 09/25/2043 PO	2,351,419	1,904,134
0.00%, 10/25/2043 PO	1,652,852	1,337,772
0.00%, 12/25/2043 PO	4,567,003	3,733,791
5.93%, 11/25/2049 IO	257,201	30,191
5.82%, 02/25/2051	337,161	371,976
5.42%, 07/25/2051	109,906	122,981
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	97,181	110,167
6.50%, 07/25/2042	166,612	194,481
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	684,977	783,873
6.50%, 09/25/2042	280,925	325,724
Fannie Mae Trust 2003-W8
0.57%, 05/25/2042	64,597	65,046
7.00%, 10/25/2042	346,080	403,417
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	468,091	553,766
5.04%, 11/25/2043	355,809	363,950
Fannie Mae Trust 2004-W15
0.42%, 08/25/2044	368,986	366,344
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	121,889	141,065
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	126,633	149,563
Fannie Mae Trust 2005-W3
0.39%, 03/25/2045	2,728,320	2,730,866
Fannie Mae Trust 2005-W4
6.00%, 08/25/2035	155,875	179,580
Fannie Mae Trust 2006-W2
2.21%, 11/25/2035	334,433	340,226
0.39%, 02/25/2036	1,335,165	1,336,899
Fannie Mae Whole Loan
0.43%, 11/25/2046	3,322,828	3,329,410
Fannie Mae-Aces
0.48%, 01/25/2017	536,544	536,899
0.44%, 12/25/2017	968,674	969,465
2.03%, 03/25/2019	1,818,000	1,850,430
0.62%, 08/25/2019	869,651	875,159
4.45%, 09/25/2019	2,171,783	2,405,771
1.80%, 12/25/2019	743,000	748,853
4.33%, 03/25/2020	826,000	914,481
3.66%, 11/25/2020	672,162	728,306
3.65%, 04/25/2021	894,000	963,872
3.76%, 04/25/2021	6,037,000	6,581,374
3.73%, 06/25/2021	5,158,000	5,645,452
3.76%, 06/25/2021	1,032,000	1,123,707
2.92%, 08/25/2021	706,000	733,574

2.61%, 10/25/2021	3,000,000	3,092,187
2.28%, 12/27/2022	1,357,000	1,359,985
2.39%, 01/25/2023	1,342,000	1,347,632
3.51%, 12/25/2023	8,394,000	9,084,994
3.48%, 01/25/2024	16,000,000	17,337,584
3.10%, 07/25/2024	1,066,000	1,122,203
3.02%, 08/25/2024	1,273,000	1,319,672
2.53%, 09/25/2024	1,390,000	1,396,929
2.72%, 10/25/2024	13,450,000	13,692,261
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,388,655) (b)	1,359,724	1,396,046
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	10,153,062
1.65%, 06/25/2020 IO	61,287,491	3,968,794
2.87%, 12/25/2021	5,500,000	5,752,027
2.79%, 01/25/2022	4,400,000	4,581,720
1.46%, 05/25/2022 IO	56,415,696	4,747,607
2.37%, 05/25/2022	15,905,000	16,115,057
0.90%, 10/25/2022 IO	23,541,897	1,291,791
2.52%, 01/25/2023	2,000,000	2,034,826
2.62%, 01/25/2023	8,500,000	8,701,484
3.06%, 07/25/2023	8,150,000	8,582,072
3.53%, 07/25/2023	8,537,000	9,287,701
3.49%, 01/25/2024	5,000,000	5,422,525
3.39%, 03/25/2024	4,286,000	4,612,743
FHLMC Structured Pass Through Securities
6.62%, 07/25/2032	91,235	105,143
5.60%, 07/25/2033	274,913	314,085
3.01%, 10/25/2037	2,388,174	2,336,017
7.50%, 02/25/2042	397,064	465,951
7.50%, 08/25/2042	58,266	70,558
6.50%, 02/25/2043	362,220	432,681
7.00%, 02/25/2043	125,018	154,549
5.23%, 05/25/2043	880,328	994,120
0.00%, 07/25/2043 PO	35,968	31,957
7.50%, 07/25/2043	93,063	112,469
0.00%, 09/25/2043 PO	44,011	36,507
7.50%, 09/25/2043	503,787	606,111
0.00%, 10/25/2043 PO	47,171	37,400
7.00%, 10/25/2043	496,603	582,870
1.22%, 10/25/2044	1,054,955	1,082,665
FHLMC-GNMA
7.00%, 03/25/2023	27,176	30,112
6.25%, 11/25/2023	16,404	18,015
7.50%, 04/25/2024	120,892	136,829
First Boston Mortgage Securities Corp 1987 STRIPs
0.00%, 04/25/2017 PO	306	306
10.97%, 04/25/2017 IO	546	15
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	21,433	21,851
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	220,662	199,779
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	68,577	68,656
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037 (f)	124,130	107,406

First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.48%, 08/25/2037 IO	1,666,651	335,087
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.65%, 05/25/2034	96,347	95,793
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.57%, 02/25/2035	594,146	595,812
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.62%, 04/25/2035	403,499	399,271
Freddie Mac Gold Pool
6.50%, 07/01/2016	2,958	3,013
6.50%, 08/01/2016	2,190	2,242
6.00%, 04/01/2017	205,341	212,609
6.00%, 04/01/2017	105,395	109,238
7.00%, 04/01/2017	293	296
6.50%, 05/01/2017	1,241	1,252
5.50%, 06/01/2017	3,283	3,442
5.00%, 10/01/2017	32,463	34,103
6.00%, 10/01/2017	574	581
6.50%, 11/01/2017	1,433	1,493
5.00%, 12/01/2017	129,501	136,042
5.00%, 12/01/2017	118,347	124,325
6.50%, 12/01/2017	3,901	4,060
5.50%, 01/01/2018	29,502	30,933
5.50%, 02/01/2018	32,200	33,761
5.50%, 04/01/2018	324,344	338,991
6.00%, 04/01/2018	8,312	8,674
6.50%, 04/01/2018	33,185	34,319
4.00%, 06/01/2018	4,676	4,940
4.50%, 08/01/2018	11,486	12,045
4.50%, 10/01/2018	55,206	57,889
4.50%, 10/01/2018	7,601	7,970
5.00%, 12/01/2018	16,787	17,635
5.50%, 01/01/2019	56,802	59,555
6.50%, 09/01/2019	27,071	28,163
5.50%, 12/01/2019	56,918	59,797
6.00%, 02/01/2020	12,737	13,270
5.50%, 04/01/2020	53,763	57,106
5.50%, 06/01/2020	38,542	40,411
6.00%, 06/01/2020	32,881	35,226
8.00%, 07/01/2020	142	143
6.00%, 08/01/2020	17,559	18,596
6.00%, 07/01/2021	51,553	53,539
6.00%, 07/01/2021	83,749	88,453
6.00%, 01/01/2022	16,235	16,603
6.00%, 02/01/2022	13,775	14,222
6.00%, 03/01/2022	60,992	63,590
6.50%, 03/01/2022	11,942	12,929
5.50%, 11/01/2022	9,684	10,851
6.50%, 11/01/2022	40,212	46,066
6.00%, 12/01/2022	13,867	15,743
5.00%, 06/01/2023	10,000	11,076
5.50%, 07/01/2023	11,520	12,904
5.50%, 01/01/2024	1,500,851	1,650,209
5.50%, 02/01/2024	37,518	41,073
8.00%, 08/01/2024	1,245	1,479
8.00%, 11/01/2024	930	1,046

7.50%, 08/01/2025	2,069	2,496
3.50%, 11/01/2025	851,591	905,310
3.50%, 12/01/2025	2,488,088	2,659,699
10.00%, 03/17/2026	69,956	76,576
7.00%, 04/01/2026	2,482	2,933
3.50%, 04/15/2026 (d)	1,000,000	1,061,719
3.50%, 08/01/2026	2,881,662	3,080,623
3.50%, 01/01/2027	473,371	506,061
3.00%, 04/15/2027 (d)	2,000,000	2,094,062
6.50%, 01/01/2028	84,419	99,180
2.50%, 04/01/2028	613,592	630,351
3.00%, 07/01/2028	3,904,764	4,100,791
8.50%, 07/01/2028	6,609	8,224
3.00%, 09/01/2028	8,372,425	8,795,816
3.00%, 10/01/2028	3,262,718	3,438,491
7.00%, 12/01/2028	104,391	125,040
3.00%, 05/01/2029	2,682,343	2,826,782
6.50%, 06/01/2029	34,384	40,693
7.00%, 07/01/2029	1,160	1,313
6.50%, 08/01/2029	140,451	166,566
6.00%, 10/01/2029	34,255	39,366
10.00%, 10/01/2030	379,990	432,938
7.00%, 01/01/2031	89,807	102,030
3.50%, 01/01/2032	1,253,042	1,322,250
7.50%, 01/01/2032	199,257	240,399
3.50%, 03/01/2032	499,081	526,542
7.00%, 07/01/2032	7,666	8,852
7.00%, 08/01/2032	10,034	12,280
5.50%, 01/01/2033	365,326	411,255
3.50%, 02/01/2033	364,629	386,207
6.00%, 02/01/2033	189,370	210,170
3.50%, 05/01/2033	416,607	441,164
3.50%, 05/01/2033	1,521,480	1,611,756
5.50%, 10/01/2033	79,580	90,359
6.00%, 12/01/2033	15,714	17,878
5.00%, 01/01/2034	71,353	79,416
6.00%, 01/01/2034	78,137	86,765
6.00%, 01/01/2034	56,360	64,817
5.00%, 06/01/2034	374,733	417,115
5.00%, 09/01/2034	148,110	167,089
6.50%, 11/01/2034	20,064	23,732
6.50%, 01/01/2035	228,334	275,820
5.00%, 03/01/2035	101,412	112,887
5.50%, 07/01/2035	164,304	185,421
4.50%, 11/01/2035	24,827	27,076
6.50%, 12/01/2035	83,664	98,616
6.50%, 12/01/2035	137,020	164,882
5.50%, 01/01/2036	61,392	69,043
5.00%, 03/01/2036	8,243,898	9,161,909
5.00%, 07/01/2036	7,098	7,877
5.00%, 08/20/2036	4,797,620	5,453,577
5.00%, 11/01/2036	202,105	224,550
6.00%, 11/01/2036	55,577	61,641
6.50%, 11/01/2036	268,514	306,065
6.50%, 11/01/2036	737,121	835,598
6.50%, 11/01/2036	52,031	59,605

5.50%, 12/01/2036	98,044	110,019
6.00%, 12/01/2036	48,594	55,507
6.00%, 12/01/2036	26,852	30,507
6.50%, 12/01/2036	669,173	763,381
6.50%, 12/01/2036	215,715	249,185
7.50%, 12/01/2036	720,037	870,916
6.50%, 01/01/2037	33,666	36,890
6.50%, 01/01/2037	52,603	59,959
6.50%, 02/01/2037	54,763	64,448
7.00%, 02/01/2037	20,042	24,068
5.00%, 03/01/2037	682,425	757,450
5.00%, 06/01/2037	702,456	778,523
6.50%, 06/01/2037	35,012	38,561
5.00%, 08/01/2037	654,653	726,192
6.50%, 11/01/2037	112,840	133,076
7.50%, 01/01/2038	141,205	164,520
7.50%, 01/01/2038	93,849	108,382
5.00%, 02/01/2038	673,904	746,398
5.00%, 03/01/2038	779,094	862,904
5.00%, 03/01/2038	731,859	810,588
5.00%, 03/01/2038	158,788	176,066
5.00%, 03/01/2038	1,187,877	1,318,277
6.50%, 03/01/2038	140,805	164,178
5.00%, 04/01/2038	723,574	801,411
5.50%, 05/01/2038	203,377	228,097
5.50%, 08/01/2038	246,810	277,054
5.00%, 09/01/2038	573,883	635,617
5.00%, 09/01/2038	2,785	3,085
7.50%, 09/01/2038	56,429	62,395
5.00%, 11/01/2038	4,243	4,699
5.00%, 12/01/2038	690,355	764,638
5.00%, 12/01/2038	2,507	2,776
5.00%, 02/01/2039	1,413,573	1,565,636
5.00%, 05/01/2039	15,596	17,704
4.50%, 07/01/2039	681,447	743,513
4.50%, 10/01/2039	4,517,528	4,928,177
4.50%, 11/01/2039	5,224,448	5,699,464
4.50%, 11/01/2039	7,703,615	8,404,380
5.00%, 03/01/2040	7,541,956	8,358,267
5.50%, 03/01/2040	65,073	72,937
5.50%, 05/01/2040	5,800,759	6,510,013
4.50%, 08/01/2040	1,196,387	1,305,789
5.00%, 08/01/2040	3,619,903	4,042,268
5.00%, 08/01/2040	946,543	1,054,244
5.50%, 08/01/2040	2,524,854	2,831,762
4.00%, 09/01/2040	1,756,048	1,881,585
4.50%, 09/01/2040	921,663	1,006,180
4.50%, 09/01/2040	3,732,944	4,074,443
4.00%, 11/01/2040	5,371,223	5,756,337
4.00%, 11/01/2040	86,985	93,203
4.00%, 12/01/2040	3,030,441	3,247,700
4.00%, 12/01/2040	940,595	1,013,453
4.00%, 12/01/2040	2,361,202	2,544,570
4.00%, 12/01/2040	2,091,623	2,253,942
4.00%, 12/01/2040	3,143,620	3,369,331
4.50%, 03/01/2041	687,850	751,420

4.50%, 05/01/2041	4,704,004	5,145,508
5.00%, 06/01/2041	829,623	921,709
4.00%, 11/01/2041	27,804	29,776
4.00%, 01/01/2042	512,364	548,745
3.50%, 04/15/2042 (d)	7,000,000	7,336,192
4.00%, 05/01/2042	36,793	39,372
3.50%, 06/01/2042	932,882	979,602
3.50%, 06/01/2042	5,008,351	5,292,347
4.00%, 06/01/2042	4,124,727	4,492,214
3.50%, 07/01/2042	21,170,750	22,232,300
3.00%, 08/01/2042	3,453,321	3,531,946
3.50%, 09/01/2042	6,628,384	6,961,520
3.00%, 10/01/2042	8,398,205	8,589,458
3.50%, 10/01/2042	5,608,457	5,889,566
4.00%, 10/01/2042	265,487	278,345
3.50%, 11/01/2042	227,439	240,368
4.00%, 01/01/2043	482,098	525,438
3.00%, 02/01/2043	705,692	721,696
3.00%, 03/01/2043	4,499,557	4,601,133
3.00%, 03/01/2043	9,120,773	9,327,719
3.50%, 03/01/2043	1,661,321	1,744,798
3.00%, 04/01/2043	173,613	177,491
3.50%, 05/01/2043	477,267	504,457
3.00%, 05/15/2043 (d)	1,000,000	1,017,891
3.00%, 06/01/2043	19,264,894	19,692,997
3.00%, 06/01/2043	66,405	67,848
3.50%, 06/01/2043	1,630,935	1,723,781
3.50%, 06/01/2043	3,252,976	3,413,982
4.00%, 06/01/2043	24,219	26,144
3.00%, 07/01/2043	48,075	49,133
3.00%, 07/01/2043	628,462	642,296
3.00%, 08/01/2043	924,122	944,142
3.00%, 08/01/2043	11,813,375	12,071,916
3.00%, 09/01/2043	793,903	810,881
4.00%, 09/01/2043	345,823	372,584
3.50%, 10/01/2043	392,044	411,291
3.00%, 11/01/2043	92,051	94,041
4.00%, 11/01/2043	209,925	224,320
4.00%, 11/01/2043	546,104	583,378
4.00%, 12/01/2043	579,857	619,435
4.00%, 12/01/2043	1,120,960	1,207,720
4.00%, 12/01/2043	4,906,913	5,241,834
4.00%, 01/01/2044	225,402	242,571
4.00%, 01/01/2044	2,612,669	2,791,809
4.00%, 01/01/2044	1,490,119	1,591,826
4.00%, 03/01/2044	8,377,330	8,949,122
3.50%, 05/01/2044	10,515,869	11,108,119
4.50%, 05/01/2044	5,021,522	5,468,619
3.50%, 07/01/2044	12,702,789	13,326,410
4.50%, 07/01/2044	190,544	207,470
4.00%, 10/01/2044	6,863,032	7,397,050
Freddie Mac Non Gold Pool
12.00%, 08/01/2015	14	14
2.09%, 07/01/2019	3,430	3,487
12.00%, 07/01/2019	35	35
2.25%, 07/01/2026	5,153	5,189

2.24%, 01/01/2027	11,268	11,852
2.32%, 04/01/2030	5,129	5,420
2.50%, 09/01/2032	9,619	10,301
2.41%, 05/01/2033	295,778	315,672
2.36%, 12/01/2033	53,953	57,840
2.30%, 04/01/2034	96,715	102,733
2.50%, 09/01/2034	235,594	252,156
2.38%, 01/01/2035	315,605	335,911
2.38%, 01/01/2035	98,995	105,535
2.23%, 08/01/2035	40,647	43,175
2.50%, 12/01/2035	160,470	171,302
2.29%, 02/01/2036	52,183	55,573
2.54%, 02/01/2036	230,295	246,809
2.67%, 03/01/2036	240,761	259,327
3.03%, 03/01/2036	385,420	415,850
2.37%, 05/01/2036	261,623	279,804
2.38%, 05/01/2036	157,722	167,329
2.84%, 05/01/2036	54,581	58,417
2.50%, 06/01/2036	689,268	739,746
2.53%, 06/01/2036	182,659	196,152
2.09%, 07/01/2036	105,301	111,320
2.38%, 07/01/2036	83,948	89,868
3.36%, 07/01/2036	99,284	103,566
2.00%, 08/01/2036	64,310	67,717
2.08%, 08/01/2036	134,025	141,378
2.11%, 08/01/2036	777,511	823,850
2.30%, 09/01/2036	257,367	274,099
2.41%, 09/01/2036	294,559	316,120
2.10%, 10/01/2036	123,530	131,236
2.10%, 10/01/2036	427,999	451,607
2.13%, 10/01/2036	232,944	246,083
2.20%, 10/01/2036	138,966	147,679
2.41%, 10/01/2036	48,901	50,771
2.49%, 10/01/2036	222,245	238,661
2.66%, 10/01/2036	178,951	192,667
2.20%, 11/01/2036	46,188	49,271
2.24%, 11/01/2036	210,925	225,059
2.28%, 11/01/2036	95,317	101,482
2.37%, 11/01/2036	114,953	122,927
2.38%, 11/01/2036	329,890	353,520
2.14%, 12/01/2036	621,068	660,712
2.22%, 12/01/2036	657,882	702,644
2.28%, 12/01/2036	19,886	21,210
2.57%, 12/01/2036	253,094	273,666
2.79%, 12/01/2036	34,232	37,223
2.04%, 01/01/2037	38,185	40,200
2.49%, 01/01/2037	123,882	132,794
2.28%, 02/01/2037	21,683	23,083
2.48%, 02/01/2037	19,287	20,560
2.49%, 02/01/2037	354,243	377,464
2.57%, 02/01/2037	182,816	196,701
2.83%, 02/01/2037	43,586	46,887
2.31%, 03/01/2037	642,250	680,847
2.73%, 03/01/2037	105,437	113,786
2.89%, 03/01/2037	57,572	62,591
1.93%, 04/01/2037	69,840	73,599

2.49%, 04/01/2037	10,552	10,950
2.68%, 04/01/2037	148,223	160,319
1.94%, 05/01/2037	177,974	187,111
2.39%, 05/01/2037	222,582	237,495
2.39%, 05/01/2037	94,367	100,355
2.50%, 05/01/2037	57,982	62,151
2.63%, 05/01/2037	446,725	479,248
2.68%, 05/01/2037	253,484	274,593
2.28%, 06/01/2037	115,869	124,073
2.37%, 07/01/2037	116,949	125,248
3.67%, 11/01/2037	53,948	57,307
2.63%, 04/01/2038	242,554	260,983
2.47%, 05/01/2038	175,276	188,221
3.98%, 07/01/2040	251,507	264,803
Freddie Mac Reference REMIC
6.00%, 04/15/2036	886,151	1,014,375
6.00%, 05/15/2036	1,220,973	1,390,462
Freddie Mac REMICS
6.50%, 08/15/2016	12,088	12,456
6.00%, 09/15/2016	32,660	33,569
6.00%, 09/15/2016	3,171	3,260
6.00%, 09/15/2016	2,366	2,424
6.00%, 09/15/2016	9,713	9,957
6.00%, 09/15/2016	15,023	15,459
6.00%, 10/15/2016	8,848	9,096
5.50%, 12/15/2016	21,670	22,184
6.00%, 12/15/2016	7,784	8,025
6.00%, 03/15/2017	9,125	9,457
5.00%, 06/15/2017	25,707	25,740
5.50%, 06/15/2017	3,634	3,714
6.00%, 06/15/2017	22,082	22,785
16.34%, 08/15/2017	5,159	5,858
5.50%, 10/15/2017	13,632	14,274
5.00%, 12/15/2017	31,907	33,210
5.50%, 12/15/2017	59,930	62,615
5.00%, 01/15/2018	33,022	33,937
4.50%, 03/15/2018 IO	7,096	34
4.50%, 05/15/2018	30,552	32,018
6.50%, 05/15/2018	5,324	5,630
4.50%, 06/15/2018	252,799	264,931
5.93%, 06/15/2018 IO	40,699	2,637
4.50%, 07/15/2018	240,845	252,403
0.00%, 10/15/2018 PO	2,892	2,890
0.00%, 03/15/2019 PO	104,537	104,336
6.50%, 03/15/2019 IO	2,940	282
4.50%, 04/15/2019	3,545	3,618
0.00%, 07/15/2019 PO	2,095	2,093
9.50%, 07/15/2019	842	859
0.00%, 02/15/2020 PO	440,051	437,884
5.00%, 02/15/2020 IO	83,511	5,963
5.00%, 02/15/2020 IO	131,108	10,124
6.50%, 03/15/2020	9,380	10,034
11.98%, 03/15/2020	38,636	43,652
9.50%, 04/15/2020	995	1,076
9.60%, 04/15/2020	1,611	1,781
5.00%, 06/15/2020	476,772	504,828

10.00%, 06/15/2020	254	284
7.80%, 09/15/2020	377	398
9.00%, 10/15/2020	897	967
6.95%, 01/15/2021	3,112	3,373
8.60%, 01/15/2021	13	15
9.50%, 01/15/2021	921	1,025
1066.21%, 02/15/2021 IO	1	17
9.00%, 04/15/2021	647	753
1.12%, 05/15/2021	681	691
5.00%, 05/15/2021	2,082	2,181
6.75%, 05/15/2021	1,810	1,943
7.00%, 05/15/2021	11,828	13,095
33.41%, 05/15/2021	326	532
44.44%, 05/15/2021	477	817
6.00%, 07/15/2021	1,936	2,096
5.50%, 08/15/2021	964	1,030
7.00%, 09/15/2021	4,353	4,763
8.50%, 09/15/2021	4,757	5,371
6.68%, 11/15/2021	282,207	299,351
1181.25%, 11/15/2021 IO	3	26
0.00%, 12/15/2021 PO	392,894	392,453
1178.36%, 01/15/2022 IO	38	770
5.00%, 03/15/2022	568,000	622,437
7.00%, 03/15/2022	1,940	2,161
6.00%, 05/15/2022	1,402	1,504
7.00%, 05/15/2022	2,557	2,869
7.50%, 08/15/2022	2,982	3,458
8.00%, 08/15/2022	7,477	8,647
1.32%, 09/15/2022	5,147	5,266
5.50%, 10/15/2022	157,528	172,557
4.59%, 12/15/2022	5,023	5,375
5.50%, 12/15/2022	52,761	57,784
5.00%, 01/15/2023	10,463	10,491
1.70%, 02/15/2023	685	701
7.50%, 02/15/2023	45,686	51,334
5.50%, 03/15/2023	146,000	166,505
1.32%, 04/15/2023	27,250	28,004
5.50%, 04/15/2023	147,000	170,455
7.00%, 04/15/2023	39,864	44,162
7.50%, 04/15/2023	8,362	9,409
5.00%, 05/15/2023	43,001	46,833
7.00%, 05/15/2023	4,648	5,128
8.89%, 05/15/2023	19,042	22,527
0.00%, 06/15/2023 PO	4,707	4,702
0.00%, 06/15/2023 PO	6,464	6,458
5.60%, 06/15/2023	84,826	91,065
6.38%, 06/15/2023 IO	43,529	2,996
1.43%, 07/15/2023	16,693	16,759
8.43%, 07/15/2023	13,366	15,029
24.73%, 07/15/2023	3,507	5,656
2.20%, 08/15/2023	1,044	1,083
6.50%, 09/15/2023	114,589	131,311
7.00%, 09/15/2023	36,578	41,015
33.75%, 09/15/2023	15,009	27,004
0.00%, 10/15/2023 PO	72,745	72,607
4.00%, 10/15/2023	774,000	808,970

6.25%, 10/15/2023	20,380	22,301
22.18%, 10/15/2023	5,255	9,724
5.00%, 11/15/2023	516,000	573,279
5.50%, 11/15/2023	140,130	153,916
6.00%, 11/15/2023	44,383	49,513
16.96%, 11/15/2023	1,526	1,543
5.00%, 12/15/2023	57,571	62,723
6.50%, 12/15/2023	26,023	28,895
6.50%, 12/15/2023	66,605	74,349
7.00%, 01/15/2024	18,245	20,697
0.00%, 02/15/2024 PO	5,959	5,353
0.00%, 02/15/2024 PO	20,395	20,097
7.00%, 02/15/2024	1,655	1,877
10.00%, 02/15/2024	2,165	3,182
18.84%, 02/15/2024	1,887	2,768
0.77%, 03/15/2024	3,065	3,110
1.26%, 03/15/2024	1,456	1,454
7.00%, 03/15/2024	14,875	16,858
7.00%, 03/15/2024	82,695	93,788
28.30%, 03/15/2024 IO	9,749	3,370
7.50%, 04/15/2024	57,493	65,750
0.00%, 05/15/2024 PO	11,464	11,179
8.49%, 05/15/2024 IO	27,446	4,423
0.47%, 06/15/2024	116,574	116,774
6.00%, 06/15/2024	53,069	60,228
5.50%, 07/15/2024 IO	126	0
7.50%, 08/15/2024	10,004	11,502
4.00%, 12/15/2024	206,000	222,393
5.00%, 12/15/2024	161,055	176,132
32.87%, 04/15/2025	43,378	69,569
4.50%, 06/15/2025	722,000	818,591
16.44%, 08/15/2025	27,150	35,334
27.26%, 10/15/2025	50,444	76,452
3.50%, 01/15/2026	2,000,000	2,163,136
5.00%, 03/15/2026	324,953	366,199
6.50%, 03/15/2026	8,718	9,655
6.50%, 07/15/2026	56,894	65,205
7.50%, 09/15/2026	7,011	8,097
8.00%, 09/15/2026	18,408	21,424
6.50%, 01/15/2027	37,818	43,340
7.50%, 01/15/2027	15,082	17,437
7.50%, 01/15/2027	46,902	53,971
0.87%, 02/15/2027	1,189	1,214
6.00%, 05/15/2027	39,974	44,396
7.25%, 07/15/2027	2,215	2,548
7.50%, 09/15/2027	17,255	19,166
5.50%, 10/15/2027	339,331	343,653
6.50%, 12/15/2027	24,275	27,345
7.00%, 03/15/2028 IO	27,675	4,499
7.50%, 03/15/2028	83,673	96,479
7.50%, 05/15/2028	31,175	35,970
6.50%, 06/15/2028	43,269	50,026
7.00%, 06/15/2028	7,713	8,874
6.00%, 07/15/2028	16,528	18,414
6.25%, 08/15/2028	95,973	107,954
6.50%, 08/15/2028	89,651	100,397

6.00%, 09/15/2028	16,827	19,097
7.00%, 10/15/2028 IO	35,138	5,321
6.00%, 11/15/2028	78,524	89,634
0.00%, 12/15/2028 PO	7,315	7,314
6.00%, 12/15/2028	143,609	161,039
0.77%, 01/15/2029	36,446	37,079
6.00%, 01/15/2029	206,438	235,851
6.00%, 02/15/2029	42,027	46,625
6.25%, 02/15/2029	215,418	240,096
29.81%, 03/15/2029	5,822	10,828
7.00%, 04/15/2029 IO	3,368	521
7.00%, 06/15/2029	173,548	200,229
7.50%, 06/15/2029 IO	13,368	2,152
7.00%, 07/15/2029	74,815	85,013
7.00%, 08/15/2029	43,917	50,698
4.00%, 11/15/2029 IO	502,450	40,879
7.50%, 11/15/2029	237	283
8.00%, 11/15/2029	38,873	45,173
7.00%, 01/15/2030	91,607	106,272
8.00%, 01/15/2030	24,145	28,968
8.00%, 01/15/2030	76,092	88,643
8.00%, 03/15/2030	15,385	18,490
5.00%, 04/15/2030	702,000	800,379
8.00%, 04/15/2030	22,358	26,204
7.50%, 05/15/2030	17,137	19,893
7.50%, 08/15/2030	14,420	16,800
7.25%, 09/15/2030	39,459	45,768
7.00%, 10/15/2030	62,315	72,128
7.50%, 10/15/2030	5,167	6,022
7.50%, 10/15/2030	1,366	1,584
7.25%, 12/15/2030	69,259	80,094
7.00%, 03/15/2031	30,872	35,790
6.50%, 05/15/2031	17,735	20,319
7.00%, 06/15/2031	38,442	41,294
8.50%, 06/15/2031	72,737	86,729
6.00%, 07/15/2031	11,842	11,631
7.00%, 07/15/2031	71,984	82,842
6.50%, 08/15/2031	397,066	472,627
6.50%, 08/15/2031	38,606	44,817
6.50%, 08/15/2031	32,611	37,721
6.50%, 08/15/2031	39,953	46,001
6.50%, 10/15/2031	35,172	40,707
6.50%, 01/15/2032	66,783	75,375
6.50%, 01/15/2032	40,456	45,912
1.07%, 02/15/2032	213,284	218,756
6.38%, 02/15/2032	49,846	53,771
6.50%, 02/15/2032	75,937	86,073
6.50%, 02/15/2032	81,893	93,390
7.83%, 02/15/2032 IO	168,948	38,632
8.48%, 02/15/2032 IO	33,912	10,703
15.75%, 02/15/2032	88,821	123,177
19.05%, 02/15/2032	89,384	139,928
6.50%, 03/15/2032	109,708	128,724
6.50%, 03/15/2032	92,547	107,519
7.00%, 03/15/2032	79,030	91,850
7.00%, 03/15/2032	61,646	71,522

7.78%, 03/15/2032 IO	68,289	17,922
7.83%, 03/15/2032 IO	44,549	11,773
6.50%, 04/15/2032	25,875	30,165
6.50%, 04/15/2032	174,777	204,392
6.50%, 04/15/2032	250,985	290,261
7.00%, 04/15/2032	53,002	60,023
7.00%, 04/15/2032	143,993	162,189
5.50%, 05/15/2032	116,821	121,155
6.50%, 05/15/2032	103,831	121,317
7.00%, 05/15/2032	60,283	69,510
6.50%, 06/15/2032	112,925	130,287
6.50%, 06/15/2032	63,537	73,203
6.50%, 06/15/2032	74,686	85,584
6.50%, 07/15/2032	82,641	95,428
6.50%, 07/15/2032	118,728	137,883
0.00%, 09/15/2032 PO	229,573	209,021
6.00%, 09/15/2032	153,790	176,397
0.00%, 12/15/2032 PO	17,919	17,868
0.00%, 12/15/2032 PO	103,282	102,833
0.00%, 12/15/2032 PO	15,685	14,652
0.92%, 12/15/2032	126,797	129,362
6.00%, 12/15/2032	210,909	238,235
6.00%, 12/15/2032	111,255	127,842
18.18%, 12/15/2032	74,754	112,163
0.00%, 01/15/2033 PO	208,734	208,665
6.00%, 01/15/2033	140,403	160,945
0.00%, 02/15/2033 PO	26,010	26,005
0.00%, 02/15/2033 PO	19,545	19,542
6.00%, 02/15/2033	116,909	133,795
6.00%, 02/15/2033	498,183	551,824
6.00%, 03/15/2033	90,344	99,391
6.50%, 03/15/2033 IO	55,340	8,132
0.52%, 05/15/2033	689,499	693,026
14.53%, 06/15/2033	194,826	261,839
5.00%, 07/15/2033	941,451	1,078,796
6.71%, 07/15/2033	462	504
12.94%, 07/15/2033	51,260	60,310
3.00%, 08/15/2033	495,000	510,578
14.44%, 09/15/2033	59,396	76,956
7.85%, 10/15/2033	1,084,000	1,247,532
16.12%, 11/15/2033	32,331	43,191
0.77%, 12/15/2033	452,480	458,553
5.50%, 12/15/2033	179,171	186,702
5.00%, 01/15/2034	767,192	843,916
5.50%, 02/15/2034	48,838	51,980
6.00%, 05/15/2034	460,750	508,915
23.85%, 06/15/2034	187,732	243,910
0.00%, 07/15/2034 PO	327,157	290,760
2.39%, 07/15/2034	116,141	121,019
0.54%, 10/15/2034	314,221	315,191
4.00%, 11/15/2034 IO	937,186	56,191
0.00%, 01/15/2035 PO	4,503	4,498
0.00%, 02/15/2035 PO	83,667	78,667
27.39%, 02/15/2035	93,440	150,665
0.00%, 04/15/2035 PO	156,948	146,570
0.55%, 04/15/2035	392,336	394,338

6.00%, 04/15/2035	1,057,000	1,261,468
0.57%, 05/15/2035	148,977	150,256
0.47%, 06/15/2035	145,016	145,330
16.58%, 06/15/2035	30,642	36,771
0.00%, 08/15/2035 PO	10,348	9,005
0.97%, 08/15/2035	172,360	175,466
4.00%, 08/15/2035 IO	260,946	1,983
6.00%, 08/15/2035	89,003	90,881
0.00%, 09/15/2035 PO	84,536	79,183
6.00%, 09/15/2035	229,607	236,880
19.42%, 11/15/2035	91,324	120,344
0.00%, 01/15/2036 PO	88,721	88,673
6.00%, 01/15/2036	360,266	412,907
23.93%, 01/15/2036	30,740	44,572
0.00%, 02/15/2036 PO	70,281	66,279
0.00%, 02/15/2036 PO	324,881	315,498
0.00%, 02/15/2036 PO	104,228	100,984
0.00%, 02/15/2036 PO	60,507	56,876
0.00%, 03/15/2036 PO	20,436	19,238
0.00%, 03/15/2036 PO	192,200	180,350
0.00%, 03/15/2036 PO	200,332	187,471
6.00%, 03/15/2036	1,916	2,746
0.00%, 04/15/2036 PO	385,127	360,268
0.00%, 04/15/2036 PO	383,914	372,613
0.00%, 04/15/2036 PO	107,353	100,906
0.00%, 04/15/2036 PO	209,908	196,359
6.00%, 04/15/2036	1,922,992	2,194,130
6.00%, 04/15/2036	213,267	244,866
6.00%, 04/15/2036 IO	214,373	38,493
0.00%, 05/15/2036 PO	14,457	12,866
0.00%, 05/15/2036 PO	141,573	133,375
0.00%, 05/15/2036 PO	82,798	77,766
0.00%, 05/15/2036 PO	31,474	29,868
0.62%, 05/15/2036	1,422,491	1,429,929
0.67%, 05/15/2036	905,697	913,478
0.00%, 06/15/2036 PO	329,711	311,337
6.00%, 06/15/2036	52,451	60,016
6.00%, 06/15/2036	301,562	319,594
19.18%, 06/15/2036	71,286	95,020
0.00%, 07/15/2036 PO	66,279	62,274
6.50%, 07/15/2036	235,249	272,214
6.50%, 07/15/2036	326,271	379,821
6.93%, 07/15/2036 IO	40,712	7,633
0.00%, 08/15/2036 PO	97,670	90,528
5.50%, 08/15/2036	486,234	545,908
5.50%, 08/15/2036	173,371	188,834
6.48%, 08/15/2036 IO	1,328,484	238,844
0.00%, 09/15/2036 PO	61,213	57,865
0.00%, 09/15/2036 PO	41,612	40,272
0.00%, 10/15/2036 PO	113,203	103,308
6.53%, 10/15/2036 IO	123,520	19,355
7.50%, 11/15/2036	1,749,750	2,088,829
0.00%, 12/15/2036 PO	55,952	50,854
7.00%, 12/15/2036	4,340,021	5,152,065
7.50%, 12/15/2036	1,568,011	1,897,823
0.00%, 01/15/2037 PO	49,993	46,770

5.97%, 01/15/2037 IO	94,294	12,775
0.00%, 02/15/2037 PO	27,850	26,588
0.00%, 02/15/2037 PO	130,603	127,077
0.61%, 02/15/2037	138,048	139,050
4.50%, 02/15/2037	1,014,113	1,065,869
6.00%, 02/15/2037	235,108	260,452
0.00%, 03/15/2037 PO	53,370	49,927
6.28%, 03/15/2037 IO	141,326	24,687
9.00%, 03/15/2037	31,018	37,643
0.00%, 04/15/2037 PO	64,513	62,631
6.00%, 04/15/2037	176,318	200,746
0.00%, 05/15/2037 PO	7,736	7,299
0.00%, 05/15/2037 PO	557,633	503,929
0.00%, 05/15/2037 PO	117,261	113,550
6.00%, 05/15/2037	415,401	461,671
0.00%, 06/15/2037 PO	37,747	35,378
0.00%, 06/15/2037 PO	61,929	58,195
0.00%, 07/15/2037 PO	632,102	596,462
0.57%, 07/15/2037	2,793,866	2,788,652
4.50%, 07/15/2037 IO	2,298,159	152,651
5.50%, 07/15/2037 IO	5,666	24
6.43%, 07/15/2037 IO	125,969	17,102
4.00%, 08/15/2037 IO	1,794,734	154,905
0.00%, 09/15/2037 PO	76,091	72,999
0.77%, 09/15/2037	44,932	45,553
4.00%, 10/15/2037 IO	1,162,478	83,358
4.00%, 10/15/2037 IO	854,964	41,967
0.85%, 11/15/2037	1,943,955	1,972,029
6.25%, 11/15/2037 IO	689,793	82,508
6.28%, 11/15/2037 IO	409,921	42,350
5.83%, 01/15/2038 IO	801,778	108,798
17.01%, 02/15/2038	35,006	47,027
5.50%, 03/15/2038	918,000	1,069,544
6.63%, 04/15/2038 IO	277,410	44,456
5.50%, 05/15/2038	323,499	355,786
6.00%, 06/15/2038	927,132	1,049,296
6.00%, 06/15/2038	66,516	73,700
6.03%, 06/15/2038 IO	303,100	43,961
5.68%, 08/15/2038 IO	599,481	75,769
5.71%, 10/15/2038	249,971	281,222
5.50%, 01/15/2039	482,729	545,202
5.83%, 01/15/2039 IO	284,656	41,560
1.94%, 02/15/2039	185,935	187,763
5.83%, 02/15/2039 IO	275,587	41,470
0.57%, 04/15/2039	1,033,995	1,034,619
0.62%, 05/15/2039	1,396,059	1,402,062
5.93%, 05/15/2039 IO	224,309	25,800
6.13%, 05/15/2039 IO	320,121	35,090
1.37%, 07/15/2039	223,885	228,525
4.50%, 07/15/2039	1,564,515	1,721,819
0.62%, 08/15/2039	453,673	456,048
3.50%, 08/15/2039	1,086,836	1,148,296
0.00%, 10/15/2039 PO	261,954	238,906
5.00%, 10/15/2039 IO	919,896	118,186
6.08%, 12/15/2039 IO	408,544	40,474
0.00%, 01/15/2040 PO	278,846	270,914

1.77%, 01/15/2040 IO	3,210,549	240,601
16.92%, 02/15/2040	475,000	715,389
0.67%, 10/15/2040	467,768	470,387
5.83%, 10/15/2040 IO	1,302,757	218,665
5.83%, 10/15/2040 IO	1,503,383	206,718
0.72%, 12/15/2040	3,637,199	3,668,810
0.72%, 03/15/2041	2,368,870	2,383,901
5.00%, 05/15/2041	1,027,956	1,276,147
5.50%, 05/15/2041	1,715,964	1,891,676
5.50%, 05/15/2041	693,932	755,498
0.57%, 10/15/2041	1,748,783	1,759,108
4.00%, 11/15/2041	1,807,094	1,922,882
4.00%, 12/15/2041	776,616	830,369
0.67%, 03/15/2042	1,548,232	1,561,061
0.67%, 07/15/2042	828,960	837,014
0.62%, 08/15/2042	4,030,293	4,053,661
0.57%, 09/15/2042	1,488,844	1,491,643
3.00%, 06/15/2043	206,000	207,734
4.50%, 09/15/2043	1,000,000	1,202,746
7.20%, 11/15/2046	1,867,803	2,221,619
3.50%, 06/15/2048	9,039,963	9,615,176
Freddie Mac Strips
4.50%, 11/15/2020 IO	163,529	9,751
4.50%, 12/15/2020 IO	104,924	6,360
9.00%, 04/01/2022 IO	248	50
0.00%, 04/01/2028 PO	158,662	148,843
5.00%, 09/15/2035 IO	581,248	75,003
5.00%, 09/15/2035 IO	365,978	47,496
5.00%, 09/15/2035 IO	303,854	38,781
7.53%, 08/15/2036 IO	1,160,272	188,418
0.72%, 07/15/2042	4,667,958	4,717,660
3.50%, 07/15/2042	10,363,827	10,948,275
0.67%, 08/15/2042	1,161,909	1,171,654
0.67%, 08/15/2042	3,746,179	3,756,354
0.67%, 08/15/2042	3,044,420	3,069,574
0.72%, 08/15/2042	2,609,324	2,633,368
3.00%, 08/15/2042	3,798,514	3,885,070
0.62%, 09/15/2042	2,942,734	2,955,259
0.67%, 10/15/2042	4,904,242	4,927,346
3.00%, 01/15/2043	913,626	924,820
0.00%, 09/15/2043 PO	1,494,290	1,211,770
0.72%, 03/15/2044	5,635,934	5,696,005
GE Capital Commercial Mortgage Corp
5.32%, 11/10/2045	11,008,792	11,128,061
4.82%, 06/10/2048	293,754	293,652
Ginnie Mae I pool
8.00%, 01/15/2016	718	720
9.00%, 08/15/2016	28	29
9.00%, 12/15/2016	122	124
9.00%, 03/15/2017	50	51
6.50%, 06/15/2017	5,304	5,484
6.00%, 10/15/2017	2,593	2,620
8.50%, 11/15/2017	670	704
12.00%, 11/15/2019	71	71
9.00%, 02/15/2020	93	93
9.50%, 09/15/2020	11	11

8.00%, 07/15/2022	118	118
8.00%, 09/15/2022	949	970
7.50%, 11/15/2022	1,422	1,557
7.50%, 03/15/2023	337	373
7.00%, 08/15/2023	775	849
7.00%, 09/15/2023	23,025	25,406
7.00%, 11/15/2023	1,650	1,922
6.50%, 01/15/2024	7,962	9,115
7.00%, 02/15/2024	14,483	15,662
9.50%, 10/15/2024	126,514	141,529
9.00%, 11/15/2024	2,312	2,659
9.50%, 12/15/2025	4,699	5,433
7.50%, 11/15/2026	1,386	1,446
7.50%, 07/15/2027	4,789	5,429
6.50%, 03/15/2028	12,093	13,844
7.50%, 07/15/2028	899	928
8.00%, 08/15/2028	1,951	1,979
6.50%, 09/15/2028	30,196	34,569
7.50%, 09/15/2028	6,489	7,333
6.50%, 10/15/2028	1,707	1,961
6.00%, 11/15/2028	14,121	16,091
7.00%, 09/15/2031	159,141	193,939
6.50%, 01/15/2032	149,185	179,029
6.50%, 07/15/2032	2,816	3,226
6.50%, 02/15/2033	18,609	21,303
7.00%, 02/15/2033	6,689	7,398
5.50%, 04/15/2033	414,173	476,536
6.50%, 04/15/2033	17,599	20,325
5.50%, 06/15/2033	10,830	12,300
7.00%, 06/15/2033	29,492	36,507
5.50%, 12/15/2033	27,382	31,295
5.50%, 07/15/2034	10,686	12,190
5.50%, 09/15/2034	31,090	35,323
7.00%, 06/15/2035	453,994	550,597
6.50%, 12/15/2035	152,935	183,704
7.00%, 04/15/2037	47,256	55,673
7.50%, 10/15/2037	97,345	115,896
4.00%, 06/15/2039	1,371,723	1,472,888
4.00%, 10/15/2040	678,186	730,229
3.50%, 03/15/2043	1,771,365	1,884,939
3.50%, 04/15/2043	8,123,067	8,591,236
3.00%, 05/15/2043	1,450,544	1,501,047
3.50%, 06/15/2043	2,746,593	2,914,147
3.50%, 07/15/2043	965,788	1,027,944
Ginnie Mae II pool
8.50%, 03/20/2025	549	627
8.50%, 04/20/2025	3,195	3,577
8.50%, 05/20/2025	7,593	8,791
8.00%, 12/20/2025	1,332	1,571
8.00%, 06/20/2026	2,394	2,835
8.00%, 08/20/2026	2,021	2,507
8.00%, 09/20/2026	2,295	2,607
8.00%, 11/20/2026	2,056	2,486
8.00%, 10/20/2027	4,996	6,199
8.00%, 11/20/2027	3,927	4,659
8.00%, 12/20/2027	2,208	2,608

7.50%, 02/20/2028	3,017	3,613
6.00%, 03/20/2028	12,697	14,485
8.00%, 06/20/2028	820	859
8.00%, 08/20/2028	243	279
7.50%, 09/20/2028	10,157	12,534
8.00%, 09/20/2028	958	1,096
6.50%, 07/20/2029	159,501	183,760
6.00%, 11/20/2033	10,874	12,643
7.00%, 08/20/2038	69,214	80,446
6.00%, 09/20/2038	1,396,794	1,584,704
6.00%, 11/20/2038	16,404	17,697
6.00%, 08/20/2039	628,291	722,617
5.50%, 09/20/2039	330,052	366,578
4.50%, 06/20/2040	2,465,086	2,694,980
5.00%, 07/20/2040	631,441	708,357
4.00%, 10/20/2040	6,351,950	6,820,544
4.50%, 01/20/2041	10,878,859	11,883,022
4.50%, 03/20/2041	1,751,073	1,911,006
4.50%, 04/15/2041 (d)	13,500,000	14,668,594
4.50%, 05/20/2041	895,503	976,745
4.50%, 06/20/2041	17,540,657	19,128,018
4.50%, 09/20/2041	1,871,728	2,040,047
4.00%, 04/15/2042 (d)	6,750,000	7,191,650
4.00%, 06/20/2042	8,346,349	8,949,924
3.00%, 08/20/2042	10,299,245	10,626,939
3.50%, 09/20/2042	1,169,014	1,233,549
3.50%, 10/20/2042	12,351,920	13,033,813
4.00%, 02/20/2043	3,523,701	3,779,528
3.50%, 05/20/2043	2,872,830	3,031,433
4.00%, 08/20/2043	7,590,451	8,116,385
3.00%, 09/20/2043	938,314	968,227
3.00%, 01/20/2044	1,838,228	1,896,721
4.00%, 11/20/2044	25,700,554	27,553,542
4.50%, 12/20/2044	6,971,630	7,582,463
3.50%, 01/20/2045	3,014,314	3,177,541
3.50%, 02/20/2045	8,980,391	9,466,187
3.50%, 04/15/2045 (d)	13,500,000	14,205,059
4.46%, 05/20/2063	528,866	584,511
GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust
5.24%, 11/10/2045	1,099,984	1,110,765
GMACM Mortgage Loan Trust 2003-AR1
2.88%, 10/19/2033	588,324	580,878
GMACM Mortgage Loan Trust 2003-AR2
2.78%, 12/19/2033	499,218	490,852
GMACM Mortgage Loan Trust 2003-J7
5.00%, 11/25/2033	419,571	421,499
5.50%, 11/25/2033	36,096	36,984
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	22,010	22,950
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	282,637	294,691
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	100,742	103,723
GMACM Mortgage Loan Trust 2005-AR3
2.80%, 06/19/2035	390,479	384,363
Government National Mortgage Association

6.00%, 04/20/2020	483,566	489,961
5.50%, 11/20/2020	426,723	455,822
5.00%, 04/16/2023	619,000	672,987
6.50%, 10/16/2024	254,623	290,706
6.50%, 04/20/2028	57,190	65,029
6.00%, 02/20/2029	225,658	254,438
8.43%, 08/16/2029 IO	20,519	6,193
7.50%, 11/20/2029	28,353	33,015
8.50%, 02/16/2030	268,704	320,000
38.64%, 02/16/2030	32,711	57,719
9.00%, 03/16/2030	244,150	299,180
7.33%, 04/16/2030 IO	233,360	46,464
8.00%, 06/20/2030	23,546	28,266
9.00%, 10/20/2030	37,392	43,316
9.00%, 11/16/2030 IO	2,163	366
9.00%, 11/20/2030	21,448	23,041
8.53%, 01/16/2031 IO	13,047	4,596
8.38%, 03/16/2031 IO	11,831	4,044
20.55%, 03/17/2031	120,163	192,218
7.88%, 08/16/2031 IO	22,039	6,582
8.08%, 08/16/2031 IO	25,311	7,883
7.22%, 01/16/2032 IO	27,795	7,567
0.53%, 03/20/2032	118,817	119,272
7.78%, 04/16/2032 IO	110,640	26,152
11.66%, 04/16/2032	9,976	13,304
9.00%, 06/16/2032	3,670	4,636
6.50%, 06/20/2032	105,299	124,259
6.50%, 06/20/2032	419,928	501,806
6.50%, 07/16/2032	122,893	141,503
6.00%, 07/20/2032	44,753	50,599
6.50%, 07/20/2032	142,245	170,815
6.50%, 07/20/2032	211,908	253,880
7.52%, 08/20/2032 IO	53,235	3,621
6.77%, 10/20/2032 IO	455,230	19,840
14.38%, 11/17/2032	32,901	43,675
6.00%, 11/20/2032	146,000	175,092
0.00%, 12/20/2032 PO	250,384	247,435
13.15%, 12/20/2032	6,231	6,433
19.18%, 12/20/2032	13,809	14,089
5.50%, 01/16/2033	707,416	818,791
0.00%, 01/17/2033 PO	7,752	7,748
6.50%, 01/20/2033	235,946	269,535
7.53%, 02/16/2033 IO	114,433	24,744
0.00%, 02/17/2033 PO	94,134	92,762
7.52%, 02/20/2033 IO	48,298	12,687
0.00%, 03/16/2033 PO	17,231	15,975
7.47%, 03/17/2033	33,604	36,760
6.50%, 03/20/2033	128,093	146,329
6.50%, 03/20/2033	326,000	382,885
5.50%, 04/20/2033	496,705	563,737
6.50%, 05/20/2033	116,000	136,755
0.00%, 06/16/2033 PO	81,309	76,589
6.00%, 09/16/2033	285,872	328,873
0.00%, 10/20/2033 PO	13,079	12,032
5.82%, 10/20/2033	310,481	346,024
6.38%, 11/16/2033 IO	187,020	38,000

6.57%, 11/20/2033 IO	250,513	39,148
6.38%, 12/16/2033 IO	153,906	29,966
5.32%, 02/20/2034 IO	432,842	58,870
5.50%, 03/16/2034	5,055,484	6,054,675
6.33%, 03/16/2034 IO	171,097	9,907
19.18%, 04/16/2034	70,707	102,397
16.34%, 05/18/2034	76,394	86,326
0.00%, 06/20/2034 PO	154,198	144,725
6.00%, 06/20/2034	553,330	639,124
6.52%, 07/20/2034 IO	665,685	107,353
14.50%, 08/17/2034	86,142	103,145
5.74%, 08/20/2034	161,119	181,914
6.38%, 09/16/2034 IO	531,098	103,894
7.00%, 09/20/2034	73,812	83,492
28.60%, 09/20/2034	73,812	121,030
13.88%, 10/16/2034	26,025	31,620
23.74%, 10/16/2034	52,446	81,437
5.92%, 10/20/2034 IO	908,365	128,618
11.85%, 10/20/2034	40,719	47,350
5.90%, 11/20/2034 IO	441,039	68,981
5.92%, 01/20/2035 IO	413,358	62,489
6.57%, 01/20/2035 IO	638,357	100,001
16.01%, 06/17/2035	314,710	433,694
6.62%, 06/20/2035	341,452	372,343
5.50%, 07/20/2035 IO	67,554	11,176
20.25%, 08/16/2035	30,206	41,775
0.00%, 08/20/2035 PO	402,653	378,344
22.07%, 08/20/2035	3,093	3,728
5.50%, 09/20/2035	346,951	394,079
6.12%, 09/20/2035 IO	1,363,760	225,375
0.00%, 10/20/2035 PO	67,292	63,464
0.00%, 11/20/2035 PO	115,405	108,830
6.00%, 12/20/2035 IO	122,570	24,867
5.75%, 02/20/2036	114,232	123,507
0.00%, 03/20/2036 PO	110,896	104,188
0.00%, 05/20/2036 PO	153,512	144,796
6.32%, 06/20/2036 IO	27,390	3,097
0.00%, 07/20/2036 PO	23,014	21,677
6.50%, 07/20/2036	619,856	728,375
6.52%, 07/20/2036 IO	195,651	10,287
6.50%, 08/20/2036	755,326	888,556
5.56%, 10/20/2036	247,327	280,598
6.52%, 10/20/2036 IO	208,374	32,178
6.62%, 11/20/2036 IO	357,186	53,773
5.96%, 02/20/2037	111,269	124,671
6.00%, 02/20/2037 IO	1,692	7
0.00%, 03/20/2037 PO	469,871	434,492
6.02%, 03/20/2037 IO	308,612	35,770
6.33%, 03/20/2037 IO	514,804	63,277
0.00%, 04/16/2037 PO	194,702	183,327
0.37%, 04/16/2037	960,671	960,232
6.64%, 04/16/2037 IO	501,782	98,358
6.02%, 04/20/2037 IO	207,588	31,826
6.12%, 04/20/2037	227,341	256,331
0.47%, 05/16/2037	115,536	115,825
0.00%, 05/20/2037 PO	35,052	33,837

6.02%, 05/20/2037 IO	1,010,053	135,024
6.02%, 05/20/2037 IO	425,462	53,613
6.02%, 05/20/2037 IO	370,143	47,220
0.00%, 06/16/2037 PO	546,330	514,387
0.00%, 06/16/2037 PO	68,859	65,445
6.30%, 06/16/2037 IO	295,273	38,922
6.07%, 06/20/2037 IO	348,280	45,573
6.46%, 07/20/2037 IO	454,727	75,382
6.50%, 07/20/2037 IO	488,370	70,624
6.57%, 07/20/2037 IO	767,527	119,537
6.57%, 07/20/2037 IO	313,255	44,641
6.60%, 08/20/2037 IO	127,815	17,428
0.00%, 09/20/2037 PO	90,050	86,972
6.37%, 09/20/2037 IO	276,441	37,496
19.68%, 09/20/2037	89,942	122,762
5.50%, 10/16/2037 IO	595,307	63,285
6.32%, 10/20/2037 IO	384,698	63,687
13.05%, 10/20/2037	55,466	69,892
0.00%, 11/16/2037 PO	625,624	566,877
6.37%, 11/16/2037 IO	298,911	37,411
5.50%, 11/20/2037	28,174	29,695
5.82%, 11/20/2037 IO	357,392	45,854
6.32%, 11/20/2037 IO	688,469	107,680
6.33%, 11/20/2037 IO	397,435	59,422
6.37%, 11/20/2037 IO	317,749	48,103
19.42%, 11/20/2037	39,421	56,529
6.35%, 12/20/2037 IO	406,001	56,965
6.37%, 12/20/2037 IO	513,592	69,081
0.00%, 01/20/2038 PO	69,227	69,149
0.00%, 01/20/2038 PO	24,647	23,400
5.50%, 02/20/2038 IO	90,925	13,813
5.82%, 02/20/2038 IO	2,993,886	483,680
6.72%, 03/20/2038 IO	254,384	39,635
7.53%, 04/16/2038 IO	167,968	32,256
6.12%, 04/20/2038 IO	485,715	83,565
6.23%, 05/16/2038 IO	1,389,001	270,769
6.16%, 05/20/2038 IO	373,095	47,825
6.00%, 06/20/2038	258,492	293,883
6.02%, 06/20/2038 IO	130,111	16,023
1.00%, 07/20/2038	852,704	871,758
5.75%, 07/20/2038	552,141	597,589
5.97%, 07/20/2038 IO	479,554	60,654
5.58%, 08/20/2038	657,062	750,225
5.82%, 08/20/2038 IO	178,754	21,037
5.72%, 09/20/2038 IO	541,818	65,118
6.02%, 09/20/2038 IO	1,092,291	152,987
7.42%, 09/20/2038 IO	238,043	38,897
6.10%, 11/20/2038	391,190	444,173
6.23%, 12/16/2038 IO	247,897	20,732
5.52%, 12/20/2038 IO	552,238	74,981
5.82%, 12/20/2038 IO	315,841	37,198
5.84%, 12/20/2038	1,257,653	1,433,397
6.00%, 12/20/2038 IO	172,173	15,695
7.12%, 12/20/2038 IO	1,026,377	164,819
5.48%, 01/20/2039	2,024,308	2,247,251
5.93%, 02/16/2039 IO	306,058	34,857

5.98%, 02/16/2039 IO	425,344	61,942
5.77%, 02/20/2039 IO	486,445	55,430
5.86%, 02/20/2039 IO	290,430	34,267
6.12%, 03/20/2039 IO	529,679	68,880
6.12%, 03/20/2039 IO	303,497	19,781
6.17%, 03/20/2039 IO	440,061	54,748
6.50%, 03/20/2039 IO	144,820	24,477
6.50%, 03/20/2039 IO	309,190	56,070
6.09%, 04/20/2039 IO	891,012	102,977
5.50%, 05/20/2039 IO	110,907	15,575
6.00%, 05/20/2039 IO	143,243	22,445
6.23%, 06/16/2039 IO	1,279,400	123,778
5.77%, 06/20/2039 IO	465,846	58,329
5.90%, 06/20/2039 IO	678,498	80,404
5.93%, 07/16/2039 IO	837,431	107,173
6.08%, 08/16/2039 IO	690,707	109,208
7.00%, 08/16/2039	278,908	319,212
5.92%, 08/20/2039 IO	420,674	46,642
5.50%, 09/20/2039	317,000	381,947
5.91%, 09/20/2039 IO	1,073,144	130,615
6.23%, 11/16/2039 IO	894,659	120,094
6.00%, 12/20/2039	752,368	797,390
5.22%, 06/20/2040	364,166	408,406
5.53%, 07/20/2040	545,447	618,442
7.00%, 10/16/2040	1,126,677	1,317,780
0.00%, 12/20/2040 PO	1,547,522	1,348,932
6.42%, 05/20/2041 IO	759,827	169,805
4.66%, 09/20/2041	785,692	851,167
4.70%, 10/20/2041	1,466,463	1,621,697
4.53%, 11/16/2041	753,865	829,064
3.00%, 12/20/2041	1,000,000	994,183
3.75%, 01/20/2042	801,787	844,810
3.98%, 09/16/2042	536,986	564,918
4.71%, 10/20/2042	3,035,182	3,284,246
4.70%, 11/20/2042	395,005	438,784
4.51%, 04/20/2043	416,161	447,379
0.62%, 11/20/2059	2,002,719	2,009,009
0.65%, 01/20/2060	1,188,504	1,192,585
0.62%, 03/20/2060	1,311,495	1,316,248
0.60%, 04/20/2060	3,015,530	3,020,879
5.24%, 07/20/2060	2,951,401	3,234,192
0.47%, 08/20/2060	766,190	767,320
0.64%, 01/20/2061	4,251,228	4,265,342
0.67%, 03/20/2061	3,389,668	3,393,760
0.82%, 05/20/2061	3,897,142	3,906,974
0.87%, 05/20/2061	3,821,298	3,849,561
0.72%, 10/20/2061	1,897,491	1,907,210
0.72%, 12/20/2061	8,684,976	8,719,368
0.72%, 04/20/2062	707,100	710,945
0.87%, 04/20/2062	1,346,380	1,360,052
0.62%, 05/20/2062	1,443,718	1,448,745
2.00%, 06/20/2062	390,007	395,399
0.72%, 07/20/2062	2,833,543	2,846,549
0.75%, 09/20/2062	4,441,646	4,464,942
0.76%, 09/20/2062	1,257,376	1,264,389
0.67%, 10/20/2062	1,299,134	1,303,562

0.77%, 10/20/2062	529,212	528,890
0.47%, 11/20/2062	287,397	287,900
0.51%, 12/20/2062	3,535,995	3,520,359
0.49%, 01/20/2063	1,579,923	1,567,330
0.67%, 01/20/2063	1,414,543	1,419,675
1.65%, 01/20/2063	3,448,343	3,450,040
0.59%, 02/20/2063	384,844	383,350
0.62%, 02/20/2063	1,936,609	1,932,424
1.65%, 02/20/2063	4,543,832	4,545,740
0.58%, 03/20/2063	1,400,314	1,394,652
0.64%, 03/20/2063	440,880	440,313
1.75%, 03/20/2063	1,118,068	1,124,777
1.65%, 04/20/2063	1,389,787	1,389,299
0.64%, 06/20/2063	3,741,108	3,736,349
0.67%, 01/20/2064	4,989,102	4,993,662
0.82%, 01/20/2064	3,755,013	3,781,903
0.82%, 02/20/2064	7,775,715	7,831,249
0.86%, 02/20/2064	4,524,488	4,575,773
0.82%, 03/20/2064	4,491,449	4,528,149
0.77%, 04/20/2064	4,781,571	4,804,040
0.77%, 04/20/2064	4,712,235	4,741,267
0.77%, 05/20/2064	7,767,187	7,808,593
0.67%, 06/20/2064	3,342,166	3,339,900
0.64%, 07/20/2064	5,108,551	5,101,884
0.67%, 07/20/2064	2,772,449	2,770,541
0.67%, 07/20/2064	3,736,917	3,734,334
0.64%, 09/20/2064	4,958,380	4,945,984
0.77%, 10/20/2064	2,006,254	2,017,248
0.64%, 02/20/2065	3,448,000	3,448,000
0.65%, 02/20/2065	4,997,424	5,000,298
0.66%, 03/20/2065 (h)	10,000,000	9,985,937
GS Mortgage Securities Corp II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,346,126) (b)	1,349,441	1,374,701
2.77%, 11/10/2045	13,211,562	13,480,959
GS Mortgage Securities Corp Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,224,486) (b)	4,200,000	4,487,637
GS Mortgage Securities Corp Trust 2012-SHOP
1.30%, 06/05/2031 IO (Acquired 10/28/2013, Cost $437,173) (b)	7,793,000	397,833
GS Mortgage Securities Corp Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $508,370) (b)	505,000	514,040
GS Mortgage Securities Trust 2006-GG6
5.55%, 04/10/2038	1,773,000	1,801,735
GS Mortgage Securities Trust 2006-GG8
0.55%, 11/10/2039 IO (Acquired 10/28/2013, Cost $178,786) (b)	12,762,956	87,950
GS Mortgage Securities Trust 2011-GC5
5.31%, 08/10/2044 (Acquired 03/27/2014, Cost $511,088) (b)	500,000	533,411
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,880,000	6,417,526
GS Mortgage Securities Trust 2013-GC16
1.54%, 11/10/2046 IO	25,665,182	1,950,913
GS Mortgage Securities Trust 2013-GCJ14
0.90%, 08/10/2046 IO	30,042,070	1,421,621
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	3,000,000	3,304,611
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,367,744

GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,215,370
GSMPS Mortgage Loan Trust 2004-4
0.57%, 06/25/2034 (Acquired 10/28/2013, Cost $82,480) (b)	92,072	79,947
GSMPS Mortgage Loan Trust 2005-RP2
0.52%, 03/25/2035 (Acquired 10/28/2013, Cost $147,419) (b)	168,607	147,099
GSMPS Mortgage Loan Trust 2005-RP3
0.52%, 09/25/2035 (Acquired 10/28/2013, Cost $887,738) (b)	1,033,760	882,188
4.73%, 09/25/2035 IO (Acquired 10/28/2013, Cost $107,947) (b)	762,155	98,953
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $618,309) (b)	568,000	597,943
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	74,920	78,037
GSR Mortgage Loan Trust 2003-6F
0.57%, 09/25/2032	33,289	31,355
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	128,287	133,865
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	258,553	266,256
6.50%, 05/25/2034	142,821	152,899
GSR Mortgage Loan Trust 2005-5F
0.67%, 06/25/2035	80,995	78,419
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	393,697	407,553
GSR Mortgage Loan Trust 2005-AR6
2.68%, 09/25/2035	27,622	27,826
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	225,350	215,949
6.00%, 02/25/2036	774,448	699,793
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	674,674	669,951
HILT 2014-ORL Mortgage Trust
1.07%, 07/15/2029 (Acquired 09/02/2014 through 09/05/2014, Cost $1,600,748) (b)	1,600,000	1,592,886
Impac CMB Trust Series 2004-4
4.61%, 09/25/2034	17,241	17,482
Impac CMB Trust Series 2004-7
0.91%, 11/25/2034	2,093,319	1,985,807
Impac CMB Trust Series 2005-4
0.47%, 05/25/2035	229,428	225,262
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	140,102	143,752
0.97%, 11/25/2034	7,291	7,232
Impac Secured Assets Trust 2006-1
0.52%, 05/25/2036	643,293	622,494
Impac Secured Assets Trust 2006-2
0.52%, 08/25/2036	803,627	790,105
IndyMac INDX Mortgage Loan Trust 2005-AR11
0.00%, 08/25/2035 IO	1,897,464	19
Jefferies Resecuritization Trust 2011-R2
4.50%, 10/26/2036	404,111	416,577
JP Morgan Alternative Loan Trust
2.49%, 03/25/2036 (f)	64,446	51,976
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.12%, 08/12/2037 IO (Acquired 10/28/2013, Cost $94,486) (b)	13,814,717	17,476
5.64%, 08/12/2037	437,189	437,080
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12

4.90%, 09/12/2037	5,696,474	5,717,842
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3
4.94%, 08/15/2042	769,750	772,089
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.12%, 12/15/2044 IO (Acquired 10/28/2013, Cost $114,882) (b)	45,668,398	31,740
5.23%, 12/15/2044	673,312	680,671
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.21%, 06/12/2043 IO	34,460,827	107,070
5.81%, 06/12/2043	173,817	180,426
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	220,180	228,245
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	149,309	155,581
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.33%, 05/15/2047	229,437	229,362
5.34%, 05/15/2047	413,000	414,247
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	153,539	163,275
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.69%, 02/12/2049	1,579,905	1,694,770
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.08%, 02/15/2051 IO	29,281,117	62,076
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045 (Acquired 01/16/2015, Cost $7,911,951) (b)	7,800,000	7,894,973
JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ
0.95%, 04/15/2030 (Acquired 05/9/2014, Cost $1,000,251) (b)	1,000,000	999,787
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,348,448
JP Morgan Mortgage Trust 2004-A3
2.51%, 07/25/2034	89,769	91,852
JP Morgan Mortgage Trust 2004-A4
2.55%, 09/25/2034	148,908	152,654
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	65,773	68,227
JP Morgan Mortgage Trust 2005-A1
2.55%, 02/25/2035	298,892	304,569
JP Morgan Mortgage Trust 2005-A4
5.16%, 07/25/2035	394,955	391,323
JP Morgan Mortgage Trust 2006-A2
2.43%, 11/25/2033	1,109,537	1,111,654
2.50%, 08/25/2034	1,941,917	1,943,308
JP Morgan Mortgage Trust 2006-A3
2.54%, 08/25/2034	249,937	251,333
JP Morgan Mortgage Trust 2006-A7
2.54%, 01/25/2037	163,149	148,240
2.54%, 01/25/2037	286,187	260,035
JP Morgan Mortgage Trust 2007-A1
2.56%, 07/25/2035	197,196	197,347
2.56%, 07/25/2035	3,008,057	3,051,117
JP Morgan Mortgage Trust 2007-A2
2.53%, 04/25/2037	598,403	533,703
JP Morgan Resecuritization Trust Series 2009-6
2.51%, 09/26/2036 (Acquired 10/28/2013, Cost $237,358) (b)	235,361	238,014
JP Morgan Resecuritization Trust Series 2010-4
1.87%, 08/26/2035 (Acquired 10/28/2013, Cost $183,939) (b)	184,237	183,963
JPMBB Commercial Mortgage Securities Trust 2014-C19

3.67%, 04/15/2047	2,010,000	2,137,673
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,393,029
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,693,849
KGS-Alpha SBA COOF Trust
0.60%, 05/25/2039 IO (Acquired 10/28/2013, Cost $197,514) (b)	7,426,184	170,570
KGS-Alpha SBA COOF Trust 2014-2
3.16%, 04/25/2040 IO (Acquired 10/21/2014, Cost $478,261) (b)	3,085,282	451,705
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $973,278) (b)	1,027,000	1,111,622
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%, 02/15/2031	497,386	504,611
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%, 06/15/2038	145,108	151,179
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	523,427
LB-UBS Commercial Mortgage Trust 2007-C2
0.54%, 02/15/2040 IO	13,075,126	140,597
5.39%, 02/15/2040	14,471,973	15,530,178
5.43%, 02/15/2040	623,639	665,087
Lehman Mortgage Trust 2006-2
5.99%, 04/25/2036	116,679	108,729
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	117,092	106,303
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	614,892	514,144
Luminent Mortgage Trust 2005-1
0.43%, 11/25/2035	3,425,473	3,057,625
LVII Resecuritization Trust 2009-2
5.11%, 09/27/2037 (Acquired 10/28/2013, Cost $647,271) (b)	627,432	630,697
LVII Resecuritization Trust 2009-3
5.21%, 11/27/2037 (Acquired 10/28/2013, Cost $830,113) (b)	815,380	816,500
5.21%, 11/27/2037 (Acquired 10/28/2013, Cost $1,055,293) (b)	1,032,000	1,077,201
MASTR Adjustable Rate Mortgages Trust 2004-13
2.64%, 04/21/2034	506,424	509,219
MASTR Adjustable Rate Mortgages Trust 2004-15
3.13%, 12/25/2034	65,516	65,050
MASTR Adjustable Rate Mortgages Trust 2004-3
2.26%, 04/25/2034	107,727	100,470
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	525,948	560,302
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	173,197	173,376
6.00%, 01/25/2034	35,241	35,226
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	52,386	53,170
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	32,967	33,498
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	735,659	765,109
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	3,085	3,162
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	316,561	335,207
6.25%, 04/25/2034	103,984	109,893

MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	41,973	42,817
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	67,121	52,775
6.00%, 07/25/2034	38,984	39,680
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	54,694	42,139
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	111,203	114,814
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	2,490,955	2,520,289
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	117,985	115,033
MASTR Asset Securitization Trust
4.50%, 12/25/2018	10,230	10,436
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	15,139	13,522
5.00%, 12/25/2033	39,187	40,638
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	7,906	7,904
4.50%, 03/25/2018	25,097	25,090
5.00%, 03/25/2018	12,395	12,454
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	11,360	11,687
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	18,214	17,816
5.50%, 10/25/2033	23,589	23,595
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	11,958	10,392
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	2,553	2,592
5.25%, 12/26/2033	247,542	257,980
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	11,531	11,245
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	5,964	5,559
4.75%, 08/25/2019	30,574	31,435
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	47,406	48,730
MASTR Reperforming Loan Trust 2005-2
0.52%, 05/25/2035 (Acquired 10/28/2013, Cost $1,194,059) (b)	1,366,400	1,123,350
MASTR Reperforming Loan Trust 2006-2
4.71%, 05/25/2036 (Acquired 10/28/2013, Cost $155,123) (b)	165,017	155,041
Mastr Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $151,775) (b)	170,567	136,453
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.23%, 06/25/2037	391,664	381,375
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.31%, 08/25/2033	116,648	117,729
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.79%, 10/25/2028	240,589	229,674
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.81%, 10/25/2028	275,410	271,737
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.23%, 12/25/2034	235,515	229,442
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A

0.63%, 04/25/2029	102,332	98,162
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.96%, 07/25/2029	205,854	194,118
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.46%, 08/25/2034	205,856	210,882
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.46%, 02/25/2035	399,779	392,117
Merrill Lynch Mortgage Trust 2005-CIP1
5.05%, 07/12/2038	3,772,184	3,784,014
Merrill Lynch Mortgage Trust 2005-LC1
5.29%, 01/12/2044	225,538	229,150
5.37%, 01/12/2044	343,000	352,423
Merrill Lynch Mortgage Trust 2006-C1
5.66%, 05/12/2039	227,000	234,115
ML Trust XLVII
8.99%, 10/20/2020	2,766	2,956
ML-CFC Commercial Mortgage Trust 2006-1
5.47%, 02/12/2039	465,556	475,242
5.52%, 02/12/2039	390,000	402,207
ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,915,948	2,018,038
ML-CFC Commercial Mortgage Trust 2006-4
0.63%, 12/12/2049 IO (Acquired 10/28/2013, Cost $429,076) (b)	38,503,467	351,075
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	639,000	685,062
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,375,528
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/15/2046	5,200,000	5,723,141
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,387,030
3.67%, 02/15/2047	4,400,000	4,684,852
Morgan Stanley Capital I Trust 2005-HQ7
5.20%, 11/14/2042	6,371,782	6,430,561
Morgan Stanley Capital I Trust 2005-IQ10
5.23%, 09/15/2042	547,385	549,009
Morgan Stanley Capital I Trust 2006-IQ12
0.47%, 12/15/2043 IO (Acquired 10/28/2013, Cost $253,365) (b)	19,828,716	134,657
Morgan Stanley Capital I Trust 2007-HQ11
0.21%, 02/12/2044 IO (Acquired 10/28/2013, Cost $169,210) (b)	34,641,304	118,923
5.42%, 02/12/2044	332,914	354,490
Morgan Stanley Capital I Trust 2007-HQ13
0.45%, 12/15/2044 IO (Acquired 10/28/2013, Cost $127,542) (b)	9,149,480	92,208
Morgan Stanley Capital I Trust 2007-IQ13
0.40%, 03/15/2044 IO (Acquired 10/28/2013, Cost $352,057) (b)	31,882,379	209,914
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	677,728
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	855,399
Morgan Stanley Mortgage Loan Trust 2004-3
5.69%, 04/25/2034	463,214	488,396
Morgan Stanley Mortgage Loan Trust 2004-9
5.06%, 10/25/2019	118,155	118,072
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $1,002,578) (b)	1,182,000	1,040,278
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $3,177,881) (b)	3,158,709	3,161,236

1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $1,466,648) (b)	1,481,203	1,479,352
MortgageIT Trust 2005-1
0.81%, 02/25/2035	172,057	167,762
MortgageIT Trust 2005-2
0.43%, 05/25/2035	2,693,902	2,564,963
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.65%, 06/15/2030	482,802	458,149
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.61%, 12/15/2030	107,424	102,399
Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through
5.00%, 11/28/2035 (Acquired 10/28/2013, Cost $5,549) (b)	5,609	5,601
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $96,633) (b)	94,838	95,720
NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	6,015,093	6,133,957
NCUA Guaranteed Notes Trust 2010-R3
0.74%, 12/08/2020	2,330,944	2,352,552
2.40%, 12/08/2020	449,427	454,719
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	767	774
7.00%, 04/25/2033	11,096	11,501
5.50%, 05/25/2033	48,765	50,235
6.00%, 05/25/2033	24,981	25,783
Nomura Resecuritization Trust 2010-6R
2.65%, 03/26/2036 (Acquired 10/28/2013, Cost $152,035) (b)	151,673	151,333
NorthStar 2013-1
2.02%, 08/25/2029 (Acquired 10/28/2013, Cost $1,324,669) (b)	1,324,530	1,320,423
5.17%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,076,669) (b)	1,071,000	1,070,572
PaineWebber CMO Trust Series H
8.75%, 04/01/2018	19	18
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	891	980
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	194,815	204,576
Provident Funding Mortgage Loan Trust 2005-1
2.47%, 05/25/2035	87,853	88,736
RAIT 2014-FL3 Trust
1.42%, 12/15/2031 (Acquired 10/23/2014, Cost $1,960,259) (b)	1,960,259	1,961,183
1.97%, 12/15/2031 (Acquired 10/23/2014, Cost $1,489,836) (b)	1,489,836	1,491,273
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	25,987	26,169
RALI Series 2002-QS16 Trust
16.26%, 10/25/2017	16,496	17,003
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	67,538	68,255
RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	251,519	261,568
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	168,304	169,346
RALI Series 2003-QS1 Trust
4.25%, 01/25/2033	8,777	8,779
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	986,334	934,655
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	152,027	154,544
RALI Series 2003-QS15 Trust

5.50%, 08/25/2033	974,309	992,919
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	47,869	48,732
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	683,453	719,571
RALI Series 2003-QS3 Trust
16.12%, 02/25/2018	36,703	40,492
RALI Series 2003-QS9 Trust
7.38%, 05/25/2018 IO	103,850	9,335
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	22,069	22,368
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	1,140,730	1,167,838
RALI Series 2005-QA6 Trust
3.49%, 05/25/2035	278,082	233,526
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	34,900	29,704
RBS Commercial Funding Inc 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $486,822) (b)	512,000	524,226
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $523,821) (b)	501,963	540,692
RBSSP Resecuritization Trust 2009-12
5.79%, 11/25/2033 (Acquired 10/28/2013, Cost $732,436) (b)	709,298	744,817
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $167,754) (b)	162,205	171,274
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $267,125) (b)	264,754	270,575
RBSSP Resecuritization Trust 2010-12
4.00%, 06/27/2021 (Acquired 10/28/2013, Cost $9,240) (b)	9,183	9,180
RBSSP Resecuritization Trust 2010-9
4.80%, 10/26/2034 (Acquired 10/28/2013, Cost $308,362) (b)	295,960	307,380
4.00%, 05/26/2037	930,642	942,005
RBSSP Resecuritization Trust 2012-3
0.32%, 09/26/2036	907,663	865,920
RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $893,377) (b)	892,591	915,413
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $13,833) (b)	15,081	13,027
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	43,665	44,875
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	3,527	3,604
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	62,091	62,680
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	3,474,098	3,588,337
Residential Asset Securitization Trust 2005-A2
4.88%, 03/25/2035 IO	1,417,355	194,342
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	145,021	131,277
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	1,442	1,430
RFMSI Series 2003-S13 Trust
5.50%, 06/25/2033	27,600	27,606
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	10,793	10,567

RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	31,437	31,738
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	56,077	56,833
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	24,653	21,113
RFMSI Series 2005-S1 Trust
4.75%, 02/25/2020	35,342	36,289
RFMSI Series 2005-SA4 Trust
2.74%, 09/25/2035	141,465	118,018
RFSC Series 2003-RM2 Trust
0.00%, 05/25/2033 PO	2,316	2,052
Salomon Brothers Mortgage Securities VII Inc
0.00%, 12/25/2018 PO	2,820	2,483
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $47,464) (b)	48,388	47,496
7.00%, 06/25/2033	41,437	44,720
2.49%, 09/25/2033	355,867	360,279
Sequoia Mortgage Trust 2004-10
0.80%, 11/20/2034	109,815	104,926
Sequoia Mortgage Trust 2004-11
0.48%, 12/20/2034	337,600	327,944
Sequoia Mortgage Trust 2004-12
0.66%, 01/20/2035	298,499	273,561
Sequoia Mortgage Trust 2004-8
0.88%, 09/20/2034	1,937,673	1,848,030
1.13%, 09/20/2034	339,594	328,127
Springleaf Mortgage Loan Trust 2012-1
2.67%, 09/25/2057 (Acquired 10/28/2013, Cost $328,990) (b)	322,413	326,573
6.00%, 09/25/2057 (Acquired 10/28/2013, Cost $1,954,721) (b)	1,873,000	1,902,232
Springleaf Mortgage Loan Trust 2012-2
2.22%, 10/25/2057 (Acquired 10/28/2013, Cost $1,507,827) (b)	1,484,511	1,489,099
6.00%, 10/25/2057 (Acquired 10/28/2013, Cost $1,781,856) (b)	1,729,000	1,794,483
Springleaf Mortgage Loan Trust 2012-3
1.57%, 12/25/2059 (Acquired 10/28/2013, Cost $1,776,625) (b)	1,776,641	1,781,063
2.66%, 12/25/2059 (Acquired 10/28/2013, Cost $985,550) (b)	996,000	995,697
3.56%, 12/25/2059 (Acquired 10/28/2013, Cost $571,876) (b)	584,000	591,891
4.44%, 12/25/2059 (Acquired 10/28/2013, Cost $493,748) (b)	496,000	506,841
5.30%, 12/25/2059 (Acquired 10/28/2013, Cost $222,971) (b)	221,000	227,638
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $1,380,115) (b)	1,395,936	1,394,118
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,084,439) (b)	1,121,000	1,099,926
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $794,650) (b)	817,000	818,353
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $659,414) (b)	688,000	692,854
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $1,657,317) (b)	1,665,335	1,662,457
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $876,143) (b)	899,000	916,398
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,676) (b)	1,262,000	1,271,243
Structured Adjustable Rate Mortgage Loan Trust
2.35%, 06/25/2034	112,869	112,293
2.40%, 06/25/2034	1,100,889	1,098,510
Structured Asset Mortgage Investments II Trust 2004-AR5
0.84%, 10/19/2034	290,291	277,442
Structured Asset Mortgage Investments II Trust 2005-AR5
0.43%, 07/19/2035	1,080,889	1,036,500
Structured Asset Mortgage Investments Trust 2003-CL1

0.57%, 07/25/2032	961,179	909,755
Structured Asset Sec Corp Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	93,781	95,409
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	43,974	46,195
Structured Asset Sec Corp Mort Pass Th Certs Ser 2003-32
5.47%, 11/25/2033	42,849	44,316
Structured Asset Securities Corp
2.55%, 12/25/2033	2,809,242	2,768,553
3.67%, 12/25/2033	357,488	357,882
5.49%, 02/25/2034	339,390	360,182
0.52%, 06/25/2035 (Acquired 10/28/2013, Cost $109,604) (b)	130,272	105,280
Structured Asset Securities Corp Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	850,142	873,942
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	395,707	404,156
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A
2.48%, 11/25/2033	118,394	116,724
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-22
5.09%, 01/25/2035	6,907,553	7,137,015
Structured Asset Securities Corp Trust 2005-6
5.00%, 05/25/2035	84,840	86,048
Thornburg Mortgage Securities Trust 2003-4
0.81%, 09/25/2043	1,459,251	1,408,903
Thornburg Mortgage Securities Trust 2004-4
1.94%, 12/25/2044	821,269	816,077
Thornburg Mortgage Securities Trust 2005-1
2.23%, 04/25/2045	2,564,853	2,577,298
TIAA Seasoned Commercial Mortgage Trust 2007-C4
5.53%, 08/15/2039	89,249	89,218
UBS Commercial Mortgage Trust 2012-C1
2.28%, 05/10/2045 IO (Acquired 10/28/2013, Cost $242,400) (b)	1,961,860	223,301
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,757,638) (b)	1,787,000	1,874,361
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.75%, 05/10/2063 IO (Acquired 10/28/2013, Cost $649,405) (b)	7,565,746	569,028
3.53%, 05/10/2063	1,073,000	1,144,337
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	282,758
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	676,078	773,159
Vendee Mortgage Trust 1994-1
5.57%, 02/15/2024	153,458	169,581
6.50%, 02/15/2024	496,768	544,443
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	221,042	253,915
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	102,955	119,198
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	305,843	361,824
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	205,305	240,526
VML 2014-NPL1 LLC
3.88%, 04/25/2054 (Acquired 11/26/2014, Cost $1,059,090) (b)	1,059,090	1,059,687
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $2,197,228) (b)	2,283,000	2,335,105

VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/5/2013, Cost $2,561,583) (b)	2,500,000	2,694,805
Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.19%, 01/15/2041	157,771	158,168
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.27%, 10/15/2044	715,443	720,610
5.27%, 10/15/2044	5,000,000	5,070,470
Wachovia Bank Commercial Mortgage Trust Series 2005-C22
5.27%, 12/15/2044	7,238,385	7,327,345
Wachovia Bank Commercial Mortgage Trust Series 2006-C23
5.47%, 01/15/2045	5,360,000	5,524,037
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.09%, 03/15/2045 IO (Acquired 10/28/2013, Cost $279,127) (b)	86,666,764	97,933
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.71%, 06/15/2049	7,401,912	7,947,233
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.42%, 10/25/2033	620,268	627,612
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.30%, 08/25/2033	207,610	208,046
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.41%, 09/25/2033	1,102,383	1,134,464
2.44%, 09/25/2033	210,695	209,071
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	205,274	212,421
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	14,731	15,116
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.72%, 12/25/2018	40,647	39,590
WaMu Mortgage Pass-Through Certificates Series 2003-S4
16.98%, 06/25/2033	51,842	57,951
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	84,560	85,400
4.50%, 09/25/2018	27,094	27,368
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	15,777	12,323
5.25%, 10/25/2033	755,412	775,555
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.37%, 06/25/2034	6,686,294	6,748,463
2.37%, 06/25/2034	376,765	380,268
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	76,770	78,659
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	97,672	99,632
5.50%, 08/25/2019	211,582	217,404
6.00%, 08/25/2034	1,390,289	1,485,785
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	34,673	35,916
6.00%, 10/25/2019	31,149	32,617
6.50%, 10/25/2034	5,418,204	5,913,021
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	53,488	55,321
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	113,029	115,796
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	723,317	757,350
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust

5.00%, 07/25/2034	178,172	186,666
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.26%, 09/25/2036	28,054	21,211
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.24%, 08/25/2046	135,752	114,703
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	22,616	16,033
5.50%, 03/25/2035	284,199	285,782
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.83%, 04/25/2035 IO	362,681	45,608
4.88%, 04/25/2035 IO	1,574,693	217,097
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	543,215	500,127
5.50%, 06/25/2035 IO	517,679	108,420
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	112,993	108,498
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	47,182	42,971
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.67%, 03/25/2018	12,358	12,232
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	3,063	2,312
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	16,916	15,599
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	64,167	58,155
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (Acquired 10/28/2013, Cost $1,515,062) (b)	1,548,000	1,568,757
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.49%, 11/25/2033	416,410	418,184
2.49%, 11/25/2033	15,974	16,234
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.55%, 11/25/2033	62,490	61,289
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	94,201	96,958
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.49%, 02/25/2034	121,966	121,707
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.50%, 12/25/2034	359,743	362,245
2.50%, 12/25/2034	117,424	118,240
2.61%, 12/25/2034	241,967	246,014
2.61%, 12/25/2034	355,682	357,607
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.60%, 07/25/2034	519,560	523,979
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.61%, 09/25/2034	1,569,573	1,574,363
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.60%, 10/25/2034	246,938	248,946
2.60%, 10/25/2034	316,722	320,913
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 11/25/2035 PO	41,547	33,971
5.50%, 11/25/2035	172,247	182,188
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.62%, 03/25/2035	3,740,796	3,768,198
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.60%, 06/25/2035	313,663	315,051

Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	438,182	432,412
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	78,186	79,155
Wells Fargo Mortgage Backed Securities 2007-9 Trust
5.50%, 07/25/2037	313,310	317,835
Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $556,485) (b)	554,193	545,881
Wells Fargo Resecuritization Trust 2012-IO
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $1,153,451) (b)	1,156,103	1,156,103
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,125,585) (b)	1,059,000	1,177,853
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	115,395	115,650
3.44%, 04/15/2045	9,470,780	10,093,616
WFRBS Commercial Mortgage Trust 2013-C11
4.18%, 03/15/2045 (Acquired 08/04/2014, Cost $285,612) (b)	300,000	293,785
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,515,907
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,758,153
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,266,425
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,819,220
Total Mortgage Backed Obligations (Cost $3,151,958,571)		$3,224,801,444
Total Bonds & Notes (Cost $7,884,755,058)		$8,141,636,604

SHORT-TERM INVESTMENTS - 7.83%
Money Market Funds - 7.83%	Shares
Fidelity Institutional Money Market Fund, 0.01% (g)	332,411,352	$332,411,352
Goldman Sachs Financial Square Fund, 0.00% (g)	332,411,351	332,411,351
Total Short-Term Investments (Cost $664,822,703)		$664,822,703

TOTAL INVESTMENTS IN SECURITIES - 103.75%
(Cost $8,549,577,761)		8,806,459,307
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.75)%		(317,910,784)
TOTAL NET ASSETS - 100.00%		$8,488,548,523

Percentages are stated as a percent of net assets.
PO	Principal Only Strip
IO	Interest Only Strip

(a)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $9,659,216, which represents 0.11% of total net assets.
(b)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,027,504,015, which represents 12.10% of total net assets.
(c)	Includes inflation protected securities. The value of these securities totals $10,270,202, which represents 0.12% of total net assets.
(d)	Includes delayed delivery securities. The value of these securities totals $275,615,677, which represents 3.25% of total net assets.
(e)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $903,656, which represents 0.01% of total net assets.
(f)	Includes securities in default. The value of these securities totals $6,007,574, which represents 0.07% of total net assets.
(g)	Partially assigned as collateral for certain delayed delivery securities.
(h)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. The value of these securities totals $11,860,937, which represents 0.14% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Bond Fund
Schedule of Open Futures Contracts
March 31, 2015 (Unaudited)

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Cumulative Appreciation (Depreciation)
(35)	U.S. Ultra Bond Future	June 2015	$(5,976,079)	$(5,945,625)	$30,454
795	U.S. 2 Year Note Future	June 2015	173,794,522	174,229,219	434,697
(40)	U.S. Long Bond Future	June 2015	(6,536,353)	(6,555,000)	(18,647)
5	U.S. 5 Year Note Future	June 2015	600,202	601,055	853
(215)	U.S. 10 Year Note Future	June 2015	(27,624,639)	(27,714,844)	(90,205)
					$357,152

Bridge Builder Mutual Funds
Notes to Schedule of Investments
March 31, 2015 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

a) Investment Valuation – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds, (other than short-term securities) are valued using the bid price on the day of the valuation provided by an independent pricing service. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The third party pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if significant observable inputs are used.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith pursuant to procedures adopted by the Board of Trustees.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE.

Short-term securities with less than 60 days remaining to maturity when acquired by the Fund that are not eligible for vendor pricing (including government and retail money-market funds, repurchase agreements and demand notes) are valued at amortized cost on the day of valuation, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

The Trust has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the investment adviser’s or sub-adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. These securities are classified as Level 2 or Level 3 of the fair value hierarchy. Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors. The Fund fair valued two securities as of March 31, 2015. The value of these securities totals $11,860,937, which represents 0.14% of the Fund’s total net assets.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Trust has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

• Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

• Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

	Level 1	Level 2	Level 3	Total

Asset-Backed Obligations	$-	$583,347,852	$88,124,739	$671,472,591
Corporate Bonds	-	2,331,169,657	18,312,433	2,349,482,090
Government Related	-	1,895,777,348	103,131	1,895,880,479
Mortgage-Backed Obligations	-	3,151,034,494	73,766,950	3,224,801,444
Short-Term Investments	664,822,703	-	-	664,822,703
Total Investments in Securities	$664,822,703	$7,961,329,351	$180,307,253	$8,806,459,307

Other Financial Instruments (1)
Futures Contracts	$357,152	$-	$-	$357,152
Total Investments in Other Financial Instruments	$357,152	$-	$-	$357,152

(1) Includes unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Open Futures Contracts.

Below are the transfers between Levels 2 and Levels 3 during the reporting period from June 30, 2014 to March 31, 2015. Transfers between levels are identified at the end of the reporting period.

Bridge Builder Bond Fund
Transfers into Level 2	$52,866,055
Transfers out of Level 2	43,965,028
Net transfers in Level 2	$8,901,027

Transfers into Level 3	$43,965,028
Transfers out of Level 3	52,866,055
Net transfers out of Level 3	$8,901,027

Below is a reconciliation that details the activity of securities in Level 3 during the period ended March 31, 2015:

Bridge Builder Bond Fund
Beginning Balance - June 30, 2014	$132,261,070
Purchases	118,152,233
Sales proceeds and paydowns	(60,497,025)
Transfers into Level 3	43,965,028
Transfer out of Level 3	(52,866,055)
Realized gains/(losses), net	100,416
Change in unrealized gains/(losses), net	(808,414)
Ending Balance - March 31, 2015	$180,307,253

The following table presents information about unobservable inputs related to the Fund's categories of Level 3 investments as of March 31, 2015:

Type of Security	Fair Value at 3/31/2015	Valuation Techniques	Unobservable Inputs	Range
Asset-Backed Obligations	$88,124,739	Consensus pricing	Third party & broker quoted inputs	N/A
Corporate Bonds	18,312,433	Consensus pricing	Third party & broker quoted inputs	N/A
Government Related	103,131	Consensus pricing	Third party & broker quoted inputs	N/A
Mortgage-Backed Obligations	73,766,950	Consensus pricing	Third party & broker quoted inputs	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant.  Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Third party & broker quoted inputs
The significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default, and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

b) Delayed Delivery Securities - The Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

The Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Fixed-income securities purchased on a delayed-delivery basis are typically marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

As of March 31, 2015, the Fund held $275,615,677 in delayed delivery purchase commitments that represent 3.25% of the Fund’s net assets.

c) Derivatives - The Fund invests in derivatives as permitted by its investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities. The Fund also is exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a particular derivative in the open market in a timely manner. Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment. The Fund’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Futures Contracts – The Fund may enter into interest rate and Treasury futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies. During the period ended March 31, 2015, the Fund purchased and sold futures contracts to gain or hedge exposure to risk factors and alter the Fund’s investment characteristics. Upon entering into futures contracts, the Fund is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of the Fund’s futures contracts. Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by the Fund periodically (Variation Margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The Fund had an average monthly notional amount of purchased futures of $240,830,456 and sold futures of $57,461,196 during the period from July 1, 2014 to March 31, 2015.

d) Restricted Securities – The Fund may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund may have the right to include these securities in such registration, generally without cost to the Fund. The Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at March 31, 2015 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. As of March 31, 2015, the Fund held restricted securities with an aggregate value of $1,027,504,015, which accounted for 12.10% of the Fund’s net assets. The Fund’s Sub-advisers have determined $7,253,243 of these securities to be illiquid and $1,020,250,772 to be liquid pursuant to the Fund’s liquidity guidelines.

2. FEDERAL TAX INFORMATION

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows:1

Bridge Builder Bond Fund

Cost of Investments	$8,549,577,761

Gross unrealized appreciation	297,725,340
Gross unrealized depreciation	(40,843,794)
Net unrealized appreciation	$256,881,546

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Tax information for the Fund will be available in the shareholder report for the year ending June 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Bridge Builder Trust

By (Signature and Title)  /s/ Joseph Neuberger
                                                Joseph Neuberger, President

Date   May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph Neuberger
                                    Joseph Neuberger, President

Date   May 27, 2015

By (Signature and Title)* /s/ Jason Hadler
                                    Jason Hadler, Treasurer

Date   May 27, 2015

* Print the name and title of each signing officer under his or her signature.